FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets

AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2023

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2023

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2023

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2023

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2023

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2023

Alger Large Cap Growth	For the year ended December 31, 2023 and the period from June 3, 2022 (commencement of operations) through December 31, 2022

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2023

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2023

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2023

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2023

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2023

American Century VP International	For each of the two years in the period ended December 31, 2023

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2023

American Century VP Value	For each of the two years in the period ended December 31, 2023

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2023

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2023

American Funds IS® International	For each of the two years in the period ended December 31, 2023

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

American Funds IS® New World	For each of the two years in the period ended December 31, 2023

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2023

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2023

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2023

elaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2023

Delaware VIP Global Equity	For each of the two years in the period ended December 31, 2023

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2023

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2023

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2023

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2023

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2023

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2023

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2023

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2023

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2023

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2023

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2023

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2023

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Invesco V.I. Equally-Weighted S&P 500	For the year ended December 31, 2023 and for the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2023

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2023

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2023

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2023

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2023

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2023

MFS® VIT Research	For each of the two years in the period ended December 31, 2023

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2023

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2023

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2023

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2023

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2023

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2023

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2023

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2023

Pioneer Real Estate Shares VCT	For the period from January 2, 2023 through April 28, 2023 (closing of operations) and the year ended December 31, 2022

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2023

Putnam VT Income	For each of the two years in the period ended December 31, 2023

Putnam VY Large Cap Growth Fund	For each of the two years in the period ended December 31, 2023

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2023

Putnam VT Multi-Asset Absolute Return	For the period from January 2, 2023 through April 21, 2023 (closing of operations) and the year ended December 31, 2022

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF Banking	For each of the two years in the period ended December 31, 2023

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2023

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2023

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2023

Rydex VIF Energy	For each of the two years in the period ended December 31, 2023

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2023

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2023

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2023

Rydex VIF Internet	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2023

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2023

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2023

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Nova	For each of the two years in the period ended December 31, 2023

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2023

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2023

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Technology	For each of the two years in the period ended December 31, 2023

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2023

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2023

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2023

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2023

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2023

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2023

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2023

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2023

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2023

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2023

Vanguard® VIF International	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2023

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2023

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2023

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2023

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2023

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2023

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2023

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2023

Variable Annuity Account A

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio (a)	217	$4,039	$3,784	$—	$3,784	215	$17.69	$17.69
AB VPS Relative Value Portfolio (a)	1,218	36,003	35,040	—	35,040	2,115	16.57	16.57
AFIS Capital World Growth and Income	11,920	171,414	160,448	—	160,448	11,770	12.93	14.29
AFIS U.S. Government Securities	73,023	884,063	713,432	—	713,432	99,106	7.20	7.20
AFIS Washington Mutual Investors	64,670	861,646	909,260	—	909,260	56,445	15.77	17.44
Alger Capital Appreciation (c)	7,491	582,596	520,741	—	520,741	21,997	23.20	30.26
Alger Large Cap Growth	490	28,226	30,600	—	30,600	2,850	10.62	10.79
Allspring Opportunity VT	5,229	125,091	135,911	—	135,911	5,655	24.00	24.00
Allspring VT Discovery All Cap Growth Fund (a)	3,795	107,501	90,662	—	90,662	4,540	19.97	19.97
ALPS/Alerian Energy Infrastructure	7,563	71,439	81,835	—	81,835	9,258	8.83	9.89
American Century VP Disciplined Core Value	24,941	230,425	191,297	—	191,297	10,347	14.96	20.82
American Century VP Inflation Protection	4,957	52,355	46,445	—	46,445	6,020	7.71	7.71
American Century VP International	4,920	55,863	51,958	—	51,958	5,031	10.33	10.33
American Century VP Mid Cap Value (c)	2,450	46,754	47,700	—	47,700	2,509	15.47	21.06
American Century VP Value	4,891	52,482	59,724	—	59,724	3,360	15.15	20.86
American Funds IS® Asset Allocation	30,558	735,448	713,213	—	713,213	55,079	12.69	14.03
American Funds IS® Capital World Bond	10,020	116,969	99,000	—	99,000	14,316	6.34	7.01
American Funds IS® Global Growth	10,378	323,032	343,307	—	343,307	20,810	16.18	17.88
American Funds IS® Global Small Capitalization	5,158	141,668	90,062	—	90,062	8,104	11.11	11.11
American Funds IS® Growth	7,205	648,647	689,557	—	689,557	28,019	24.43	27.00
American Funds IS® Growth-Income	6,790	326,924	389,339	—	389,339	21,621	17.64	19.50
American Funds IS® International	2,942	60,569	50,397	—	50,397	5,470	8.84	9.77
American Funds IS® International Growth and Income	28,505	305,559	275,646	—	275,646	29,487	8.54	9.44
American Funds IS® New World	5,302	131,788	132,285	—	132,285	12,760	10.13	11.20
BlackRock Advantage Large Cap Core V.I.	1,305	33,130	28,676	—	28,676	1,433	19.96	25.31
BlackRock Basic Value V.I.	10,433	143,012	133,226	—	133,226	9,361	14.24	14.24
BlackRock Equity Dividend V.I.	23,943	257,824	253,795	—	253,795	16,073	15.78	15.78
BlackRock Global Allocation V.I.	10,101	143,327	131,622	—	131,622	12,200	10.51	11.89
BlackRock High Yield V.I.	67,545	484,096	462,007	2,391	464,398	44,022	10.03	11.22
BlackRock Large Cap Focus Growth V.I.	2,578	38,201	47,359	—	47,359	1,843	25.69	25.69
BNY Mellon IP Small Cap Stock Index	5,609	97,323	104,216	—	104,216	5,767	15.53	19.70
BNY Mellon IP Technology Growth	8,016	183,436	201,760	—	201,760	7,924	25.31	29.22
BNY Mellon VIF Appreciation	288	13,067	9,871	—	9,871	517	19.10	19.10
Delaware Ivy VIP Asset Strategy	60,205	513,215	527,396	—	527,396	51,196	10.23	12.02
Delaware Ivy VIP Balanced	6,578	45,297	35,524	—	35,524	2,779	12.79	16.21

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Energy	6,999	$29,571	$35,696	$—	$35,696	6,737	$5.28	$5.39
Delaware Ivy VIP Global Growth	45,424	204,927	143,993	—	143,993	9,342	14.85	16.98
Delaware Ivy VIP Growth	4,678	42,036	46,403	—	46,403	1,277	35.96	36.64
Delaware Ivy VIP High Income	16,568	57,141	48,874	—	48,874	4,575	9.51	12.30
Delaware Ivy VIP International Core Equity	2,577	43,637	41,612	—	41,612	3,897	10.67	10.67
Delaware Ivy VIP Limited-Term Bond	102	475	483	—	483	61	7.90	7.90
Delaware Ivy VIP Mid Cap Growth	50,518	494,398	505,181	—	505,181	21,979	19.05	23.60
Delaware Ivy VIP Natural Resources	831	3,356	3,923	—	3,923	669	5.84	5.84
Delaware Ivy VIP Science And Technology	3,514	93,272	80,713	—	80,713	2,760	21.66	31.44
Delaware Ivy VIP Small Cap Growth	9,549	77,658	54,908	—	54,908	4,050	13.54	13.54
Delaware Ivy VIP Smid Cap Core	2,403	32,725	27,683	—	27,683	1,598	14.45	17.74
Delaware VIP Global Equity (a)	2,218	13,673	10,800	—	10,800	873	12.38	12.38
Dimensional VA Global Bond Portfolio	—	—	—	—	—	—	6.88	6.88
Dimensional VA International Small Portfolio	18,963	216,753	225,283	—	225,283	17,615	11.32	13.14
Dimensional VA International Value Portfolio	83,705	1,107,931	1,139,231	—	1,139,231	98,854	10.35	11.70
Dimensional VA Short-Term Fixed Portfolio	19,908	203,593	199,680	—	199,680	26,645	7.49	7.49
Dimensional VA U.S. Large Value Portfolio	15,648	391,515	509,180	—	509,180	29,316	14.91	19.07
Dimensional VA U.S. Targeted Value Portfolio	24,835	521,878	561,271	—	561,271	29,501	16.38	21.41
Donoghue Forlines Dividend VIT Fund	724	11,005	10,346	—	10,346	1,221	8.47	8.47
DWS Core Equity VIP	8,257	96,423	100,977	—	100,977	4,862	20.77	20.77
DWS Global Small Cap VIP	7,275	84,811	72,165	—	72,165	7,054	10.23	10.23
DWS Small Mid Cap Value VIP	27,928	356,288	387,084	—	387,084	27,542	14.06	14.06
Eaton Vance VT Floating-Rate Income	26,944	240,153	233,061	—	233,061	23,674	9.84	9.84
Federated Hermes Fund for U.S. Government Securities II	17,288	182,184	161,644	—	161,644	23,898	6.62	7.96
Federated Hermes High Income Bond II	46,959	282,099	264,378	—	264,378	21,872	9.55	14.13
Fidelity® VIP Balanced	30,740	563,345	662,148	—	662,148	41,196	15.85	18.87
Fidelity® VIP Contrafund	34,799	1,351,290	1,629,629	—	1,629,629	72,047	20.59	30.03
Fidelity® VIP Disciplined Small Cap	2,686	43,968	43,861	—	43,861	2,560	14.31	19.31
Fidelity® VIP Emerging Markets	22,119	236,883	234,018	—	234,018	20,831	10.83	11.40
Fidelity® VIP Growth & Income	18,966	388,839	495,386	—	495,386	22,295	17.94	25.98
Fidelity® VIP Growth Opportunities	28,775	1,358,510	1,668,656	—	1,668,656	48,957	29.71	37.81
Fidelity® VIP High Income	10,066	48,788	44,088	—	44,088	4,753	8.90	9.86
Fidelity® VIP Index 500	2,530	796,644	1,152,075	—	1,152,075	52,451	20.96	24.83
Fidelity® VIP Investment Grade Bond	62,299	786,258	674,072	—	674,072	77,772	7.77	9.50
Fidelity® VIP Mid Cap	1,892	65,312	65,616	—	65,616	3,721	15.39	18.26
Fidelity® VIP Overseas	4,821	104,049	122,988	—	122,988	10,158	11.60	12.73

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Real Estate	4,299	$80,438	$72,572	$—	$72,572	6,285	$10.21	$13.63
Fidelity® VIP Strategic Income	19,322	215,052	199,979	—	199,979	22,855	8.69	9.88
Franklin DynaTech VIP	5,713	34,240	24,395	—	24,395	1,076	19.83	23.45
Franklin Growth and Income VIP Fund	50,576	475,189	319,132	—	319,132	18,110	15.65	20.76
Franklin Income VIP Fund	19,446	291,864	276,131	—	276,131	25,217	10.89	13.15
Franklin Large Cap Growth VIP Fund	22,498	480,358	413,517	—	413,517	19,632	20.31	26.06
Franklin Mutual Global Discovery VIP Fund	7,199	139,069	132,310	—	132,310	8,977	12.29	15.59
Franklin Mutual Shares VIP Fund	5,260	97,349	80,639	—	80,639	5,714	11.64	15.08
Franklin Rising Dividends VIP Fund	28,072	767,853	755,987	—	755,987	33,434	18.33	25.27
Franklin Small Cap Value VIP Fund	37,152	523,365	493,008	—	493,008	29,507	14.23	18.53
Franklin Small-Mid Cap Growth VIP Fund	33,542	537,270	446,774	—	446,774	22,388	16.98	39.27
Franklin Strategic Income VIP Fund	3,624	36,085	32,655	—	32,655	4,245	7.69	7.69
Franklin U.S. Government Securities VIP Fund	32,001	369,159	331,525	—	331,525	46,266	6.80	7.31
Goldman Sachs VIT International Equity Insights	840	6,681	7,480	—	7,480	685	10.87	10.87
Goldman Sachs VIT Mid Cap Growth Fund	33,622	456,039	343,285	—	343,285	16,131	17.25	22.51
Goldman Sachs VIT Mid Cap Value	13,288	215,506	215,393	—	215,393	13,508	14.65	18.96
Guggenheim VIF All Cap Value	3,633	116,345	119,226	—	119,226	6,728	15.28	28.71
Guggenheim VIF Floating Rate Strategies	6,763	174,348	171,377	—	171,377	18,816	9.03	9.97
Guggenheim VIF Global Managed Futures Strategy	3,664	60,806	62,910	—	62,910	11,134	5.32	7.73
Guggenheim VIF High Yield	809	23,760	19,833	—	19,833	2,029	9.60	11.31
Guggenheim VIF Large Cap Value	5,057	200,256	202,387	—	202,387	7,509	26.95	26.95
Guggenheim VIF Long Short Equity	3,036	47,427	51,521	—	51,521	5,636	9.07	9.30
Guggenheim VIF Multi-Hedge Strategies	4,854	116,602	125,660	—	125,660	17,459	5.79	8.08
Guggenheim VIF Small Cap Value	766	33,030	33,052	—	33,052	1,207	19.52	34.66
Guggenheim VIF SMid Cap Value	618	44,993	44,553	—	44,553	1,424	30.47	33.87
Guggenheim VIF StylePlus Large Core	—	—	—	—	—	—	21.24	25.77
Guggenheim VIF StylePlus Large Growth	3,046	62,275	57,901	—	57,901	2,039	27.15	31.19
Guggenheim VIF StylePlus Mid Growth	2,982	123,547	136,912	—	136,912	3,612	37.86	37.86
Guggenheim VIF Total Return Bond	73,012	1,046,611	1,050,646	—	1,050,646	112,794	8.67	9.43
Guggenheim VIF World Equity Income	3,796	46,798	51,357	—	51,357	3,344	15.34	15.34
Invesco Oppenheimer V.I. International Growth Fund	68,810	157,246	147,254	—	147,254	12,418	10.02	12.41
Invesco V.I. American Franchise Series I	1,703	105,682	100,400	—	100,400	5,867	17.02	17.02
Invesco V.I. American Value	929	15,364	12,756	—	12,756	936	13.63	13.63
Invesco V.I. Balanced-Risk Allocation	3,721	37,983	31,550	—	31,550	3,098	10.19	10.19
Invesco V.I. Comstock	15,543	313,241	304,337	—	304,337	19,168	15.88	15.88
Invesco V.I. Core Equity	2,309	73,492	67,239	—	67,239	3,604	18.66	18.66
Invesco V.I. Discovery Mid Cap Growth	385	26,372	20,807	—	20,807	1,333	15.61	15.61
Invesco V.I. Equally-Weighted S&P 500	653	17,251	16,435	—	16,435	1,606	10.23	10.23

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Equity and Income	4,351	$77,771	$71,190	$—	$71,190	5,508	$12.93	$12.93
Invesco V.I. EVQ International Equity Fund	6,959	225,482	232,930	—	232,930	22,814	10.09	11.06
Invesco V.I. Global	3,932	153,471	139,596	—	139,596	8,016	15.51	18.82
Invesco V.I. Global Real Estate	2,417	38,401	32,989	—	32,989	3,227	10.20	10.20
Invesco V.I. Global Strategic Income	26,469	132,330	116,994	—	116,994	16,108	7.23	8.10
Invesco V.I. Government Securities	80	948	822	—	822	128	6.43	6.43
Invesco V.I. Health Care	2,509	67,879	59,667	—	59,667	4,445	13.40	13.40
Invesco V.I. Main Street Mid Cap Fund®	10,356	106,437	97,246	—	97,246	7,044	12.82	15.84
Invesco V.I. Main Street Small Cap Fund®	10,567	260,011	277,920	—	277,920	15,644	16.24	20.96
Invesco V.I. Small Cap Equity	3,726	63,290	57,715	—	57,715	4,085	13.03	16.45
Janus Henderson VIT Enterprise	4,392	289,037	300,307	—	300,307	13,596	21.36	28.12
Janus Henderson VIT Forty	205	8,422	8,690	—	8,690	339	25.67	25.67
Janus Henderson VIT Mid Cap Value	—	—	—	—	—	—	16.01	16.01
Janus Henderson VIT Overseas	8,248	306,506	330,597	—	330,597	40,665	7.89	9.85
Janus Henderson VIT Research	2,088	77,205	89,924	—	89,924	3,308	22.41	28.78
Lord Abbett Series Bond-Debenture VC	38,166	454,205	393,874	—	393,874	40,930	9.25	11.17
Lord Abbett Series Developing Growth VC	3,651	118,565	87,470	—	87,470	5,481	14.28	19.37
Lord Abbett Series Growth and Income VC	2,651	96,279	95,596	—	95,596	6,469	14.78	14.78
Lord Abbett Series Growth Opportunities VC	1,518	20,279	13,544	—	13,544	809	16.73	16.73
Lord Abbett Series Total Return VC	—	—	—	—	—	—	8.84	8.84
LVIP JPMorgan Core Bond Fund (a)	3,128	33,681	30,491	—	30,491	4,140	7.35	7.96
LVIP JPMorgan Small Cap Core Fund (a)	2,635	56,777	51,665	—	51,665	3,750	13.78	13.78
LVIP JPMorgan US Equity Fund (a)	275	11,532	10,151	—	10,151	455	22.33	22.33
MFS® VIT Emerging Markets Equity	—	—	—	—	—	—	7.32	7.32
MFS® VIT Global Tactical Allocation	5,605	79,715	74,774	—	74,774	8,232	9.08	9.08
MFS® VIT II Research International	3,660	59,753	60,862	—	60,862	6,023	10.10	10.10
MFS® VIT International Intrinsic Value	4,824	122,318	139,081	—	139,081	11,067	12.14	13.42
MFS® VIT New Discovery	31,973	339,964	322,925	—	322,925	17,932	14.71	18.22
MFS® VIT Research	1,597	45,153	50,029	—	50,029	2,644	18.92	18.92
MFS® VIT Total Return	1,556	35,360	35,289	—	35,289	2,863	12.32	12.32
MFS® VIT Utilities	1,060	33,220	33,418	—	33,418	2,649	12.10	15.80
Morgan Stanley VIF Emerging Markets Equity	—	—	—	—	—	—	8.02	8.02
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,760	21,591	24,250	—	24,250	1,809	13.40	13.40
Morningstar Balanced ETF Asset Allocation Portfolio	94,031	1,012,954	976,981	—	976,981	90,523	10.78	12.20
Morningstar Conservative ETF Asset Allocation Portfolio	78,112	866,047	774,087	—	774,087	96,748	8.00	8.00
Morningstar Growth ETF Asset Allocation Portfolio	23,992	264,819	272,071	—	272,071	22,149	12.29	12.29

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,254	$51,554	$51,754	$—	$51,754	5,280	$9.35	$10.58
Neuberger Berman AMT Sustainable Equity	9,503	250,390	316,916	—	316,916	19,986	13.58	22.75
PIMCO VIT All Asset	5,558	56,867	51,138	—	51,138	5,083	9.48	10.78
PIMCO VIT CommodityRealReturn Strategy	36,910	285,053	201,530	—	201,530	39,007	4.56	5.58
PIMCO VIT Emerging Markets Bond	23,157	275,402	244,305	—	244,305	25,738	8.26	9.68
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	2,511	29,662	24,155	—	24,155	3,275	6.93	9.58
PIMCO VIT High Yield	325	2,487	2,330	—	2,330	132	17.60	17.60
PIMCO VIT International Bond Portfolio (Unhedged)	13,650	119,677	103,331	—	103,331	15,999	6.13	6.52
PIMCO VIT Low Duration Administrative	43,606	419,929	418,616	—	418,616	59,336	7.04	7.04
PIMCO VIT Low Duration Advisor	29,084	295,935	279,207	—	279,207	39,680	6.91	7.42
PIMCO VIT Real Return Administrative	21,037	274,354	243,403	—	243,403	27,964	8.70	8.70
PIMCO VIT Real Return Advisor	22,552	275,438	260,923	—	260,923	30,968	7.64	8.62
PIMCO VIT Short-Term	66,628	683,657	681,601	—	681,601	84,758	7.54	8.26
PIMCO VIT Total Return Administrative	39,696	418,523	364,407	—	364,407	42,813	8.51	8.51
PIMCO VIT Total Return Advisor	54,758	577,108	502,675	—	502,675	65,396	7.43	8.35
Pioneer Bond VCT	17,234	181,724	163,895	—	163,895	21,057	7.79	8.48
Pioneer Equity Income VCT	922	19,963	13,910	—	13,910	931	14.94	14.94
Pioneer Real Estate Shares VCT (b)	—	—	—	—	—	—	9.39	9.39
Pioneer Strategic Income VCT	9,712	98,168	85,953	—	85,953	10,632	8.08	8.08
Putnam VT Income	—	—	—	—	—	—	8.07	8.07
Putnam VT Large Cap Growth Fund (a)	27,060	259,989	364,775	—	364,775	12,782	28.09	34.11
Putnam VT Large Cap Value	20,199	489,863	582,137	—	582,137	27,941	18.28	22.58
Putnam VT Multi-Asset Absolute Return (b)	—	—	—	—	—	—	7.51	7.51
Putnam VT Small Cap Growth	1,685	28,454	29,325	—	29,325	1,913	15.32	15.32
Rydex VIF Banking	652	52,450	63,183	—	63,183	6,876	5.50	10.54
Rydex VIF Basic Materials	1,410	114,731	143,181	—	143,181	9,307	13.10	16.28
Rydex VIF Biotechnology	2,390	213,976	198,091	—	198,091	12,602	13.23	28.33
Rydex VIF Commodities Strategy	575	47,524	49,118	—	49,118	20,663	1.68	3.77
Rydex VIF Consumer Products	843	54,235	57,603	—	57,603	4,342	11.42	19.38
Rydex VIF Dow 2x Strategy (c)	481	69,242	92,542	—	92,542	2,998	29.98	35.40
Rydex VIF Electronics	1,046	88,257	213,807	—	213,807	13,617	15.42	36.22
Rydex VIF Energy	482	102,267	118,406	—	118,406	16,490	5.71	8.14
Rydex VIF Energy Services	76	35,879	24,994	—	24,994	11,950	1.92	2.17
Rydex VIF Europe 1.25x Strategy (c)	—	21	27	—	27	4	6.55	6.55

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Financial Services	522	$49,625	$49,918	$—	$49,918	5,644	$8.85	$8.85
Rydex VIF Government Long Bond 1.2x Strategy (c)	918	24,548	19,682	—	19,682	2,691	7.30	7.30
Rydex VIF Health Care	1,914	129,185	155,255	—	155,255	8,786	16.52	23.51
Rydex VIF Internet	1,681	162,120	142,795	—	142,795	10,056	12.54	24.34
Rydex VIF Inverse Dow 2x Strategy	—	—	—	—	—	—	0.06	0.06
Rydex VIF Inverse Government Long Bond Strategy (c)	36	3,583	3,750	—	3,750	1,802	1.39	2.07
Rydex VIF Inverse Mid-Cap Strategy	399	15,309	13,495	—	13,495	22,107	0.61	0.61
Rydex VIF Inverse NASDAQ-100® Strategy	805	15,428	13,850	—	13,850	51,585	0.27	0.27
Rydex VIF Inverse Russell 2000® Strategy (c)	427	16,201	13,394	—	13,394	22,496	0.34	0.61
Rydex VIF Inverse S&P 500 Strategy (c)	112	4,158	3,359	—	3,359	4,750	0.36	0.71
Rydex VIF Japan 2x Strategy (c)	661	54,370	51,609	—	51,609	5,013	9.35	10.31
Rydex VIF Leisure	459	47,299	49,584	—	49,584	4,012	12.29	12.38
Rydex VIF Mid-Cap 1.5x Strategy (c)	310	77,310	64,077	—	64,077	3,336	18.14	31.12
Rydex VIF Money Market (b)	3,120,786	3,120,786	3,120,786	—	3,120,786	570,272	4.53	6.67
Rydex VIF NASDAQ-100®	3,431	189,563	243,288	—	243,288	6,390	31.95	46.13
Rydex VIF NASDAQ-100® 2x Strategy (c)	60	6,899	7,909	—	7,909	110	71.78	71.78
Rydex VIF Nova (c)	220	25,053	35,329	—	35,329	1,375	23.10	27.35
Rydex VIF Precious Metals	3,564	113,763	134,533	—	134,533	15,018	5.11	9.35
Rydex VIF Real Estate	1,963	72,809	71,373	—	71,373	5,565	9.66	13.87
Rydex VIF Retailing	477	57,503	53,472	—	53,472	3,119	13.77	19.14
Rydex VIF Russell 2000® 1.5x Strategy (c)	4	482	313	—	313	17	17.94	17.94
Rydex VIF Russell 2000® 2x Strategy (c)	2	293	244	—	244	24	10.12	10.12
Rydex VIF S&P 500 2x Strategy (c)	600	143,757	205,278	—	205,278	5,688	28.89	36.24
Rydex VIF S&P 500 Pure Growth	3,149	162,319	139,488	—	139,488	7,915	15.45	18.95
Rydex VIF S&P 500 Pure Value	9,727	434,192	537,910	—	537,910	36,023	13.09	16.10
Rydex VIF S&P MidCap 400 Pure Growth	4,637	173,743	152,500	—	152,500	11,374	11.20	18.83
Rydex VIF S&P MidCap 400 Pure Value	3,887	170,357	197,873	—	197,873	10,381	16.23	21.49
Rydex VIF S&P SmallCap 600 Pure Growth	670	34,260	32,749	—	32,749	2,062	11.67	16.18
Rydex VIF S&P SmallCap 600 Pure Value	757	49,046	61,875	—	61,875	4,305	11.80	14.70
Rydex VIF Strengthening Dollar 2x Strategy (c)	321	14,857	14,640	—	14,640	3,423	4.28	5.71
Rydex VIF Technology	18,429	2,721,901	3,301,859	—	3,301,859	155,855	17.00	28.44
Rydex VIF Transportation	356	35,902	31,658	—	31,658	1,946	14.79	17.78
Rydex VIF Utilities	2,494	75,723	78,979	—	78,979	8,052	8.68	13.62
Rydex VIF Weakening Dollar 2x Strategy (c)	3	111	114	—	114	45	2.51	2.51
T. Rowe Price Blue Chip Growth	17,416	715,375	758,277	—	758,277	27,250	23.29	32.00
T. Rowe Price Equity Income	6,127	179,003	169,034	—	169,034	11,343	14.20	18.94

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
T. Rowe Price Health Sciences	5,597	$256,654	$290,178	$—	$290,178	11,698	$20.81	$36.12
T. Rowe Price Limited-Term Bond	21,470	101,496	99,621	—	99,621	13,631	7.06	7.48
Templeton Developing Markets VIP Fund	49,648	442,813	408,602	—	408,602	27,369	8.27	16.90
Templeton Foreign VIP Fund	13,129	178,621	186,950	—	186,950	18,364	8.21	14.18
Templeton Global Bond VIP Fund	6,804	108,972	87,369	—	87,369	14,223	6.03	6.83
VanEck VIP Global Gold	1,336	14,511	11,197	—	11,197	1,271	8.83	8.83
VanEck VIP Global Resources	357	8,780	9,073	—	9,073	1,473	4.96	6.17
Vanguard® VIF Balanced	11,195	248,402	260,722	—	260,722	19,469	12.92	14.34
Vanguard® VIF Capital Growth	1,633	67,777	75,722	—	75,722	4,113	18.41	18.41
Vanguard® VIF Conservative Allocation	8,439	204,201	206,260	—	206,260	20,201	10.01	11.12
Vanguard® VIF Diversified Value	52,769	768,801	824,785	—	824,785	50,534	14.92	16.56
Vanguard® VIF Equity Income	30,754	691,398	735,331	—	735,331	49,091	14.70	16.32
Vanguard® VIF Equity Index	33,667	1,765,015	2,050,012	—	2,050,012	105,323	17.70	19.65
Vanguard® VIF Global Bond Index	474	10,075	8,814	—	8,814	1,080	8.16	8.16
Vanguard® VIF Growth	9,467	244,125	239,894	—	239,894	13,058	18.37	18.37
Vanguard® VIF High Yield Bond	24,429	187,528	180,043	—	180,043	17,454	9.87	10.96
Vanguard® VIF International	30,372	802,617	746,230	—	746,230	50,506	13.65	15.16
Vanguard® VIF Mid-Cap Index	23,387	509,890	559,640	—	559,640	36,266	14.35	15.93
Vanguard® VIF Moderate Allocation	71,831	2,136,656	2,091,003	—	2,091,003	167,272	11.36	12.61
Vanguard® VIF Real Estate Index	7,797	94,653	92,937	—	92,937	8,292	10.48	11.64
Vanguard® VIF Short Term Investment Grade	64,067	655,149	660,534	—	660,534	77,586	7.93	8.80
Vanguard® VIF Small Company Growth (c)	3,885	82,134	68,423	—	68,423	4,806	13.97	15.51
Vanguard® VIF Total Bond Market Index	245,729	2,684,366	2,612,104	—	2,612,104	319,038	7.52	8.35
Vanguard® VIF Total International Stock Market Index	8,979	177,837	189,365	—	189,365	18,161	10.10	10.82
Vanguard® VIF Total Stock Market Index	33,606	1,398,501	1,661,795	—	1,661,795	90,002	17.10	18.98
Virtus Duff & Phelps Real Estate Securities Series	801	17,454	15,578	—	15,578	1,245	12.51	13.49
Virtus KAR Small-Cap Growth Series	12,448	428,028	311,687	—	311,687	11,667	26.15	28.90
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,095	10,195	9,314	—	9,314	1,076	8.63	8.63
Virtus SGA International Growth Series	4,240	58,362	57,031	—	57,031	6,493	8.79	8.79
Voya MidCap Opportunities Portfolio	18,496	88,765	59,558	—	59,558	3,477	17.13	17.13
VY CBRE Global Real Estate Portfolio	2,486	29,012	25,732	—	25,732	2,653	9.26	10.47
VY CBRE Real Estate Portfolio	871	24,135	24,280	—	24,280	1,768	13.73	13.73

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	AB VPS Discovery Value Portfolio (a)	AB VPS Relative Value Portfolio (a)	AFIS Capital World Growth and Income
Net assets as of December 31, 2021	$3,987	$33,781	$211,273

Investment income (loss):
Dividend distributions	29	351	3,874
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(397)	(1,137)

Net investment income (loss)	21	(46)	2,737

Increase (decrease) in net assets from operations:
Capital gain distributions	523	5,203	40,310
Realized capital gain (loss) on investments	—	19	(429)
Change in unrealized appreciation (depreciation)	(1,179)	(7,071)	(80,910)

Net gain (loss) on investments	(656)	(1,849)	(41,029)

Net increase (decrease) in net assets from operations	(635)	(1,895)	(38,292)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(38)	—	—
Transfers between subaccounts, net	—	—	(645)
Maintenance charges and mortality adjustments	(18)	(63)	(310)

Increase (decrease) in net assets from contract transactions	(56)	(63)	(955)

Total increase (decrease) in net assets	(691)	(1,958)	(39,247)

Net assets as of December 31, 2022	$3,296	$31,823	$172,026

Investment income (loss):
Dividend distributions	28	419	2,585
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(408)	(1,074)

Net investment income (loss)	20	11	1,511

Increase (decrease) in net assets from operations:
Capital gain distributions	295	2,648	—
Realized capital gain (loss) on investments	(8)	(26)	(8,716)
Change in unrealized appreciation (depreciation)	235	650	35,489

Net gain (loss) on investments	522	3,272	26,773

Net increase (decrease) in net assets from operations	542	3,283	28,284

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(34)	—	(39,677)
Transfers between subaccounts, net	—	—	47
Maintenance charges and mortality adjustments	(20)	(66)	(232)

Increase (decrease) in net assets from contract transactions	(54)	(66)	(39,862)

Total increase (decrease) in net assets	488	3,217	(11,578)

Net assets as of December 31, 2023	$3,784	$35,040	$160,448

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	AFIS U.S. Government Securities	AFIS Washington Mutual Investors	Alger Capital Appreciation (c)
Net assets as of December 31, 2021	$797,314	$838,239	$1,136,567

Investment income (loss):
Dividend distributions	26,123	14,629	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,248)	(8,279)	(6,191)

Net investment income (loss)	16,875	6,350	(6,191)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	191,408	67,929
Realized capital gain (loss) on investments	(1,537)	348	(14,696)
Change in unrealized appreciation (depreciation)	(113,550)	(283,006)	(466,592)

Net gain (loss) on investments	(115,087)	(91,250)	(413,359)

Net increase (decrease) in net assets from operations	(98,212)	(84,900)	(419,550)

Contract owner transactions:
Variable annuity deposits	4,270	75,327	720
Terminations, withdrawals and annuity payments	(694)	(847)	(31,881)
Transfers between subaccounts, net	—	—	(3,678)
Maintenance charges and mortality adjustments	(1,185)	(1,125)	(1,200)

Increase (decrease) in net assets from contract transactions	2,391	73,355	(36,039)

Total increase (decrease) in net assets	(95,821)	(11,545)	(455,589)

Net assets as of December 31, 2022	$701,493	$826,694	$680,978

Investment income (loss):
Dividend distributions	24,267	14,228	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,757)	(8,562)	(5,833)

Net investment income (loss)	15,510	5,666	(5,833)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,703	—
Realized capital gain (loss) on investments	(2,283)	(3,290)	(90,837)
Change in unrealized appreciation (depreciation)	(3,756)	113,986	331,124

Net gain (loss) on investments	(6,039)	118,399	240,287

Net increase (decrease) in net assets from operations	9,471	124,065	234,454

Contract owner transactions:
Variable annuity deposits	4,272	—	720
Terminations, withdrawals and annuity payments	(665)	(40,370)	(7,282)
Transfers between subaccounts, net	—	—	(387,149)
Maintenance charges and mortality adjustments	(1,139)	(1,129)	(980)

Increase (decrease) in net assets from contract transactions	2,468	(41,499)	(394,691)

Total increase (decrease) in net assets	11,939	82,566	(160,237)

Net assets as of December 31, 2023	$713,432	$909,260	$520,741

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Alger Large Cap Growth	Allspring Opportunity VT	Allspring VT Discovery All Cap Growth Fund (a)
Net assets as of December 31, 2021	$—	$142,436	$124,345

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(87)	(1,756)	(1,030)

Net investment income (loss)	(87)	(1,756)	(1,030)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,315	26,071	18,221
Realized capital gain (loss) on investments	(16)	1,275	(150)
Change in unrealized appreciation (depreciation)	(5,260)	(55,068)	(62,603)

Net gain (loss) on investments	(3,961)	(27,722)	(44,532)

Net increase (decrease) in net assets from operations	(4,048)	(29,478)	(45,562)

Contract owner transactions:
Variable annuity deposits	—	(2,639)	—
Terminations, withdrawals and annuity payments	(125)	(9,389)	(9,548)
Transfers between subaccounts, net	27,718	(1,466)	—
Maintenance charges and mortality adjustments	(47)	19,728	(159)

Increase (decrease) in net assets from contract transactions	27,546	6,234	(9,707)

Total increase (decrease) in net assets	23,498	(23,244)	(55,269)

Net assets as of December 31, 2022	$23,498	$119,192	$69,076

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(160)	(1,795)	(993)

Net investment income (loss)	(160)	(1,795)	(993)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,871	8,373
Realized capital gain (loss) on investments	(22)	337	(352)
Change in unrealized appreciation (depreciation)	7,634	19,014	14,719

Net gain (loss) on investments	7,612	30,222	22,740

Net increase (decrease) in net assets from operations	7,452	28,427	21,747

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(261)	(8,917)	—
Transfers between subaccounts, net	—	(2,585)	—
Maintenance charges and mortality adjustments	(89)	(206)	(161)

Increase (decrease) in net assets from contract transactions	(350)	(11,708)	(161)

Total increase (decrease) in net assets	7,102	16,719	21,586

Net assets as of December 31, 2023	$30,600	$135,911	$90,662

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Century VP Disciplined Core Value	American Century VP Inflation Protection
Net assets as of December 31, 2021	$137,222	$212,955	$54,985

Investment income (loss):
Dividend distributions	8,067	2,927	2,477
Investment Expenses:
Mortality and expense risk and administrative charges	(1,173)	(1,120)	(123)

Net investment income (loss)	6,894	1,807	2,354

Increase (decrease) in net assets from operations:
Capital gain distributions	—	46,580	262
Realized capital gain (loss) on investments	(89)	(1,313)	62
Change in unrealized appreciation (depreciation)	16,807	(75,604)	(9,814)

Net gain (loss) on investments	16,718	(30,337)	(9,490)

Net increase (decrease) in net assets from operations	23,612	(28,530)	(7,136)

Contract owner transactions:
Variable annuity deposits	1	—	—
Terminations, withdrawals and annuity payments	(1,951)	(1,196)	(1,416)
Transfers between subaccounts, net	25,974	(1,351)	—
Maintenance charges and mortality adjustments	(301)	(600)	(98)

Increase (decrease) in net assets from contract transactions	23,723	(3,147)	(1,514)

Total increase (decrease) in net assets	47,335	(31,677)	(8,650)

Net assets as of December 31, 2022	$184,557	$181,278	$46,335

Investment income (loss):
Dividend distributions	2,419	2,346	1,521
Investment Expenses:
Mortality and expense risk and administrative charges	(1,145)	(1,053)	(114)

Net investment income (loss)	1,274	1,293	1,407

Increase (decrease) in net assets from operations:
Capital gain distributions	866	—	—
Realized capital gain (loss) on investments	3,909	(1,415)	(183)
Change in unrealized appreciation (depreciation)	10,718	13,673	197

Net gain (loss) on investments	15,493	12,258	14

Net increase (decrease) in net assets from operations	16,767	13,551	1,421

Contract owner transactions:
Variable annuity deposits	—	35,170	—
Terminations, withdrawals and annuity payments	(1,737)	(38,325)	(1,224)
Transfers between subaccounts, net	(117,453)	150	—
Maintenance charges and mortality adjustments	(299)	(527)	(87)

Increase (decrease) in net assets from contract transactions	(119,489)	(3,532)	(1,311)

Total increase (decrease) in net assets	(102,722)	10,019	110

Net assets as of December 31, 2023	$81,835	$191,297	$46,445

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP International	American Century VP Mid Cap Value (c)	American Century VP Value
Net assets as of December 31, 2021	$63,319	$62,921	$55,621

Investment income (loss):
Dividend distributions	636	1,287	1,061
Investment Expenses:
Mortality and expense risk and administrative charges	(615)	(306)	(390)

Net investment income (loss)	21	981	671

Increase (decrease) in net assets from operations:
Capital gain distributions	7,556	8,103	4,321
Realized capital gain (loss) on investments	(81)	9	61
Change in unrealized appreciation (depreciation)	(23,827)	(10,324)	(5,279)

Net gain (loss) on investments	(16,352)	(2,212)	(897)

Net increase (decrease) in net assets from operations	(16,331)	(1,231)	(226)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(942)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(96)	(133)	(108)

Increase (decrease) in net assets from contract transactions	(96)	(1,075)	(108)

Total increase (decrease) in net assets	(16,427)	(2,306)	(334)

Net assets as of December 31, 2022	$46,892	$60,615	$55,287

Investment income (loss):
Dividend distributions	619	1,191	1,259
Investment Expenses:
Mortality and expense risk and administrative charges	(630)	(283)	(400)

Net investment income (loss)	(11)	908	859

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,646	4,331
Realized capital gain (loss) on investments	(84)	497	31
Change in unrealized appreciation (depreciation)	5,263	(5,156)	(670)

Net gain (loss) on investments	5,179	1,987	3,692

Net increase (decrease) in net assets from operations	5,168	2,895	4,551

Contract owner transactions:
Variable annuity deposits	—	32,559	—
Terminations, withdrawals and annuity payments	—	(47,825)	—
Transfers between subaccounts, net	—	(465)	—
Maintenance charges and mortality adjustments	(102)	(79)	(114)

Increase (decrease) in net assets from contract transactions	(102)	(15,810)	(114)

Total increase (decrease) in net assets	5,066	(12,915)	4,437

Net assets as of December 31, 2023	$51,958	$47,700	$59,724

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond	American Funds IS® Global Growth
Net assets as of December 31, 2021	$1,543,759	$114,713	$411,376

Investment income (loss):
Dividend distributions	14,235	205	1,416
Investment Expenses:
Mortality and expense risk and administrative charges	(9,919)	(373)	(3,401)

Net investment income (loss)	4,316	(168)	(1,985)

Increase (decrease) in net assets from operations:
Capital gain distributions	88,354	1,611	36,267
Realized capital gain (loss) on investments	(12,876)	(79)	154
Change in unrealized appreciation (depreciation)	(247,377)	(22,187)	(140,090)

Net gain (loss) on investments	(171,899)	(20,655)	(103,669)

Net increase (decrease) in net assets from operations	(167,583)	(20,823)	(105,654)

Contract owner transactions:
Variable annuity deposits	41,714	—	—
Terminations, withdrawals and annuity payments	(270,635)	—	(2,470)
Transfers between subaccounts, net	(553,628)	—	—
Maintenance charges and mortality adjustments	(2,168)	(25)	(945)

Increase (decrease) in net assets from contract transactions	(784,717)	(25)	(3,415)

Total increase (decrease) in net assets	(952,300)	(20,848)	(109,069)

Net assets as of December 31, 2022	$591,459	$93,865	$302,307

Investment income (loss):
Dividend distributions	13,187	—	2,234
Investment Expenses:
Mortality and expense risk and administrative charges	(6,303)	(356)	(3,390)

Net investment income (loss)	6,884	(356)	(1,156)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,824	—	24,513
Realized capital gain (loss) on investments	(9,768)	(96)	861
Change in unrealized appreciation (depreciation)	60,722	5,611	37,072

Net gain (loss) on investments	73,778	5,515	62,446

Net increase (decrease) in net assets from operations	80,662	5,159	61,290

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(31,725)	—	(19,539)
Transfers between subaccounts, net	74,702	—	237
Maintenance charges and mortality adjustments	(1,885)	(24)	(988)

Increase (decrease) in net assets from contract transactions	41,092	(24)	(20,290)

Total increase (decrease) in net assets	121,754	5,135	41,000

Net assets as of December 31, 2023	$713,213	$99,000	$343,307

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Global Small Capitalization	American Funds IS® Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2021	$118,077	$755,723	$344,940

Investment income (loss):
Dividend distributions	—	613	3,182
Investment Expenses:
Mortality and expense risk and administrative charges	(1,103)	(6,901)	(3,364)

Net investment income (loss)	(1,103)	(6,288)	(182)

Increase (decrease) in net assets from operations:
Capital gain distributions	30,027	86,576	29,483
Realized capital gain (loss) on investments	(1,528)	(531)	809
Change in unrealized appreciation (depreciation)	(63,358)	(312,873)	(90,610)

Net gain (loss) on investments	(34,859)	(226,828)	(60,318)

Net increase (decrease) in net assets from operations	(35,962)	(233,116)	(60,500)

Contract owner transactions:
Variable annuity deposits	360	—	41,714
Terminations, withdrawals and annuity payments	(1,718)	(3,908)	(9,089)
Transfers between subaccounts, net	—	3,135	72
Maintenance charges and mortality adjustments	(395)	(1,676)	(697)

Increase (decrease) in net assets from contract transactions	(1,753)	(2,449)	32,000

Total increase (decrease) in net assets	(37,715)	(235,565)	(28,500)

Net assets as of December 31, 2022	$80,362	$520,158	$316,440

Investment income (loss):
Dividend distributions	23	1,064	4,192
Investment Expenses:
Mortality and expense risk and administrative charges	(1,059)	(7,093)	(3,605)

Net investment income (loss)	(1,036)	(6,029)	587

Increase (decrease) in net assets from operations:
Capital gain distributions	1,112	35,224	18,618
Realized capital gain (loss) on investments	(1,918)	(260)	604
Change in unrealized appreciation (depreciation)	13,245	159,236	57,262

Net gain (loss) on investments	12,439	194,200	76,484

Net increase (decrease) in net assets from operations	11,403	188,171	77,071

Contract owner transactions:
Variable annuity deposits	360	—	—
Terminations, withdrawals and annuity payments	(1,672)	(8,851)	(3,203)
Transfers between subaccounts, net	—	(8,131)	—
Maintenance charges and mortality adjustments	(391)	(1,790)	(969)

Increase (decrease) in net assets from contract transactions	(1,703)	(18,772)	(4,172)

Total increase (decrease) in net assets	9,700	169,399	72,899

Net assets as of December 31, 2023	$90,062	$689,557	$389,339

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® International	American Funds IS® International Growth and Income	American Funds IS® New World
Net assets as of December 31, 2021	$56,381	$126,514	$139,865

Investment income (loss):
Dividend distributions	715	2,962	1,313
Investment Expenses:
Mortality and expense risk and administrative charges	(391)	(542)	(1,249)

Net investment income (loss)	324	2,420	64

Increase (decrease) in net assets from operations:
Capital gain distributions	6,531	50,451	10,407
Realized capital gain (loss) on investments	(121)	(776)	(127)
Change in unrealized appreciation (depreciation)	(18,956)	(72,312)	(42,913)

Net gain (loss) on investments	(12,546)	(22,637)	(32,633)

Net increase (decrease) in net assets from operations	(12,222)	(20,217)	(32,569)

Contract owner transactions:
Variable annuity deposits	—	18,735	15,182
Terminations, withdrawals and annuity payments	—	(19,639)	(6,460)
Transfers between subaccounts, net	—	(315)	289
Maintenance charges and mortality adjustments	(91)	(31)	(217)

Increase (decrease) in net assets from contract transactions	(91)	(1,250)	8,794

Total increase (decrease) in net assets	(12,313)	(21,467)	(23,775)

Net assets as of December 31, 2022	$44,068	$105,047	$116,090

Investment income (loss):
Dividend distributions	531	6,112	1,556
Investment Expenses:
Mortality and expense risk and administrative charges	(400)	(924)	(1,304)

Net investment income (loss)	131	5,188	252

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(135)	(2,772)	(139)
Change in unrealized appreciation (depreciation)	6,430	29,063	16,643

Net gain (loss) on investments	6,295	26,291	16,504

Net increase (decrease) in net assets from operations	6,426	31,479	16,756

Contract owner transactions:
Variable annuity deposits	—	153,325	144
Terminations, withdrawals and annuity payments	—	(13,346)	(466)
Transfers between subaccounts, net	—	(559)	—
Maintenance charges and mortality adjustments	(97)	(300)	(239)

Increase (decrease) in net assets from contract transactions	(97)	139,120	(561)

Total increase (decrease) in net assets	6,329	170,599	16,195

Net assets as of December 31, 2023	$50,397	$275,646	$132,285

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2021	$248,406	$31,239	$243,284

Investment income (loss):
Dividend distributions	1,414	1,441	3,355
Investment Expenses:
Mortality and expense risk and administrative charges	(768)	(1,384)	(2,923)

Net investment income (loss)	646	57	432

Increase (decrease) in net assets from operations:
Capital gain distributions	3,043	12,214	26,932
Realized capital gain (loss) on investments	(4,966)	(360)	184
Change in unrealized appreciation (depreciation)	(49,964)	(21,378)	(40,430)

Net gain (loss) on investments	(51,887)	(9,524)	(13,314)

Net increase (decrease) in net assets from operations	(51,241)	(9,467)	(12,882)

Contract owner transactions:
Variable annuity deposits	—	2,646	—
Terminations, withdrawals and annuity payments	(9,381)	(2,898)	—
Transfers between subaccounts, net	—	97,315	—
Maintenance charges and mortality adjustments	(92)	(518)	(464)

Increase (decrease) in net assets from contract transactions	(9,473)	96,545	(464)

Total increase (decrease) in net assets	(60,714)	87,078	(13,346)

Net assets as of December 31, 2022	$187,692	$118,317	$229,938

Investment income (loss):
Dividend distributions	153	1,932	4,272
Investment Expenses:
Mortality and expense risk and administrative charges	(492)	(1,544)	(2,971)

Net investment income (loss)	(339)	388	1,301

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,114	11,977
Realized capital gain (loss) on investments	(57,878)	(606)	(125)
Change in unrealized appreciation (depreciation)	77,518	12,562	11,184

Net gain (loss) on investments	19,640	17,070	23,036

Net increase (decrease) in net assets from operations	19,301	17,458	24,337

Contract owner transactions:
Variable annuity deposits	—	2,640	—
Terminations, withdrawals and annuity payments	(176,499)	(4,623)	—
Transfers between subaccounts, net	(1,757)	—	—
Maintenance charges and mortality adjustments	(61)	(566)	(480)

Increase (decrease) in net assets from contract transactions	(178,317)	(2,549)	(480)

Total increase (decrease) in net assets	(159,016)	14,909	23,857

Net assets as of December 31, 2023	$28,676	$133,226	$253,795

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2021	$157,212	$600,473	$127,380

Investment income (loss):
Dividend distributions	—	27,529	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,308)	(3,838)	(1,163)

Net investment income (loss)	(1,308)	23,691	(1,163)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,107	—	5,349
Realized capital gain (loss) on investments	(299)	(1,663)	(190)
Change in unrealized appreciation (depreciation)	(26,980)	(89,544)	(53,611)

Net gain (loss) on investments	(25,172)	(91,207)	(48,452)

Net increase (decrease) in net assets from operations	(26,480)	(67,516)	(49,615)

Contract owner transactions:
Variable annuity deposits	—	2,903	6,264
Terminations, withdrawals and annuity payments	(609)	(16,675)	(6,555)
Transfers between subaccounts, net	—	3,922	—
Maintenance charges and mortality adjustments	(270)	(1,247)	(390)

Increase (decrease) in net assets from contract transactions	(879)	(11,097)	(681)

Total increase (decrease) in net assets	(27,359)	(78,613)	(50,296)

Net assets as of December 31, 2022	$129,853	$521,860	$77,084

Investment income (loss):
Dividend distributions	3,185	31,439	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,271)	(3,643)	(618)

Net investment income (loss)	1,914	27,796	(618)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	749
Realized capital gain (loss) on investments	(2,391)	(13,338)	(14,023)
Change in unrealized appreciation (depreciation)	14,123	41,135	34,609

Net gain (loss) on investments	11,732	27,797	21,335

Net increase (decrease) in net assets from operations	13,646	55,593	20,717

Contract owner transactions:
Variable annuity deposits	—	192	—
Terminations, withdrawals and annuity payments	(11,634)	(18,406)	(50,516)
Transfers between subaccounts, net	11	(93,652)	226
Maintenance charges and mortality adjustments	(254)	(1,189)	(152)

Increase (decrease) in net assets from contract transactions	(11,877)	(113,055)	(50,442)

Total increase (decrease) in net assets	1,769	(57,462)	(29,725)

Net assets as of December 31, 2023	$131,622	$464,398	$47,359

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2021	$130,254	$245,094	$—

Investment income (loss):
Dividend distributions	847	—	37
Investment Expenses:
Mortality and expense risk and administrative charges	(589)	(1,974)	(106)

Net investment income (loss)	258	(1,974)	(69)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,336	17,690	2,568
Realized capital gain (loss) on investments	6,775	(355)	(47)
Change in unrealized appreciation (depreciation)	(40,236)	(130,821)	(4,135)

Net gain (loss) on investments	(22,125)	(113,486)	(1,614)

Net increase (decrease) in net assets from operations	(21,867)	(115,460)	(1,683)

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(6,848)	(107)	—
Transfers between subaccounts, net	(6,331)	—	10,000
Maintenance charges and mortality adjustments	(203)	(577)	(17)

Increase (decrease) in net assets from contract transactions	(13,382)	(666)	9,983

Total increase (decrease) in net assets	(35,249)	(116,126)	8,300

Net assets as of December 31, 2022	$95,005	$128,968	$8,300

Investment income (loss):
Dividend distributions	1,049	—	44
Investment Expenses:
Mortality and expense risk and administrative charges	(568)	(2,007)	(113)

Net investment income (loss)	481	(2,007)	(69)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,477	—	776
Realized capital gain (loss) on investments	(340)	(298)	(56)
Change in unrealized appreciation (depreciation)	7,551	75,800	939

Net gain (loss) on investments	12,688	75,502	1,659

Net increase (decrease) in net assets from operations	13,169	73,495	1,590

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(3,576)	(102)	—
Transfers between subaccounts, net	(170)	—	—
Maintenance charges and mortality adjustments	(212)	(619)	(19)

Increase (decrease) in net assets from contract transactions	(3,958)	(703)	(19)

Total increase (decrease) in net assets	9,211	72,792	1,571

Net assets as of December 31, 2023	$104,216	$201,760	$9,871

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy
Net assets as of December 31, 2021	$46,149	$61,163	$4,322

Investment income (loss):
Dividend distributions	638	597	1,003
Investment Expenses:
Mortality and expense risk and administrative charges	(100)	(513)	(132)

Net investment income (loss)	538	84	871

Increase (decrease) in net assets from operations:
Capital gain distributions	3,199	20,099	—
Realized capital gain (loss) on investments	(121)	(880)	24
Change in unrealized appreciation (depreciation)	(10,495)	(29,604)	8,296

Net gain (loss) on investments	(7,417)	(10,385)	8,320

Net increase (decrease) in net assets from operations	(6,879)	(10,301)	9,191

Contract owner transactions:
Variable annuity deposits	—	—	365
Terminations, withdrawals and annuity payments	(476)	(1,569)	(331)
Transfers between subaccounts, net	—	38	21,000
Maintenance charges and mortality adjustments	(88)	(119)	(146)

Increase (decrease) in net assets from contract transactions	(564)	(1,650)	20,888

Total increase (decrease) in net assets	(7,443)	(11,951)	30,079

Net assets as of December 31, 2022	$38,706	$49,212	$34,401

Investment income (loss):
Dividend distributions	10,727	372	1,165
Investment Expenses:
Mortality and expense risk and administrative charges	(1,952)	(454)	(155)

Net investment income (loss)	8,775	(82)	1,010

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,400)	(8,001)	48
Change in unrealized appreciation (depreciation)	25,834	14,129	166

Net gain (loss) on investments	21,434	6,128	214

Net increase (decrease) in net assets from operations	30,209	6,046	1,224

Contract owner transactions:
Variable annuity deposits	—	—	240
Terminations, withdrawals and annuity payments	(18,136)	(19,638)	—
Transfers between subaccounts, net	476,912	—	—
Maintenance charges and mortality adjustments	(295)	(96)	(169)

Increase (decrease) in net assets from contract transactions	458,481	(19,734)	71

Total increase (decrease) in net assets	488,690	(13,688)	1,295

Net assets as of December 31, 2023	$527,396	$35,524	$35,696

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth	Delaware Ivy VIP High Income
Net assets as of December 31, 2021	$150,641	$13,575	$67,607

Investment income (loss):
Dividend distributions	966	—	3,535
Investment Expenses:
Mortality and expense risk and administrative charges	(1,211)	(34)	(371)

Net investment income (loss)	(245)	(34)	3,164

Increase (decrease) in net assets from operations:
Capital gain distributions	18,452	2,621	—
Realized capital gain (loss) on investments	(591)	(4)	(854)
Change in unrealized appreciation (depreciation)	(45,255)	(6,448)	(9,483)

Net gain (loss) on investments	(27,394)	(3,831)	(10,337)

Net increase (decrease) in net assets from operations	(27,639)	(3,865)	(7,173)

Contract owner transactions:
Variable annuity deposits	—	—	600
Terminations, withdrawals and annuity payments	—	—	(85)
Transfers between subaccounts, net	—	6,387	(7,912)
Maintenance charges and mortality adjustments	(206)	(65)	(127)

Increase (decrease) in net assets from contract transactions	(206)	6,322	(7,524)

Total increase (decrease) in net assets	(27,845)	2,457	(14,697)

Net assets as of December 31, 2022	$122,796	$16,032	$52,910

Investment income (loss):
Dividend distributions	110	—	3,460
Investment Expenses:
Mortality and expense risk and administrative charges	(1,270)	(98)	(365)

Net investment income (loss)	(1,160)	(98)	3,095

Increase (decrease) in net assets from operations:
Capital gain distributions	26,950	3,992	—
Realized capital gain (loss) on investments	(1,479)	(14)	(2,533)
Change in unrealized appreciation (depreciation)	(1,285)	7,125	4,720

Net gain (loss) on investments	24,186	11,103	2,187

Net increase (decrease) in net assets from operations	23,026	11,005	5,282

Contract owner transactions:
Variable annuity deposits	22,932	—	23,832
Terminations, withdrawals and annuity payments	(24,218)	(431)	(32,672)
Transfers between subaccounts, net	(375)	19,877	(397)
Maintenance charges and mortality adjustments	(168)	(80)	(81)

Increase (decrease) in net assets from contract transactions	(1,829)	19,366	(9,318)

Total increase (decrease) in net assets	21,197	30,371	(4,036)

Net assets as of December 31, 2023	$143,993	$46,403	$48,874

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Limited-Term Bond	Delaware Ivy VIP Mid Cap Growth
Net assets as of December 31, 2021	$42,353	$263,350	$157,996

Investment income (loss):
Dividend distributions	831	3,444	—
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(657)	(871)

Net investment income (loss)	377	2,787	(871)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,863	1,937	27,459
Realized capital gain (loss) on investments	(114)	(970)	(111)
Change in unrealized appreciation (depreciation)	(9,636)	(16,219)	(77,950)

Net gain (loss) on investments	(6,887)	(15,252)	(50,602)

Net increase (decrease) in net assets from operations	(6,510)	(12,465)	(51,473)

Contract owner transactions:
Variable annuity deposits	602	—	—
Terminations, withdrawals and annuity payments	(204)	(15,280)	(103)
Transfers between subaccounts, net	—	25,001	10,197
Maintenance charges and mortality adjustments	(72)	(62)	(248)

Increase (decrease) in net assets from contract transactions	326	9,659	9,846

Total increase (decrease) in net assets	(6,184)	(2,806)	(41,627)

Net assets as of December 31, 2022	$36,169	$260,544	$116,369

Investment income (loss):
Dividend distributions	621	4,402	—
Investment Expenses:
Mortality and expense risk and administrative charges	(491)	(307)	(1,154)

Net investment income (loss)	130	4,095	(1,154)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,893
Realized capital gain (loss) on investments	(84)	(11,444)	(699)
Change in unrealized appreciation (depreciation)	5,098	11,374	43,398

Net gain (loss) on investments	5,014	(70)	57,592

Net increase (decrease) in net assets from operations	5,144	4,025	56,438

Contract owner transactions:
Variable annuity deposits	600	—	41,688
Terminations, withdrawals and annuity payments	(222)	(263,890)	(46,321)
Transfers between subaccounts, net	—	(149)	337,295
Maintenance charges and mortality adjustments	(79)	(47)	(288)

Increase (decrease) in net assets from contract transactions	299	(264,086)	332,374

Total increase (decrease) in net assets	5,443	(260,061)	388,812

Net assets as of December 31, 2023	$41,612	$483	$505,181

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Natural Resources	Delaware Ivy VIP Science And Technology	Delaware Ivy VIP Small Cap Growth
Net assets as of December 31, 2021	$3,397	$91,668	$67,717

Investment income (loss):
Dividend distributions	62	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(48)	(276)	(686)

Net investment income (loss)	14	(276)	(686)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,395	12,470
Realized capital gain (loss) on investments	9	(818)	(218)
Change in unrealized appreciation (depreciation)	530	(36,144)	(30,331)

Net gain (loss) on investments	539	(28,567)	(18,079)

Net increase (decrease) in net assets from operations	553	(28,843)	(18,765)

Contract owner transactions:
Variable annuity deposits	—	—	480
Terminations, withdrawals and annuity payments	—	(4,051)	(256)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(19)	(109)	(108)

Increase (decrease) in net assets from contract transactions	(19)	(4,160)	116

Total increase (decrease) in net assets	534	(33,003)	(18,649)

Net assets as of December 31, 2022	$3,931	$58,665	$49,068

Investment income (loss):
Dividend distributions	97	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(49)	(271)	(654)

Net investment income (loss)	48	(271)	(654)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,795	8,159
Realized capital gain (loss) on investments	9	(231)	(421)
Change in unrealized appreciation (depreciation)	(46)	19,223	(1,372)

Net gain (loss) on investments	(37)	22,787	6,366

Net increase (decrease) in net assets from operations	11	22,516	5,712

Contract owner transactions:
Variable annuity deposits	—	—	480
Terminations, withdrawals and annuity payments	—	(354)	(247)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(19)	(114)	(105)

Increase (decrease) in net assets from contract transactions	(19)	(468)	128

Total increase (decrease) in net assets	(8)	22,048	5,840

Net assets as of December 31, 2023	$3,923	$80,713	$54,908

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Smid Cap Core	Delaware VIP Global Equity (a)	Dimensional VA Global Bond Portfolio
Net assets as of December 31, 2021	$28,730	$10,987	$11,413

Investment income (loss):
Dividend distributions	—	370	141
Investment Expenses:
Mortality and expense risk and administrative charges	(91)	(121)	(149)

Net investment income (loss)	(91)	249	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,232	2,321	—
Realized capital gain (loss) on investments	(23)	(44)	(146)
Change in unrealized appreciation (depreciation)	(9,411)	(3,890)	(732)

Net gain (loss) on investments	(4,202)	(1,613)	(878)

Net increase (decrease) in net assets from operations	(4,293)	(1,364)	(886)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(114)	—	(1,876)
Transfers between subaccounts, net	666	—	(2)
Maintenance charges and mortality adjustments	(50)	(19)	(20)

Increase (decrease) in net assets from contract transactions	502	(19)	(1,898)

Total increase (decrease) in net assets	(3,791)	(1,383)	(2,784)

Net assets as of December 31, 2022	$24,939	$9,604	$8,629

Investment income (loss):
Dividend distributions	54	182	—
Investment Expenses:
Mortality and expense risk and administrative charges	(93)	(130)	(53)

Net investment income (loss)	(39)	52	(53)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,639	169	—
Realized capital gain (loss) on investments	(228)	(47)	(645)
Change in unrealized appreciation (depreciation)	1,417	1,043	815

Net gain (loss) on investments	3,828	1,165	170

Net increase (decrease) in net assets from operations	3,789	1,217	117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(133)	—	(8,736)
Transfers between subaccounts, net	(859)	—	(4)
Maintenance charges and mortality adjustments	(53)	(21)	(6)

Increase (decrease) in net assets from contract transactions	(1,045)	(21)	(8,746)

Total increase (decrease) in net assets	2,744	1,196	(8,629)

Net assets as of December 31, 2023	$27,683	$10,800	$—

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2021	$99,356	$204,370	$7,716

Investment income (loss):
Dividend distributions	1,940	12,609	68
Investment Expenses:
Mortality and expense risk and administrative charges	(711)	(2,212)	(16)

Net investment income (loss)	1,229	10,397	52

Increase (decrease) in net assets from operations:
Capital gain distributions	1,321	3,504	—
Realized capital gain (loss) on investments	(2,241)	(1,449)	(166)
Change in unrealized appreciation (depreciation)	(20,368)	(28,792)	(41)

Net gain (loss) on investments	(21,288)	(26,737)	(207)

Net increase (decrease) in net assets from operations	(20,059)	(16,340)	(155)

Contract owner transactions:
Variable annuity deposits	—	323	5,167
Terminations, withdrawals and annuity payments	(8,312)	(14,302)	(7,553)
Transfers between subaccounts, net	2,912	148,008	21
Maintenance charges and mortality adjustments	(154)	(700)	(12)

Increase (decrease) in net assets from contract transactions	(5,554)	133,329	(2,377)

Total increase (decrease) in net assets	(25,613)	116,989	(2,532)

Net assets as of December 31, 2022	$73,743	$321,359	$5,184

Investment income (loss):
Dividend distributions	6,697	51,604	7,539
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(3,702)	(173)

Net investment income (loss)	5,885	47,902	7,366

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,298	—
Realized capital gain (loss) on investments	(60)	(140)	5
Change in unrealized appreciation (depreciation)	15,700	46,128	(3,857)

Net gain (loss) on investments	15,640	56,286	(3,852)

Net increase (decrease) in net assets from operations	21,525	104,188	3,514

Contract owner transactions:
Variable annuity deposits	—	584,433	—
Terminations, withdrawals and annuity payments	(1,626)	(47,288)	(545)
Transfers between subaccounts, net	131,827	177,363	191,673
Maintenance charges and mortality adjustments	(186)	(824)	(146)

Increase (decrease) in net assets from contract transactions	130,015	713,684	190,982

Total increase (decrease) in net assets	151,540	817,872	194,496

Net assets as of December 31, 2023	$225,283	$1,139,231	$199,680

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund
Net assets as of December 31, 2021	$1,169,141	$218,774	$—

Investment income (loss):
Dividend distributions	23,868	2,617	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,012)	(3,305)	(2)

Net investment income (loss)	18,856	(688)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,901	15,503	—
Realized capital gain (loss) on investments	11,519	861	—
Change in unrealized appreciation (depreciation)	(105,445)	(28,760)	(322)

Net gain (loss) on investments	(81,025)	(12,396)	(322)

Net increase (decrease) in net assets from operations	(62,169)	(13,084)	(324)

Contract owner transactions:
Variable annuity deposits	268	—	—
Terminations, withdrawals and annuity payments	(22,672)	(8,174)	—
Transfers between subaccounts, net	(23,823)	3	10,886
Maintenance charges and mortality adjustments	(1,540)	(815)	(2)

Increase (decrease) in net assets from contract transactions	(47,767)	(8,986)	10,884

Total increase (decrease) in net assets	(109,936)	(22,070)	10,560

Net assets as of December 31, 2022	$1,059,205	$196,704	$10,560

Investment income (loss):
Dividend distributions	10,930	7,986	174
Investment Expenses:
Mortality and expense risk and administrative charges	(4,422)	(3,831)	(26)

Net investment income (loss)	6,508	4,155	148

Increase (decrease) in net assets from operations:
Capital gain distributions	6,661	35,538	—
Realized capital gain (loss) on investments	123,749	(278)	(4)
Change in unrealized appreciation (depreciation)	(78,981)	62,557	(337)

Net gain (loss) on investments	51,429	97,817	(341)

Net increase (decrease) in net assets from operations	57,937	101,972	(193)

Contract owner transactions:
Variable annuity deposits	—	272,735	—
Terminations, withdrawals and annuity payments	(61,287)	(9,304)	—
Transfers between subaccounts, net	(545,335)	—	—
Maintenance charges and mortality adjustments	(1,340)	(836)	(21)

Increase (decrease) in net assets from contract transactions	(607,962)	262,595	(21)

Total increase (decrease) in net assets	(550,025)	364,567	(214)

Net assets as of December 31, 2023	$509,180	$561,271	$10,346

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	DWS Core Equity VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP
Net assets as of December 31, 2021	$156,563	$78,733	$14,465

Investment income (loss):
Dividend distributions	633	162	103
Investment Expenses:
Mortality and expense risk and administrative charges	(1,509)	(801)	(53)

Net investment income (loss)	(876)	(639)	50

Increase (decrease) in net assets from operations:
Capital gain distributions	19,267	11,861	325
Realized capital gain (loss) on investments	(1,325)	(240)	(16)
Change in unrealized appreciation (depreciation)	(38,800)	(30,795)	(3,914)

Net gain (loss) on investments	(20,858)	(19,174)	(3,605)

Net increase (decrease) in net assets from operations	(21,734)	(19,813)	(3,555)

Contract owner transactions:
Variable annuity deposits	74	—	—
Terminations, withdrawals and annuity payments	(49,575)	—	(124)
Transfers between subaccounts, net	—	—	10,196
Maintenance charges and mortality adjustments	(234)	(43)	(42)

Increase (decrease) in net assets from contract transactions	(49,735)	(43)	10,030

Total increase (decrease) in net assets	(71,469)	(19,856)	6,475

Net assets as of December 31, 2022	$85,094	$58,877	$20,940

Investment income (loss):
Dividend distributions	573	383	173
Investment Expenses:
Mortality and expense risk and administrative charges	(1,154)	(803)	(341)

Net investment income (loss)	(581)	(420)	(168)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,260	391	846
Realized capital gain (loss) on investments	(279)	(277)	(111)
Change in unrealized appreciation (depreciation)	15,274	13,638	33,765

Net gain (loss) on investments	20,255	13,752	34,500

Net increase (decrease) in net assets from operations	19,674	13,332	34,332

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,607)	—	(2,385)
Transfers between subaccounts, net	2	—	334,320
Maintenance charges and mortality adjustments	(186)	(44)	(123)

Increase (decrease) in net assets from contract transactions	(3,791)	(44)	331,812

Total increase (decrease) in net assets	15,883	13,288	366,144

Net assets as of December 31, 2023	$100,977	$72,165	$387,084

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II
Net assets as of December 31, 2021	$54,937	$195,373	$441,956

Investment income (loss):
Dividend distributions	7,673	24,909	19,436
Investment Expenses:
Mortality and expense risk and administrative charges	(378)	(12,280)	(4,020)

Net investment income (loss)	7,295	12,629	15,416

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(837)	(128,647)	(6,113)
Change in unrealized appreciation (depreciation)	(12,031)	(34,644)	(60,678)

Net gain (loss) on investments	(12,868)	(163,291)	(66,791)

Net increase (decrease) in net assets from operations	(5,573)	(150,662)	(51,375)

Contract owner transactions:
Variable annuity deposits	9,594	257	(622)
Terminations, withdrawals and annuity payments	(8,792)	(10,265)	(17,699)
Transfers between subaccounts, net	145,159	200,116	(58,099)
Maintenance charges and mortality adjustments	(187)	39	5,755

Increase (decrease) in net assets from contract transactions	145,774	190,147	(70,665)

Total increase (decrease) in net assets	140,201	39,485	(122,040)

Net assets as of December 31, 2022	$195,138	$234,858	$319,916

Investment income (loss):
Dividend distributions	17,274	4,055	18,151
Investment Expenses:
Mortality and expense risk and administrative charges	(526)	(2,148)	(3,459)

Net investment income (loss)	16,748	1,907	14,692

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(148)	(10,860)	(17,085)
Change in unrealized appreciation (depreciation)	5,283	14,491	31,111

Net gain (loss) on investments	5,135	3,631	14,026

Net increase (decrease) in net assets from operations	21,883	5,538	28,718

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,058)	(5,325)	(18,536)
Transfers between subaccounts, net	19,362	(72,839)	(65,209)
Maintenance charges and mortality adjustments	(264)	(588)	(511)

Increase (decrease) in net assets from contract transactions	16,040	(78,752)	(84,256)

Total increase (decrease) in net assets	37,923	(73,214)	(55,538)

Net assets as of December 31, 2023	$233,061	$161,644	$264,378

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Balanced	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap
Net assets as of December 31, 2021	$600,170	$1,783,234	$47,310

Investment income (loss):
Dividend distributions	6,004	3,840	243
Investment Expenses:
Mortality and expense risk and administrative charges	(6,609)	(15,205)	(244)

Net investment income (loss)	(605)	(11,365)	(1)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,224	72,350	7,427
Realized capital gain (loss) on investments	1,065	5,766	(72)
Change in unrealized appreciation (depreciation)	(146,881)	(568,086)	(16,314)

Net gain (loss) on investments	(113,592)	(489,970)	(8,959)

Net increase (decrease) in net assets from operations	(114,197)	(501,335)	(8,960)

Contract owner transactions:
Variable annuity deposits	52,467	107,631	—
Terminations, withdrawals and annuity payments	(4,405)	(70,093)	—
Transfers between subaccounts, net	2,656	(8,495)	—
Maintenance charges and mortality adjustments	(779)	(2,110)	(79)

Increase (decrease) in net assets from contract transactions	49,939	26,933	(79)

Total increase (decrease) in net assets	(64,258)	(474,402)	(9,039)

Net assets as of December 31, 2022	$535,912	$1,308,832	$38,271

Investment income (loss):
Dividend distributions	9,453	3,869	347
Investment Expenses:
Mortality and expense risk and administrative charges	(6,847)	(15,128)	(246)

Net investment income (loss)	2,606	(11,259)	101

Increase (decrease) in net assets from operations:
Capital gain distributions	21,371	53,979	—
Realized capital gain (loss) on investments	1,161	9,417	(12)
Change in unrealized appreciation (depreciation)	83,432	348,144	7,383

Net gain (loss) on investments	105,964	411,540	7,371

Net increase (decrease) in net assets from operations	108,570	400,281	7,472

Contract owner transactions:
Variable annuity deposits	600	18,221	25,181
Terminations, withdrawals and annuity payments	(6,572)	(103,966)	(26,599)
Transfers between subaccounts, net	24,691	10,046	(413)
Maintenance charges and mortality adjustments	(1,053)	(3,785)	(51)

Increase (decrease) in net assets from contract transactions	17,666	(79,484)	(1,882)

Total increase (decrease) in net assets	126,236	320,797	5,590

Net assets as of December 31, 2023	$662,148	$1,629,629	$43,861

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2021	$213,737	$545,448	$2,701,860

Investment income (loss):
Dividend distributions	2,675	7,823	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,091)	(2,827)	(13,311)

Net investment income (loss)	1,584	4,996	(13,311)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,866	367,358
Realized capital gain (loss) on investments	(2,224)	1,978	25,327
Change in unrealized appreciation (depreciation)	(44,457)	(49,856)	(1,346,714)

Net gain (loss) on investments	(46,681)	(37,012)	(954,029)

Net increase (decrease) in net assets from operations	(45,097)	(32,016)	(967,340)

Contract owner transactions:
Variable annuity deposits	—	3,926	(5,542)
Terminations, withdrawals and annuity payments	(5,172)	(7,122)	(41,218)
Transfers between subaccounts, net	5,214	10,000	(279,317)
Maintenance charges and mortality adjustments	(391)	(1,102)	21,237

Increase (decrease) in net assets from contract transactions	(349)	5,702	(304,840)

Total increase (decrease) in net assets	(45,446)	(26,314)	(1,272,180)

Net assets as of December 31, 2022	$168,291	$519,134	$1,429,680

Investment income (loss):
Dividend distributions	4,439	6,922	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,147)	(2,916)	(12,688)

Net investment income (loss)	3,292	4,006	(12,688)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,452	—
Realized capital gain (loss) on investments	(381)	25,997	28,881
Change in unrealized appreciation (depreciation)	15,921	34,752	572,481

Net gain (loss) on investments	15,540	79,201	601,362

Net increase (decrease) in net assets from operations	18,832	83,207	588,674

Contract owner transactions:
Variable annuity deposits	53,525	—	18,221
Terminations, withdrawals and annuity payments	(6,753)	(6,499)	(212,968)
Transfers between subaccounts, net	517	(99,267)	(151,554)
Maintenance charges and mortality adjustments	(394)	(1,189)	(3,397)

Increase (decrease) in net assets from contract transactions	46,895	(106,955)	(349,698)

Total increase (decrease) in net assets	65,727	(23,748)	238,976

Net assets as of December 31, 2023	$234,018	$495,386	$1,668,656

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond
Net assets as of December 31, 2021	$35,337	$2,427,037	$961,992

Investment income (loss):
Dividend distributions	2,174	20,956	17,907
Investment Expenses:
Mortality and expense risk and administrative charges	(344)	(17,575)	(8,881)

Net investment income (loss)	1,830	3,381	9,026

Increase (decrease) in net assets from operations:
Capital gain distributions	—	13,637	46,226
Realized capital gain (loss) on investments	(61)	92,464	(6,767)
Change in unrealized appreciation (depreciation)	(5,938)	(529,309)	(182,372)

Net gain (loss) on investments	(5,999)	(423,208)	(142,913)

Net increase (decrease) in net assets from operations	(4,169)	(419,827)	(133,887)

Contract owner transactions:
Variable annuity deposits	9,588	11,435	688
Terminations, withdrawals and annuity payments	—	(76,417)	(34,967)
Transfers between subaccounts, net	(230)	(335,610)	2,048
Maintenance charges and mortality adjustments	(72)	(2,874)	(682)

Increase (decrease) in net assets from contract transactions	9,286	(403,466)	(32,913)

Total increase (decrease) in net assets	5,117	(823,293)	(166,800)

Net assets as of December 31, 2022	$40,454	$1,603,744	$795,192

Investment income (loss):
Dividend distributions	2,425	14,925	14,624
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(15,917)	(7,684)

Net investment income (loss)	2,066	(992)	6,940

Increase (decrease) in net assets from operations:
Capital gain distributions	—	16,156	—
Realized capital gain (loss) on investments	(61)	298,277	(53,112)
Change in unrealized appreciation (depreciation)	1,749	7,327	73,906

Net gain (loss) on investments	1,688	321,760	20,794

Net increase (decrease) in net assets from operations	3,754	320,768	27,734

Contract owner transactions:
Variable annuity deposits	—	—	60
Terminations, withdrawals and annuity payments	—	(258,627)	(183,647)
Transfers between subaccounts, net	—	(508,001)	37,543
Maintenance charges and mortality adjustments	(120)	(5,809)	(2,810)

Increase (decrease) in net assets from contract transactions	(120)	(772,437)	(148,854)

Total increase (decrease) in net assets	3,634	(451,669)	(121,120)

Net assets as of December 31, 2023	$44,088	$1,152,075	$674,072

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas	Fidelity® VIP Real Estate
Net assets as of December 31, 2021	$299,068	$73,333	$295,978

Investment income (loss):
Dividend distributions	672	487	2,588
Investment Expenses:
Mortality and expense risk and administrative charges	(756)	(716)	(993)

Net investment income (loss)	(84)	(229)	1,595

Increase (decrease) in net assets from operations:
Capital gain distributions	17,185	529	7,191
Realized capital gain (loss) on investments	(1,702)	76	473
Change in unrealized appreciation (depreciation)	(61,589)	(19,179)	(89,912)

Net gain (loss) on investments	(46,106)	(18,574)	(82,248)

Net increase (decrease) in net assets from operations	(46,190)	(18,803)	(80,653)

Contract owner transactions:
Variable annuity deposits	8,680	385	447
Terminations, withdrawals and annuity payments	(22,505)	—	(8,107)
Transfers between subaccounts, net	(76)	—	(7,043)
Maintenance charges and mortality adjustments	(307)	(113)	(224)

Increase (decrease) in net assets from contract transactions	(14,208)	272	(14,927)

Total increase (decrease) in net assets	(60,398)	(18,531)	(95,580)

Net assets as of December 31, 2022	$238,670	$54,802	$200,398

Investment income (loss):
Dividend distributions	240	926	2,188
Investment Expenses:
Mortality and expense risk and administrative charges	(582)	(773)	(754)

Net investment income (loss)	(342)	153	1,434

Increase (decrease) in net assets from operations:
Capital gain distributions	2,239	310	8,643
Realized capital gain (loss) on investments	(12,054)	132	(27,882)
Change in unrealized appreciation (depreciation)	27,281	15,913	24,668

Net gain (loss) on investments	17,466	16,355	5,429

Net increase (decrease) in net assets from operations	17,124	16,508	6,863

Contract owner transactions:
Variable annuity deposits	—	384	240
Terminations, withdrawals and annuity payments	(1,068)	(163)	(323)
Transfers between subaccounts, net	(188,887)	51,583	(134,440)
Maintenance charges and mortality adjustments	(223)	(126)	(166)

Increase (decrease) in net assets from contract transactions	(190,178)	51,678	(134,689)

Total increase (decrease) in net assets	(173,054)	68,186	(127,826)

Net assets as of December 31, 2023	$65,616	$122,988	$72,572

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Strategic Income	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2021	$174,988	$25,500	$281,682

Investment income (loss):
Dividend distributions	6,761	—	8,919
Investment Expenses:
Mortality and expense risk and administrative charges	(2,036)	(91)	(2,314)

Net investment income (loss)	4,725	(91)	6,605

Increase (decrease) in net assets from operations:
Capital gain distributions	166	11,265	140,940
Realized capital gain (loss) on investments	(281)	(1,053)	(840)
Change in unrealized appreciation (depreciation)	(26,469)	(22,014)	(170,235)

Net gain (loss) on investments	(26,584)	(11,802)	(30,135)

Net increase (decrease) in net assets from operations	(21,859)	(11,893)	(23,530)

Contract owner transactions:
Variable annuity deposits	—	—	37,664
Terminations, withdrawals and annuity payments	(778)	(1,288)	—
Transfers between subaccounts, net	35,647	5,000	—
Maintenance charges and mortality adjustments	(626)	(42)	(310)

Increase (decrease) in net assets from contract transactions	34,243	3,670	37,354

Total increase (decrease) in net assets	12,384	(8,223)	13,824

Net assets as of December 31, 2022	$187,372	$17,277	$295,506

Investment income (loss):
Dividend distributions	8,351	—	6,606
Investment Expenses:
Mortality and expense risk and administrative charges	(2,288)	(92)	(2,401)

Net investment income (loss)	6,063	(92)	4,205

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	16,024
Realized capital gain (loss) on investments	(372)	(242)	(1,469)
Change in unrealized appreciation (depreciation)	8,967	7,738	5,198

Net gain (loss) on investments	8,595	7,496	19,753

Net increase (decrease) in net assets from operations	14,658	7,404	23,958

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,367)	(244)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(684)	(42)	(332)

Increase (decrease) in net assets from contract transactions	(2,051)	(286)	(332)

Total increase (decrease) in net assets	12,607	7,118	23,626

Net assets as of December 31, 2023	$199,979	$24,395	$319,132

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2021	$239,942	$17,943	$117,000

Investment income (loss):
Dividend distributions	11,048	—	1,572
Investment Expenses:
Mortality and expense risk and administrative charges	(2,810)	(2,688)	(515)

Net investment income (loss)	8,238	(2,688)	1,057

Increase (decrease) in net assets from operations:
Capital gain distributions	4,485	83,060	9,401
Realized capital gain (loss) on investments	35	(10,621)	(76)
Change in unrealized appreciation (depreciation)	(28,043)	(177,942)	(16,453)

Net gain (loss) on investments	(23,523)	(105,503)	(7,128)

Net increase (decrease) in net assets from operations	(15,285)	(108,191)	(6,071)

Contract owner transactions:
Variable annuity deposits	—	2,584	—
Terminations, withdrawals and annuity payments	(1,275)	(20,952)	—
Transfers between subaccounts, net	49,572	391,913	—
Maintenance charges and mortality adjustments	(760)	(1,450)	(222)

Increase (decrease) in net assets from contract transactions	47,537	372,095	(222)

Total increase (decrease) in net assets	32,252	263,904	(6,293)

Net assets as of December 31, 2022	$272,194	$281,847	$110,707

Investment income (loss):
Dividend distributions	14,219	—	3,033
Investment Expenses:
Mortality and expense risk and administrative charges	(3,239)	(3,858)	(558)

Net investment income (loss)	10,980	(3,858)	2,475

Increase (decrease) in net assets from operations:
Capital gain distributions	17,238	10,620	6,600
Realized capital gain (loss) on investments	(1,433)	(1,958)	(76)
Change in unrealized appreciation (depreciation)	(7,445)	110,463	12,849

Net gain (loss) on investments	8,360	119,125	19,373

Net increase (decrease) in net assets from operations	19,340	115,267	21,848

Contract owner transactions:
Variable annuity deposits	—	18,221	—
Terminations, withdrawals and annuity payments	(14,571)	—	—
Transfers between subaccounts, net	—	45	—
Maintenance charges and mortality adjustments	(832)	(1,863)	(245)

Increase (decrease) in net assets from contract transactions	(15,403)	16,403	(245)

Total increase (decrease) in net assets	3,937	131,670	21,603

Net assets as of December 31, 2023	$276,131	$413,517	$132,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2021	$68,370	$525,728	$511,740

Investment income (loss):
Dividend distributions	1,188	4,287	4,599
Investment Expenses:
Mortality and expense risk and administrative charges	(242)	(3,360)	(2,953)

Net investment income (loss)	946	927	1,646

Increase (decrease) in net assets from operations:
Capital gain distributions	7,173	68,407	86,786
Realized capital gain (loss) on investments	(58)	22	(4,746)
Change in unrealized appreciation (depreciation)	(13,379)	(131,265)	(138,509)

Net gain (loss) on investments	(6,264)	(62,836)	(56,469)

Net increase (decrease) in net assets from operations	(5,318)	(61,909)	(54,823)

Contract owner transactions:
Variable annuity deposits	—	75,327	9,972
Terminations, withdrawals and annuity payments	—	—	(15,308)
Transfers between subaccounts, net	—	—	4,942
Maintenance charges and mortality adjustments	(127)	(526)	(701)

Increase (decrease) in net assets from contract transactions	(127)	74,801	(1,095)

Total increase (decrease) in net assets	(5,445)	12,892	(55,918)

Net assets as of December 31, 2022	$62,925	$538,620	$455,822

Investment income (loss):
Dividend distributions	1,422	6,486	1,949
Investment Expenses:
Mortality and expense risk and administrative charges	(353)	(3,980)	(2,758)

Net investment income (loss)	1,069	2,506	(809)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,545	74,442	21,131
Realized capital gain (loss) on investments	(94)	6	(24,985)
Change in unrealized appreciation (depreciation)	1,302	(208)	54,284

Net gain (loss) on investments	7,753	74,240	50,430

Net increase (decrease) in net assets from operations	8,822	76,746	49,621

Contract owner transactions:
Variable annuity deposits	9,110	153,325	384
Terminations, withdrawals and annuity payments	—	(11,841)	(108,327)
Transfers between subaccounts, net	(73)	—	96,179
Maintenance charges and mortality adjustments	(145)	(863)	(671)

Increase (decrease) in net assets from contract transactions	8,892	140,621	(12,435)

Total increase (decrease) in net assets	17,714	217,367	37,186

Net assets as of December 31, 2023	$80,639	$755,987	$493,008

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2021	$515,122	$34,823	$307,387

Investment income (loss):
Dividend distributions	—	1,353	10,272
Investment Expenses:
Mortality and expense risk and administrative charges	(6,137)	(397)	(1,735)

Net investment income (loss)	(6,137)	956	8,537

Increase (decrease) in net assets from operations:
Capital gain distributions	124,976	—	—
Realized capital gain (loss) on investments	(13,203)	(2,391)	(12,036)
Change in unrealized appreciation (depreciation)	(309,467)	(2,679)	(31,855)

Net gain (loss) on investments	(197,694)	(5,070)	(43,891)

Net increase (decrease) in net assets from operations	(203,831)	(4,114)	(35,354)

Contract owner transactions:
Variable annuity deposits	(2,731)	—	160,428
Terminations, withdrawals and annuity payments	(22,238)	—	(5,784)
Transfers between subaccounts, net	131,123	(19)	(106,457)
Maintenance charges and mortality adjustments	11,281	(63)	(586)

Increase (decrease) in net assets from contract transactions	117,435	(82)	47,601

Total increase (decrease) in net assets	(86,396)	(4,196)	12,247

Net assets as of December 31, 2022	$428,726	$30,627	$319,634

Investment income (loss):
Dividend distributions	—	1,446	9,323
Investment Expenses:
Mortality and expense risk and administrative charges	(6,046)	(393)	(1,720)

Net investment income (loss)	(6,046)	1,053	7,603

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(38,057)	(62)	(3,533)
Change in unrealized appreciation (depreciation)	141,020	1,100	8,191

Net gain (loss) on investments	102,963	1,038	4,658

Net increase (decrease) in net assets from operations	96,917	2,091	12,261

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(85,867)	—	(63)
Transfers between subaccounts, net	8,810	—	328
Maintenance charges and mortality adjustments	(1,812)	(63)	(635)

Increase (decrease) in net assets from contract transactions	(78,869)	(63)	(370)

Total increase (decrease) in net assets	18,048	2,028	11,891

Net assets as of December 31, 2023	$446,774	$32,655	$331,525

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2021	$12,410	$420,191	$166,842

Investment income (loss):
Dividend distributions	194	—	682
Investment Expenses:
Mortality and expense risk and administrative charges	(16)	(1,387)	(1,888)

Net investment income (loss)	178	(1,387)	(1,206)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,123	23,945
Realized capital gain (loss) on investments	705	(5,107)	93
Change in unrealized appreciation (depreciation)	(1,897)	(116,130)	(40,966)

Net gain (loss) on investments	(1,192)	(110,114)	(16,928)

Net increase (decrease) in net assets from operations	(1,014)	(111,501)	(18,134)

Contract owner transactions:
Variable annuity deposits	40	—	9,588
Terminations, withdrawals and annuity payments	(80)	(8,322)	—
Transfers between subaccounts, net	(4,999)	—	(716)
Maintenance charges and mortality adjustments	(12)	(1,029)	(186)

Increase (decrease) in net assets from contract transactions	(5,051)	(9,351)	8,686

Total increase (decrease) in net assets	(6,065)	(120,852)	(9,448)

Net assets as of December 31, 2022	$6,345	$299,339	$157,394

Investment income (loss):
Dividend distributions	172	—	1,437
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(1,374)	(1,656)

Net investment income (loss)	154	(1,374)	(219)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,239	4,871
Realized capital gain (loss) on investments	1	(4,775)	(2,502)
Change in unrealized appreciation (depreciation)	993	56,644	19,701

Net gain (loss) on investments	994	54,108	22,070

Net increase (decrease) in net assets from operations	1,148	52,734	21,851

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(7,736)	(23,295)
Transfers between subaccounts, net	—	—	59,637
Maintenance charges and mortality adjustments	(13)	(1,052)	(194)

Increase (decrease) in net assets from contract transactions	(13)	(8,788)	36,148

Total increase (decrease) in net assets	1,135	43,946	57,999

Net assets as of December 31, 2023	$7,480	$343,285	$215,393

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2021	$118,918	$161,741	$58,144

Investment income (loss):
Dividend distributions	1,284	3,676	1,530
Investment Expenses:
Mortality and expense risk and administrative charges	(1,373)	(1,835)	(280)

Net investment income (loss)	(89)	1,841	1,250

Increase (decrease) in net assets from operations:
Capital gain distributions	11,960	—	303
Realized capital gain (loss) on investments	1,712	(299)	180
Change in unrealized appreciation (depreciation)	(15,999)	(4,787)	4,592

Net gain (loss) on investments	(2,327)	(5,086)	5,075

Net increase (decrease) in net assets from operations	(2,416)	(3,245)	6,325

Contract owner transactions:
Variable annuity deposits	1,231	—	—
Terminations, withdrawals and annuity payments	(7,261)	(725)	(1,678)
Transfers between subaccounts, net	—	—	4,558
Maintenance charges and mortality adjustments	2,317	(606)	(212)

Increase (decrease) in net assets from contract transactions	(3,713)	(1,331)	2,668

Total increase (decrease) in net assets	(6,129)	(4,576)	8,993

Net assets as of December 31, 2022	$112,789	$157,165	$67,137

Investment income (loss):
Dividend distributions	1,773	5,746	2,270
Investment Expenses:
Mortality and expense risk and administrative charges	(1,374)	(1,913)	(278)

Net investment income (loss)	399	3,833	1,992

Increase (decrease) in net assets from operations:
Capital gain distributions	9,638	—	1,444
Realized capital gain (loss) on investments	79	(149)	422
Change in unrealized appreciation (depreciation)	(2,027)	11,744	(1,741)

Net gain (loss) on investments	7,690	11,595	125

Net increase (decrease) in net assets from operations	8,089	15,428	2,117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(791)	(571)	(1,553)
Transfers between subaccounts, net	(256)	—	(4,578)
Maintenance charges and mortality adjustments	(605)	(645)	(213)

Increase (decrease) in net assets from contract transactions	(1,652)	(1,216)	(6,344)

Total increase (decrease) in net assets	6,437	14,212	(4,227)

Net assets as of December 31, 2023	$119,226	$171,377	$62,910

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2021	$28,766	$438,449	$103,524

Investment income (loss):
Dividend distributions	1,732	5,064	360
Investment Expenses:
Mortality and expense risk and administrative charges	(230)	(4,484)	(647)

Net investment income (loss)	1,502	580	(287)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	35,322	—
Realized capital gain (loss) on investments	(72)	9,769	603
Change in unrealized appreciation (depreciation)	(4,444)	(56,743)	(15,180)

Net gain (loss) on investments	(4,516)	(11,652)	(14,577)

Net increase (decrease) in net assets from operations	(3,014)	(11,072)	(14,864)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(20)	(13,133)	(5,853)
Transfers between subaccounts, net	—	(29,035)	(9,285)
Maintenance charges and mortality adjustments	(69)	(1,488)	(159)

Increase (decrease) in net assets from contract transactions	(89)	(43,656)	(15,297)

Total increase (decrease) in net assets	(3,103)	(54,728)	(30,161)

Net assets as of December 31, 2022	$25,663	$383,721	$73,363

Investment income (loss):
Dividend distributions	1,523	6,773	212
Investment Expenses:
Mortality and expense risk and administrative charges	(223)	(3,927)	(635)

Net investment income (loss)	1,300	2,846	(423)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	40,097	—
Realized capital gain (loss) on investments	(2,203)	(12,910)	3,563
Change in unrealized appreciation (depreciation)	3,255	(13,846)	4,615

Net gain (loss) on investments	1,052	13,341	8,178

Net increase (decrease) in net assets from operations	2,352	16,187	7,755

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,123)	(195,479)	(1,792)
Transfers between subaccounts, net	—	(636)	(27,657)
Maintenance charges and mortality adjustments	(59)	(1,406)	(148)

Increase (decrease) in net assets from contract transactions	(8,182)	(197,521)	(29,597)

Total increase (decrease) in net assets	(5,830)	(181,334)	(21,842)

Net assets as of December 31, 2023	$19,833	$202,387	$51,521

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2021	$295,762	$52,074	$34,545

Investment income (loss):
Dividend distributions	3,294	333	329
Investment Expenses:
Mortality and expense risk and administrative charges	(1,681)	(340)	(368)

Net investment income (loss)	1,613	(7)	(39)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,862	2,400	4,109
Realized capital gain (loss) on investments	(5,897)	708	302
Change in unrealized appreciation (depreciation)	(8,419)	(6,020)	(6,035)

Net gain (loss) on investments	(11,454)	(2,912)	(1,624)

Net increase (decrease) in net assets from operations	(9,841)	(2,919)	(1,663)

Contract owner transactions:
Variable annuity deposits	30	—	—
Terminations, withdrawals and annuity payments	(6,843)	(2,125)	(136)
Transfers between subaccounts, net	(83,537)	14,836	5,506
Maintenance charges and mortality adjustments	(548)	(137)	(116)

Increase (decrease) in net assets from contract transactions	(90,898)	12,574	5,254

Total increase (decrease) in net assets	(100,739)	9,655	3,591

Net assets as of December 31, 2022	$195,023	$61,729	$38,136

Investment income (loss):
Dividend distributions	4,944	471	631
Investment Expenses:
Mortality and expense risk and administrative charges	(979)	(265)	(374)

Net investment income (loss)	3,965	206	257

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,297	2,961
Realized capital gain (loss) on investments	4,746	1,309	(395)
Change in unrealized appreciation (depreciation)	(3,179)	688	643

Net gain (loss) on investments	1,567	4,294	3,209

Net increase (decrease) in net assets from operations	5,532	4,500	3,466

Contract owner transactions:
Variable annuity deposits	30	—	—
Terminations, withdrawals and annuity payments	(29,265)	(7,889)	(659)
Transfers between subaccounts, net	(45,338)	(25,171)	3,752
Maintenance charges and mortality adjustments	(322)	(117)	(142)

Increase (decrease) in net assets from contract transactions	(74,895)	(33,177)	2,951

Total increase (decrease) in net assets	(69,363)	(28,677)	6,417

Net assets as of December 31, 2023	$125,660	$33,052	$44,553

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2021	$24,439	$61,589	$32,611

Investment income (loss):
Dividend distributions	114	200	93
Investment Expenses:
Mortality and expense risk and administrative charges	(41)	(439)	(668)

Net investment income (loss)	73	(239)	(575)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,381	11,336	6,733
Realized capital gain (loss) on investments	(4,311)	(118)	(887)
Change in unrealized appreciation (depreciation)	(7,632)	(30,223)	(17,086)

Net gain (loss) on investments	(6,562)	(19,005)	(11,240)

Net increase (decrease) in net assets from operations	(6,489)	(19,244)	(11,815)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(17,912)	(218)	(4,920)
Transfers between subaccounts, net	(7)	—	83,780
Maintenance charges and mortality adjustments	(31)	(94)	(151)

Increase (decrease) in net assets from contract transactions	(17,950)	(312)	78,709

Total increase (decrease) in net assets	(24,439)	(19,556)	66,894

Net assets as of December 31, 2022	$—	$42,033	$99,505

Investment income (loss):
Dividend distributions	—	677	1,669
Investment Expenses:
Mortality and expense risk and administrative charges	—	(459)	(1,272)

Net investment income (loss)	—	218	397

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(200)	(437)
Change in unrealized appreciation (depreciation)	—	16,166	25,878

Net gain (loss) on investments	—	15,966	25,441

Net increase (decrease) in net assets from operations	—	16,184	25,838

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(214)	(1,303)
Transfers between subaccounts, net	—	—	13,188
Maintenance charges and mortality adjustments	—	(102)	(316)

Increase (decrease) in net assets from contract transactions	—	(316)	11,569

Total increase (decrease) in net assets	—	15,868	37,407

Net assets as of December 31, 2023	$—	$57,901	$136,912

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2021	$459,877	$65,825	$540,505

Investment income (loss):
Dividend distributions	11,693	1,332	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,254)	(627)	(1,278)

Net investment income (loss)	8,439	705	(1,278)

Increase (decrease) in net assets from operations:
Capital gain distributions	923	12,393	71,210
Realized capital gain (loss) on investments	(2,875)	1,353	(13)
Change in unrealized appreciation (depreciation)	(82,906)	(20,648)	(215,255)

Net gain (loss) on investments	(84,858)	(6,902)	(144,058)

Net increase (decrease) in net assets from operations	(76,419)	(6,197)	(145,336)

Contract owner transactions:
Variable annuity deposits	911	(346)	263
Terminations, withdrawals and annuity payments	(23,817)	(11,381)	(12,279)
Transfers between subaccounts, net	6,107	(465)	(4,762)
Maintenance charges and mortality adjustments	(517)	4,797	(556)

Increase (decrease) in net assets from contract transactions	(17,316)	(7,395)	(17,334)

Total increase (decrease) in net assets	(93,735)	(13,592)	(162,670)

Net assets as of December 31, 2022	$366,142	$52,233	$377,835

Investment income (loss):
Dividend distributions	12,906	1,321	424
Investment Expenses:
Mortality and expense risk and administrative charges	(3,464)	(547)	(1,079)

Net investment income (loss)	9,442	774	(655)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(19,549)	143	(54,194)
Change in unrealized appreciation (depreciation)	64,619	4,322	101,293

Net gain (loss) on investments	45,070	4,465	47,099

Net increase (decrease) in net assets from operations	54,512	5,239	46,444

Contract owner transactions:
Variable annuity deposits	—	—	18,165
Terminations, withdrawals and annuity payments	(20,314)	(5,472)	(31,016)
Transfers between subaccounts, net	650,969	(485)	(263,660)
Maintenance charges and mortality adjustments	(663)	(158)	(514)

Increase (decrease) in net assets from contract transactions	629,992	(6,115)	(277,025)

Total increase (decrease) in net assets	684,504	(876)	(230,581)

Net assets as of December 31, 2023	$1,050,646	$51,357	$147,254

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2021	$87,501	$14,484	$34,234

Investment income (loss):
Dividend distributions	—	51	2,240
Investment Expenses:
Mortality and expense risk and administrative charges	(964)	(144)	(78)

Net investment income (loss)	(964)	(93)	2,162

Increase (decrease) in net assets from operations:
Capital gain distributions	18,145	2,080	1,084
Realized capital gain (loss) on investments	(43)	—	(165)
Change in unrealized appreciation (depreciation)	(43,672)	(2,621)	(8,141)

Net gain (loss) on investments	(25,570)	(541)	(7,222)

Net increase (decrease) in net assets from operations	(26,534)	(634)	(5,060)

Contract owner transactions:
Variable annuity deposits	(649)	—	—
Terminations, withdrawals and annuity payments	(5,476)	(2,600)	(71)
Transfers between subaccounts, net	(471)	—	(625)
Maintenance charges and mortality adjustments	4,432	(23)	(62)

Increase (decrease) in net assets from contract transactions	(2,164)	(2,623)	(758)

Total increase (decrease) in net assets	(28,698)	(3,257)	(5,818)

Net assets as of December 31, 2022	$58,803	$11,227	$28,416

Investment income (loss):
Dividend distributions	—	45	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,185)	(142)	(72)

Net investment income (loss)	(1,185)	(97)	(72)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,021	2,487	—
Realized capital gain (loss) on investments	(4,039)	(29)	(35)
Change in unrealized appreciation (depreciation)	29,197	(807)	1,870

Net gain (loss) on investments	27,179	1,651	1,835

Net increase (decrease) in net assets from operations	25,994	1,554	1,763

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,390)	—	(83)
Transfers between subaccounts, net	21,069	—	1,513
Maintenance charges and mortality adjustments	(76)	(25)	(59)

Increase (decrease) in net assets from contract transactions	15,603	(25)	1,371

Total increase (decrease) in net assets	41,597	1,529	3,134

Net assets as of December 31, 2023	$100,400	$12,756	$31,550

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2021	$98,324	$69,279	$9,076

Investment income (loss):
Dividend distributions	3,844	372	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,317)	(146)	(134)

Net investment income (loss)	527	226	(134)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,765	9,341	3,302
Realized capital gain (loss) on investments	21	(14)	(68)
Change in unrealized appreciation (depreciation)	(15,425)	(24,068)	(7,346)

Net gain (loss) on investments	(6,639)	(14,741)	(4,112)

Net increase (decrease) in net assets from operations	(6,112)	(14,515)	(4,246)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,085)	—	—
Transfers between subaccounts, net	194,927	—	5,001
Maintenance charges and mortality adjustments	(1,204)	—	(21)

Increase (decrease) in net assets from contract transactions	189,638	—	4,980

Total increase (decrease) in net assets	183,526	(14,515)	734

Net assets as of December 31, 2022	$281,850	$54,764	$9,810

Investment income (loss):
Dividend distributions	4,532	300	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,567)	(153)	(237)

Net investment income (loss)	965	147	(237)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,638	1,490	—
Realized capital gain (loss) on investments	193	(27)	(101)
Change in unrealized appreciation (depreciation)	(3,997)	10,865	2,369

Net gain (loss) on investments	28,834	12,328	2,268

Net increase (decrease) in net assets from operations	29,799	12,475	2,031

Contract owner transactions:
Variable annuity deposits	—	—	9,110
Terminations, withdrawals and annuity payments	(6,039)	—	—
Transfers between subaccounts, net	—	—	(105)
Maintenance charges and mortality adjustments	(1,273)	—	(39)

Increase (decrease) in net assets from contract transactions	(7,312)	—	8,966

Total increase (decrease) in net assets	22,487	12,475	10,997

Net assets as of December 31, 2023	$304,337	$67,239	$20,807

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2021	$—	$79,021	$421,278

Investment income (loss):
Dividend distributions	124	1,033	4,814
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(902)	(3,954)

Net investment income (loss)	1	131	860

Increase (decrease) in net assets from operations:
Capital gain distributions	837	9,534	37,654
Realized capital gain (loss) on investments	(9)	41	201
Change in unrealized appreciation (depreciation)	(1,438)	(16,644)	(120,581)

Net gain (loss) on investments	(610)	(7,069)	(82,726)

Net increase (decrease) in net assets from operations	(609)	(6,938)	(81,866)

Contract owner transactions:
Variable annuity deposits	—	—	2,362
Terminations, withdrawals and annuity payments	—	(3,252)	(36,322)
Transfers between subaccounts, net	15,330	—	11,224
Maintenance charges and mortality adjustments	(20)	(143)	6,864

Increase (decrease) in net assets from contract transactions	15,310	(3,395)	(15,872)

Total increase (decrease) in net assets	14,701	(10,333)	(97,738)

Net assets as of December 31, 2022	$14,701	$68,688	$323,540

Investment income (loss):
Dividend distributions	182	1,188	—
Investment Expenses:
Mortality and expense risk and administrative charges	(190)	(857)	(3,570)

Net investment income (loss)	(8)	331	(3,570)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,167	3,608	229
Realized capital gain (loss) on investments	(16)	(464)	(6,602)
Change in unrealized appreciation (depreciation)	622	2,403	51,613

Net gain (loss) on investments	1,773	5,547	45,240

Net increase (decrease) in net assets from operations	1,765	5,878	41,670

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(3,238)	(101,776)
Transfers between subaccounts, net	—	—	(29,191)
Maintenance charges and mortality adjustments	(31)	(138)	(1,313)

Increase (decrease) in net assets from contract transactions	(31)	(3,376)	(132,280)

Total increase (decrease) in net assets	1,734	2,502	(90,610)

Net assets as of December 31, 2023	$16,435	$71,190	$232,930

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Global	Invesco V.I. Global Real Estate	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2021	$155,884	$41,732	$124,630

Investment income (loss):
Dividend distributions	—	914	—
Investment Expenses:
Mortality and expense risk and administrative charges	(733)	(87)	(1,259)

Net investment income (loss)	(733)	827	(1,259)

Increase (decrease) in net assets from operations:
Capital gain distributions	20,534	—	—
Realized capital gain (loss) on investments	(89)	(16)	(397)
Change in unrealized appreciation (depreciation)	(70,123)	(11,361)	(14,180)

Net gain (loss) on investments	(49,678)	(11,377)	(14,577)

Net increase (decrease) in net assets from operations	(50,411)	(10,550)	(15,836)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(57)	—
Transfers between subaccounts, net	—	284	—
Maintenance charges and mortality adjustments	(515)	(69)	(481)

Increase (decrease) in net assets from contract transactions	(515)	158	(481)

Total increase (decrease) in net assets	(50,926)	(10,392)	(16,317)

Net assets as of December 31, 2022	$104,958	$31,340	$108,313

Investment income (loss):
Dividend distributions	—	383	—
Investment Expenses:
Mortality and expense risk and administrative charges	(773)	(78)	(1,359)

Net investment income (loss)	(773)	305	(1,359)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,937	—	—
Realized capital gain (loss) on investments	(195)	(354)	(2,366)
Change in unrealized appreciation (depreciation)	21,228	2,641	11,673

Net gain (loss) on investments	35,970	2,287	9,307

Net increase (decrease) in net assets from operations	35,197	2,592	7,948

Contract owner transactions:
Variable annuity deposits	—	20,316	9,110
Terminations, withdrawals and annuity payments	—	(21,480)	(7,990)
Transfers between subaccounts, net	—	261	51
Maintenance charges and mortality adjustments	(559)	(40)	(438)

Increase (decrease) in net assets from contract transactions	(559)	(943)	733

Total increase (decrease) in net assets	34,638	1,649	8,681

Net assets as of December 31, 2023	$139,596	$32,989	$116,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2021	$2,112	$26,615	$34,176

Investment income (loss):
Dividend distributions	26	—	59
Investment Expenses:
Mortality and expense risk and administrative charges	(22)	(684)	(731)

Net investment income (loss)	4	(684)	(672)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,747	18,014
Realized capital gain (loss) on investments	(69)	(60)	(290)
Change in unrealized appreciation (depreciation)	(154)	(13,166)	(23,778)

Net gain (loss) on investments	(223)	(4,479)	(6,054)

Net increase (decrease) in net assets from operations	(219)	(5,163)	(6,726)

Contract owner transactions:
Variable annuity deposits	—	37,676	37,258
Terminations, withdrawals and annuity payments	(527)	—	(307)
Transfers between subaccounts, net	—	—	(1,986)
Maintenance charges and mortality adjustments	(27)	(171)	16,236

Increase (decrease) in net assets from contract transactions	(554)	37,505	51,201

Total increase (decrease) in net assets	(773)	32,342	44,475

Net assets as of December 31, 2022	$1,339	$58,957	$78,651

Investment income (loss):
Dividend distributions	16	—	37
Investment Expenses:
Mortality and expense risk and administrative charges	(14)	(724)	(948)

Net investment income (loss)	2	(724)	(911)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(99)	(163)	(254)
Change in unrealized appreciation (depreciation)	123	1,757	12,119

Net gain (loss) on investments	24	1,594	11,865

Net increase (decrease) in net assets from operations	26	870	10,954

Contract owner transactions:
Variable annuity deposits	—	13	—
Terminations, withdrawals and annuity payments	(524)	—	(321)
Transfers between subaccounts, net	—	—	8,237
Maintenance charges and mortality adjustments	(19)	(173)	(275)

Increase (decrease) in net assets from contract transactions	(543)	(160)	7,641

Total increase (decrease) in net assets	(517)	710	18,595

Net assets as of December 31, 2023	$822	$59,667	$97,246

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity	Janus Henderson VIT Enterprise
Net assets as of December 31, 2021	$810,007	$63,099	$356,532

Investment income (loss):
Dividend distributions	1,745	—	245
Investment Expenses:
Mortality and expense risk and administrative charges	(4,984)	(463)	(3,163)

Net investment income (loss)	(3,239)	(463)	(2,918)

Increase (decrease) in net assets from operations:
Capital gain distributions	81,755	10,716	53,714
Realized capital gain (loss) on investments	1,747	(27)	1,027
Change in unrealized appreciation (depreciation)	(214,669)	(23,618)	(111,733)

Net gain (loss) on investments	(131,167)	(12,929)	(56,992)

Net increase (decrease) in net assets from operations	(134,406)	(13,392)	(59,910)

Contract owner transactions:
Variable annuity deposits	(976)	—	18
Terminations, withdrawals and annuity payments	(28,139)	(100)	(6,418)
Transfers between subaccounts, net	1,782	1,593	3,052
Maintenance charges and mortality adjustments	905	(103)	(632)

Increase (decrease) in net assets from contract transactions	(26,428)	1,390	(3,980)

Total increase (decrease) in net assets	(160,834)	(12,002)	(63,890)

Net assets as of December 31, 2022	$649,173	$51,097	$292,642

Investment income (loss):
Dividend distributions	2,728	—	261
Investment Expenses:
Mortality and expense risk and administrative charges	(4,325)	(472)	(3,204)

Net investment income (loss)	(1,597)	(472)	(2,943)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,134	23,601
Realized capital gain (loss) on investments	(5,674)	(203)	(665)
Change in unrealized appreciation (depreciation)	73,290	7,319	23,744

Net gain (loss) on investments	67,616	8,250	46,680

Net increase (decrease) in net assets from operations	66,019	7,778	43,737

Contract owner transactions:
Variable annuity deposits	18	—	18
Terminations, withdrawals and annuity payments	(51,290)	(117)	(6,455)
Transfers between subaccounts, net	(384,820)	(933)	(28,969)
Maintenance charges and mortality adjustments	(1,180)	(110)	(666)

Increase (decrease) in net assets from contract transactions	(437,272)	(1,160)	(36,072)

Total increase (decrease) in net assets	(371,253)	6,618	7,665

Net assets as of December 31, 2023	$277,920	$57,715	$300,307

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas
Net assets as of December 31, 2021	$9,665	$151,142	$65,880

Investment income (loss):
Dividend distributions	4	1,366	1,231
Investment Expenses:
Mortality and expense risk and administrative charges	(90)	(316)	(625)

Net investment income (loss)	(86)	1,050	606

Increase (decrease) in net assets from operations:
Capital gain distributions	1,199	10,641	—
Realized capital gain (loss) on investments	(13)	643	74
Change in unrealized appreciation (depreciation)	(4,438)	(22,191)	(6,570)

Net gain (loss) on investments	(3,252)	(10,907)	(6,496)

Net increase (decrease) in net assets from operations	(3,338)	(9,857)	(5,890)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,747)	(96)
Transfers between subaccounts, net	—	(37,087)	20,060
Maintenance charges and mortality adjustments	(14)	(39)	(154)

Increase (decrease) in net assets from contract transactions	(14)	(43,873)	19,810

Total increase (decrease) in net assets	(3,352)	(53,730)	13,920

Net assets as of December 31, 2022	$6,313	$97,412	$79,800

Investment income (loss):
Dividend distributions	10	104	2,396
Investment Expenses:
Mortality and expense risk and administrative charges	(95)	(124)	(889)

Net investment income (loss)	(85)	(20)	1,507

Increase (decrease) in net assets from operations:
Capital gain distributions	—	641	—
Realized capital gain (loss) on investments	(12)	(2,189)	170
Change in unrealized appreciation (depreciation)	2,490	(1,241)	18,164

Net gain (loss) on investments	2,478	(2,789)	18,334

Net increase (decrease) in net assets from operations	2,393	(2,809)	19,841

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(73,710)	(2,625)
Transfers between subaccounts, net	—	(20,881)	233,816
Maintenance charges and mortality adjustments	(16)	(12)	(235)

Increase (decrease) in net assets from contract transactions	(16)	(94,603)	230,956

Total increase (decrease) in net assets	2,377	(97,412)	250,797

Net assets as of December 31, 2023	$8,690	$—	$330,597

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2021	$80,296	$472,128	$132,822

Investment income (loss):
Dividend distributions	—	19,231	—
Investment Expenses:
Mortality and expense risk and administrative charges	(308)	(4,215)	(796)

Net investment income (loss)	(308)	15,016	(796)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,478	1,169	—
Realized capital gain (loss) on investments	(2,487)	(1,397)	(429)
Change in unrealized appreciation (depreciation)	(35,253)	(79,056)	(47,248)

Net gain (loss) on investments	(25,262)	(79,284)	(47,677)

Net increase (decrease) in net assets from operations	(25,570)	(64,268)	(48,473)

Contract owner transactions:
Variable annuity deposits	—	8,233	—
Terminations, withdrawals and annuity payments	(8,082)	(13,477)	(34)
Transfers between subaccounts, net	5,289	10,087	—
Maintenance charges and mortality adjustments	(126)	(1,275)	(331)

Increase (decrease) in net assets from contract transactions	(2,919)	3,568	(365)

Total increase (decrease) in net assets	(28,489)	(60,700)	(48,838)

Net assets as of December 31, 2022	$51,807	$411,428	$83,984

Investment income (loss):
Dividend distributions	39	19,811	—
Investment Expenses:
Mortality and expense risk and administrative charges	(327)	(4,010)	(727)

Net investment income (loss)	(288)	15,801	(727)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	7	(6,853)	(1,022)
Change in unrealized appreciation (depreciation)	24,055	11,854	7,790

Net gain (loss) on investments	24,062	5,001	6,768

Net increase (decrease) in net assets from operations	23,774	20,802	6,041

Contract owner transactions:
Variable annuity deposits	—	32,293	33,940
Terminations, withdrawals and annuity payments	—	(52,799)	(35,717)
Transfers between subaccounts, net	14,482	(16,666)	(503)
Maintenance charges and mortality adjustments	(139)	(1,184)	(275)

Increase (decrease) in net assets from contract transactions	14,343	(38,356)	(2,555)

Total increase (decrease) in net assets	38,117	(17,554)	3,486

Net assets as of December 31, 2023	$89,924	$393,874	$87,470

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Total Return VC
Net assets as of December 31, 2021	$96,686	$56,358	$156,646

Investment income (loss):
Dividend distributions	1,158	—	4,444
Investment Expenses:
Mortality and expense risk and administrative charges	(1,098)	(106)	(337)

Net investment income (loss)	60	(106)	4,107

Increase (decrease) in net assets from operations:
Capital gain distributions	7,039	5,432	291
Realized capital gain (loss) on investments	(15)	(208)	(396)
Change in unrealized appreciation (depreciation)	(17,294)	(23,493)	(25,488)

Net gain (loss) on investments	(10,270)	(18,269)	(25,593)

Net increase (decrease) in net assets from operations	(10,210)	(18,375)	(21,486)

Contract owner transactions:
Variable annuity deposits	—	—	46
Terminations, withdrawals and annuity payments	—	(367)	(3,243)
Transfers between subaccounts, net	—	—	(5,234)
Maintenance charges and mortality adjustments	(478)	(82)	(51)

Increase (decrease) in net assets from contract transactions	(478)	(449)	(8,482)

Total increase (decrease) in net assets	(10,688)	(18,824)	(29,968)

Net assets as of December 31, 2022	$85,998	$37,534	$126,678

Investment income (loss):
Dividend distributions	860	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,108)	(75)	(210)

Net investment income (loss)	(248)	(75)	(210)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,866	—	—
Realized capital gain (loss) on investments	(108)	(16,046)	(23,258)
Change in unrealized appreciation (depreciation)	8,580	17,928	24,627

Net gain (loss) on investments	10,338	1,882	1,369

Net increase (decrease) in net assets from operations	10,090	1,807	1,159

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(187)	(299)
Transfers between subaccounts, net	—	(25,553)	(127,511)
Maintenance charges and mortality adjustments	(492)	(57)	(27)

Increase (decrease) in net assets from contract transactions	(492)	(25,797)	(127,837)

Total increase (decrease) in net assets	9,598	(23,990)	(126,678)

Net assets as of December 31, 2023	$95,596	$13,544	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	LVIP JPMorgan Core Bond Fund (a)	LVIP JPMorgan Small Cap Core Fund (a)	LVIP JPMorgan US Equity Fund (a)
Net assets as of December 31, 2021	$116,768	$60,536	$—

Investment income (loss):
Dividend distributions	1,832	44	19
Investment Expenses:
Mortality and expense risk and administrative charges	(606)	(639)	(107)

Net investment income (loss)	1,226	(595)	(88)

Increase (decrease) in net assets from operations:
Capital gain distributions	553	10,784	1,289
Realized capital gain (loss) on investments	(792)	(128)	(29)
Change in unrealized appreciation (depreciation)	(16,436)	(22,487)	(3,036)

Net gain (loss) on investments	(16,675)	(11,831)	(1,776)

Net increase (decrease) in net assets from operations	(15,449)	(12,426)	(1,864)

Contract owner transactions:
Variable annuity deposits	23,306	7,790	—
Terminations, withdrawals and annuity payments	(24,831)	(8,169)	—
Transfers between subaccounts, net	(3,268)	—	10,000
Maintenance charges and mortality adjustments	(179)	(234)	(17)

Increase (decrease) in net assets from contract transactions	(4,972)	(613)	9,983

Total increase (decrease) in net assets	(20,421)	(13,039)	8,119

Net assets as of December 31, 2022	$96,347	$47,497	$8,119

Investment income (loss):
Dividend distributions	3,186	481	112
Investment Expenses:
Mortality and expense risk and administrative charges	(545)	(607)	(114)

Net investment income (loss)	2,641	(126)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	431	430
Realized capital gain (loss) on investments	(9,373)	(294)	(32)
Change in unrealized appreciation (depreciation)	11,310	5,344	1,655

Net gain (loss) on investments	1,937	5,481	2,053

Net increase (decrease) in net assets from operations	4,578	5,355	2,051

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,681)	(560)	—
Transfers between subaccounts, net	(68,610)	(400)	—
Maintenance charges and mortality adjustments	(143)	(227)	(19)

Increase (decrease) in net assets from contract transactions	(70,434)	(1,187)	(19)

Total increase (decrease) in net assets	(65,856)	4,168	2,032

Net assets as of December 31, 2023	$30,491	$51,665	$10,151

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2021	$40,858	$42,215	$131,716

Investment income (loss):
Dividend distributions	1,194	757	924
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(521)	(1,144)

Net investment income (loss)	1,118	236	(220)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,128	2,651	1,293
Realized capital gain (loss) on investments	477	(82)	(2,432)
Change in unrealized appreciation (depreciation)	(10,973)	(6,910)	(22,503)

Net gain (loss) on investments	(8,368)	(4,341)	(23,642)

Net increase (decrease) in net assets from operations	(7,250)	(4,105)	(23,862)

Contract owner transactions:
Variable annuity deposits	—	600	771
Terminations, withdrawals and annuity payments	(415)	—	(53,717)
Transfers between subaccounts, net	(4,620)	30,171	—
Maintenance charges and mortality adjustments	(1)	(83)	(176)

Increase (decrease) in net assets from contract transactions	(5,036)	30,688	(53,122)

Total increase (decrease) in net assets	(12,286)	26,583	(76,984)

Net assets as of December 31, 2022	$28,572	$68,798	$54,732

Investment income (loss):
Dividend distributions	363	105	466
Investment Expenses:
Mortality and expense risk and administrative charges	(50)	(885)	(728)

Net investment income (loss)	313	(780)	(262)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,715	—
Realized capital gain (loss) on investments	(4,969)	(102)	(25)
Change in unrealized appreciation (depreciation)	6,631	3,686	6,535

Net gain (loss) on investments	1,662	6,299	6,510

Net increase (decrease) in net assets from operations	1,975	5,519	6,248

Contract owner transactions:
Variable annuity deposits	—	600	—
Terminations, withdrawals and annuity payments	(156)	—	—
Transfers between subaccounts, net	(30,391)	—	—
Maintenance charges and mortality adjustments	—	(143)	(118)

Increase (decrease) in net assets from contract transactions	(30,547)	457	(118)

Total increase (decrease) in net assets	(28,572)	5,976	6,130

Net assets as of December 31, 2023	$—	$74,774	$60,862

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2021	$338,913	$82,284	$62,393

Investment income (loss):
Dividend distributions	1,171	—	101
Investment Expenses:
Mortality and expense risk and administrative charges	(1,471)	(326)	(651)

Net investment income (loss)	(300)	(326)	(550)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,315	24,299	6,706
Realized capital gain (loss) on investments	5,420	(598)	360
Change in unrealized appreciation (depreciation)	(95,152)	(49,644)	(17,860)

Net gain (loss) on investments	(79,417)	(25,943)	(10,794)

Net increase (decrease) in net assets from operations	(79,717)	(26,269)	(11,344)

Contract owner transactions:
Variable annuity deposits	24	—	—
Terminations, withdrawals and annuity payments	(9,142)	(1,114)	(3,572)
Transfers between subaccounts, net	(76,302)	7,283	—
Maintenance charges and mortality adjustments	(301)	(201)	(102)

Increase (decrease) in net assets from contract transactions	(85,721)	5,968	(3,674)

Total increase (decrease) in net assets	(165,438)	(20,301)	(15,018)

Net assets as of December 31, 2022	$173,475	$61,983	$47,375

Investment income (loss):
Dividend distributions	955	—	117
Investment Expenses:
Mortality and expense risk and administrative charges	(1,337)	(519)	(608)

Net investment income (loss)	(382)	(519)	(491)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,290	—	2,596
Realized capital gain (loss) on investments	(405)	(894)	305
Change in unrealized appreciation (depreciation)	8,935	25,884	6,695

Net gain (loss) on investments	23,820	24,990	9,596

Net increase (decrease) in net assets from operations	23,438	24,471	9,105

Contract owner transactions:
Variable annuity deposits	24	—	—
Terminations, withdrawals and annuity payments	(5,604)	(2,714)	(6,357)
Transfers between subaccounts, net	(51,959)	239,441	3
Maintenance charges and mortality adjustments	(293)	(256)	(97)

Increase (decrease) in net assets from contract transactions	(57,832)	236,471	(6,451)

Total increase (decrease) in net assets	(34,394)	260,942	2,654

Net assets as of December 31, 2023	$139,081	$322,925	$50,029

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2021	$41,980	$28,074	$112,068

Investment income (loss):
Dividend distributions	567	620	320
Investment Expenses:
Mortality and expense risk and administrative charges	(472)	(352)	(219)

Net investment income (loss)	95	268	101

Increase (decrease) in net assets from operations:
Capital gain distributions	3,374	1,090	9,139
Realized capital gain (loss) on investments	(56)	66	(97)
Change in unrealized appreciation (depreciation)	(8,022)	(1,720)	(37,330)

Net gain (loss) on investments	(4,704)	(564)	(28,288)

Net increase (decrease) in net assets from operations	(4,609)	(296)	(28,187)

Contract owner transactions:
Variable annuity deposits	—	432	113
Terminations, withdrawals and annuity payments	(1,627)	—	(2,469)
Transfers between subaccounts, net	21	6,086	—
Maintenance charges and mortality adjustments	(75)	(75)	(45)

Increase (decrease) in net assets from contract transactions	(1,681)	6,443	(2,401)

Total increase (decrease) in net assets	(6,290)	6,147	(30,588)

Net assets as of December 31, 2022	$35,690	$34,221	$81,480

Investment income (loss):
Dividend distributions	635	1,416	1,340
Investment Expenses:
Mortality and expense risk and administrative charges	(435)	(364)	(138)

Net investment income (loss)	200	1,052	1,202

Increase (decrease) in net assets from operations:
Capital gain distributions	1,516	2,375	1,501
Realized capital gain (loss) on investments	(93)	(1,432)	(17,712)
Change in unrealized appreciation (depreciation)	1,362	(3,822)	18,027

Net gain (loss) on investments	2,785	(2,879)	1,816

Net increase (decrease) in net assets from operations	2,985	(1,827)	3,018

Contract owner transactions:
Variable annuity deposits	—	432	—
Terminations, withdrawals and annuity payments	(3,313)	(28)	(192)
Transfers between subaccounts, net	(3)	707	(84,281)
Maintenance charges and mortality adjustments	(70)	(87)	(25)

Increase (decrease) in net assets from contract transactions	(3,386)	1,024	(84,498)

Total increase (decrease) in net assets	(401)	(803)	(81,480)

Net assets as of December 31, 2023	$35,289	$33,418	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$33,348	$1,480,767	$1,148,136

Investment income (loss):
Dividend distributions	446	21,838	15,010
Investment Expenses:
Mortality and expense risk and administrative charges	(370)	(15,792)	(12,806)

Net investment income (loss)	76	6,046	2,204

Increase (decrease) in net assets from operations:
Capital gain distributions	1,053	59,465	34,760
Realized capital gain (loss) on investments	46	(2,165)	(3,667)
Change in unrealized appreciation (depreciation)	(5,923)	(267,048)	(179,456)

Net gain (loss) on investments	(4,824)	(209,748)	(148,363)

Net increase (decrease) in net assets from operations	(4,748)	(203,702)	(146,159)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(41,244)	(34,868)
Transfers between subaccounts, net	(1)	(38)	(143)
Maintenance charges and mortality adjustments	(139)	(3,525)	(2,841)

Increase (decrease) in net assets from contract transactions	(140)	(44,807)	(37,852)

Total increase (decrease) in net assets	(4,888)	(248,509)	(184,011)

Net assets as of December 31, 2022	$28,460	$1,232,258	$964,125

Investment income (loss):
Dividend distributions	377	18,602	17,540
Investment Expenses:
Mortality and expense risk and administrative charges	(297)	(11,659)	(9,896)

Net investment income (loss)	80	6,943	7,644

Increase (decrease) in net assets from operations:
Capital gain distributions	470	21,652	8,850
Realized capital gain (loss) on investments	825	(57,876)	(31,289)
Change in unrealized appreciation (depreciation)	2,215	150,696	71,929

Net gain (loss) on investments	3,510	114,472	49,490

Net increase (decrease) in net assets from operations	3,590	121,415	57,134

Contract owner transactions:
Variable annuity deposits	—	252,734	—
Terminations, withdrawals and annuity payments	(7,736)	(615,878)	(244,513)
Transfers between subaccounts, net	44	(10,555)	(268)
Maintenance charges and mortality adjustments	(108)	(2,993)	(2,391)

Increase (decrease) in net assets from contract transactions	(7,800)	(376,692)	(247,172)

Total increase (decrease) in net assets	(4,210)	(255,277)	(190,038)

Net assets as of December 31, 2023	$24,250	$976,981	$774,087

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2021	$559,097	$69,429	$341,520

Investment income (loss):
Dividend distributions	7,569	1,069	1,256
Investment Expenses:
Mortality and expense risk and administrative charges	(6,016)	(781)	(3,430)

Net investment income (loss)	1,553	288	(2,174)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,010	2,683	26,686
Realized capital gain (loss) on investments	717	(102)	4,677
Change in unrealized appreciation (depreciation)	(99,988)	(12,312)	(93,665)

Net gain (loss) on investments	(80,261)	(9,731)	(62,302)

Net increase (decrease) in net assets from operations	(78,708)	(9,443)	(64,476)

Contract owner transactions:
Variable annuity deposits	—	—	2,981
Terminations, withdrawals and annuity payments	(23,520)	(968)	(20,388)
Transfers between subaccounts, net	20	—	(884)
Maintenance charges and mortality adjustments	(1,533)	(233)	6,041

Increase (decrease) in net assets from contract transactions	(25,033)	(1,201)	(12,250)

Total increase (decrease) in net assets	(103,741)	(10,644)	(76,726)

Net assets as of December 31, 2022	$455,356	$58,785	$264,794

Investment income (loss):
Dividend distributions	4,659	1,057	991
Investment Expenses:
Mortality and expense risk and administrative charges	(4,012)	(488)	(3,406)

Net investment income (loss)	647	569	(2,415)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,032	491	4,676
Realized capital gain (loss) on investments	(8,046)	(5,103)	2,116
Change in unrealized appreciation (depreciation)	43,890	8,214	61,376

Net gain (loss) on investments	41,876	3,602	68,168

Net increase (decrease) in net assets from operations	42,523	4,171	65,753

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(223,982)	(31,157)	(11,529)
Transfers between subaccounts, net	(705)	20,044	(1,407)
Maintenance charges and mortality adjustments	(1,121)	(89)	(695)

Increase (decrease) in net assets from contract transactions	(225,808)	(11,202)	(13,631)

Total increase (decrease) in net assets	(183,285)	(7,031)	52,122

Net assets as of December 31, 2023	$272,071	$51,754	$316,916

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2021	$66,186	$140,854	$252,061

Investment income (loss):
Dividend distributions	4,539	65,306	8,456
Investment Expenses:
Mortality and expense risk and administrative charges	(413)	(2,299)	(758)

Net investment income (loss)	4,126	63,007	7,698

Increase (decrease) in net assets from operations:
Capital gain distributions	4,803	—	—
Realized capital gain (loss) on investments	(52)	(1,976)	(9,407)
Change in unrealized appreciation (depreciation)	(17,107)	(49,581)	(35,708)

Net gain (loss) on investments	(12,356)	(51,557)	(45,115)

Net increase (decrease) in net assets from operations	(8,230)	11,450	(37,417)

Contract owner transactions:
Variable annuity deposits	36	47	4,619
Terminations, withdrawals and annuity payments	(504)	(19,542)	(12,489)
Transfers between subaccounts, net	—	154,869	(39,443)
Maintenance charges and mortality adjustments	(120)	(756)	(210)

Increase (decrease) in net assets from contract transactions	(588)	134,618	(47,523)

Total increase (decrease) in net assets	(8,818)	146,068	(84,940)

Net assets as of December 31, 2022	$57,368	$286,922	$167,121

Investment income (loss):
Dividend distributions	1,506	47,325	10,811
Investment Expenses:
Mortality and expense risk and administrative charges	(386)	(2,026)	(765)

Net investment income (loss)	1,120	45,299	10,046

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,982)	(38,765)	(3,084)
Change in unrealized appreciation (depreciation)	4,344	(25,000)	14,920

Net gain (loss) on investments	2,362	(63,765)	11,836

Net increase (decrease) in net assets from operations	3,482	(18,466)	21,882

Contract owner transactions:
Variable annuity deposits	36	69,582	21,018
Terminations, withdrawals and annuity payments	(9,666)	(11,384)	(32,593)
Transfers between subaccounts, net	20	(124,522)	67,072
Maintenance charges and mortality adjustments	(102)	(602)	(195)

Increase (decrease) in net assets from contract transactions	(9,712)	(66,926)	55,302

Total increase (decrease) in net assets	(6,230)	(85,392)	77,184

Net assets as of December 31, 2023	$51,138	$201,530	$244,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2021	$26,482	$2,405	$84,436

Investment income (loss):
Dividend distributions	332	108	1,191
Investment Expenses:
Mortality and expense risk and administrative charges	(247)	(5)	(379)

Net investment income (loss)	85	103	812

Increase (decrease) in net assets from operations:
Capital gain distributions	351	—	—
Realized capital gain (loss) on investments	(64)	(4)	(8,066)
Change in unrealized appreciation (depreciation)	(3,550)	(353)	(12,185)

Net gain (loss) on investments	(3,263)	(357)	(20,251)

Net increase (decrease) in net assets from operations	(3,178)	(254)	(19,439)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(23)	(4,251)
Transfers between subaccounts, net	—	—	22,385
Maintenance charges and mortality adjustments	(48)	(12)	(60)

Increase (decrease) in net assets from contract transactions	(48)	(35)	18,074

Total increase (decrease) in net assets	(3,226)	(289)	(1,365)

Net assets as of December 31, 2022	$23,256	$2,116	$83,071

Investment income (loss):
Dividend distributions	500	122	2,053
Investment Expenses:
Mortality and expense risk and administrative charges	(240)	(6)	(368)

Net investment income (loss)	260	116	1,685

Increase (decrease) in net assets from operations:
Capital gain distributions	253	—	—
Realized capital gain (loss) on investments	(76)	(4)	(1,448)
Change in unrealized appreciation (depreciation)	509	136	5,596

Net gain (loss) on investments	686	132	4,148

Net increase (decrease) in net assets from operations	946	248	5,833

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(22)	(4,374)
Transfers between subaccounts, net	—	—	18,863
Maintenance charges and mortality adjustments	(47)	(12)	(62)

Increase (decrease) in net assets from contract transactions	(47)	(34)	14,427

Total increase (decrease) in net assets	899	214	20,260

Net assets as of December 31, 2023	$24,155	$2,330	$103,331

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative
Net assets as of December 31, 2021	$502,800	$302,647	$368,333

Investment income (loss):
Dividend distributions	5,255	4,650	23,469
Investment Expenses:
Mortality and expense risk and administrative charges	(5,131)	(2,915)	(4,722)

Net investment income (loss)	124	1,735	18,747

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(15,213)	(217)	(1,577)
Change in unrealized appreciation (depreciation)	(14,166)	(22,179)	(65,020)

Net gain (loss) on investments	(29,379)	(22,396)	(66,597)

Net increase (decrease) in net assets from operations	(29,255)	(20,661)	(47,850)

Contract owner transactions:
Variable annuity deposits	809	126	167
Terminations, withdrawals and annuity payments	(213,886)	(740)	(15,660)
Transfers between subaccounts, net	(54,374)	8,372	(4,338)
Maintenance charges and mortality adjustments	11,075	(498)	13,011

Increase (decrease) in net assets from contract transactions	(256,376)	7,260	(6,820)

Total increase (decrease) in net assets	(285,631)	(13,401)	(54,670)

Net assets as of December 31, 2022	$217,169	$289,246	$313,663

Investment income (loss):
Dividend distributions	15,894	9,665	8,934
Investment Expenses:
Mortality and expense risk and administrative charges	(6,083)	(2,765)	(4,128)

Net investment income (loss)	9,811	6,900	4,806

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,762)	(2,951)	(13,083)
Change in unrealized appreciation (depreciation)	13,405	6,488	13,353

Net gain (loss) on investments	3,643	3,537	270

Net increase (decrease) in net assets from operations	13,454	10,437	5,076

Contract owner transactions:
Variable annuity deposits	—	126	—
Terminations, withdrawals and annuity payments	(37,046)	(10,877)	(66,788)
Transfers between subaccounts, net	228,149	(9,308)	(7,716)
Maintenance charges and mortality adjustments	(3,110)	(417)	(832)

Increase (decrease) in net assets from contract transactions	187,993	(20,476)	(75,336)

Total increase (decrease) in net assets	201,447	(10,039)	(70,260)

Net assets as of December 31, 2023	$418,616	$279,207	$243,403

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2021	$162,768	$451,605	$1,766,227

Investment income (loss):
Dividend distributions	11,514	10,852	20,974
Investment Expenses:
Mortality and expense risk and administrative charges	(924)	(7,352)	(11,704)

Net investment income (loss)	10,590	3,500	9,270

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,512	—
Realized capital gain (loss) on investments	27	(12,823)	(58,609)
Change in unrealized appreciation (depreciation)	(32,676)	(8,604)	(102,134)

Net gain (loss) on investments	(32,649)	(19,915)	(160,743)

Net increase (decrease) in net assets from operations	(22,059)	(16,415)	(151,473)

Contract owner transactions:
Variable annuity deposits	110	20,910	(75)
Terminations, withdrawals and annuity payments	(1,581)	(19,791)	(274,940)
Transfers between subaccounts, net	20,992	88,949	(757,312)
Maintenance charges and mortality adjustments	(435)	(3,318)	10,978

Increase (decrease) in net assets from contract transactions	19,086	86,750	(1,021,349)

Total increase (decrease) in net assets	(2,973)	70,335	(1,172,822)

Net assets as of December 31, 2022	$159,795	$521,940	$593,405

Investment income (loss):
Dividend distributions	6,295	26,886	18,441
Investment Expenses:
Mortality and expense risk and administrative charges	(1,008)	(3,418)	(7,290)

Net investment income (loss)	5,287	23,468	11,151

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,038)	(586)	(57,228)
Change in unrealized appreciation (depreciation)	5,593	8,394	61,007

Net gain (loss) on investments	1,555	7,808	3,779

Net increase (decrease) in net assets from operations	6,842	31,276	14,930

Contract owner transactions:
Variable annuity deposits	133,812	—	—
Terminations, withdrawals and annuity payments	(42,739)	(4,065)	(206,000)
Transfers between subaccounts, net	3,586	134,514	(35,609)
Maintenance charges and mortality adjustments	(373)	(2,064)	(2,319)

Increase (decrease) in net assets from contract transactions	94,286	128,385	(243,928)

Total increase (decrease) in net assets	101,128	159,661	(228,998)

Net assets as of December 31, 2023	$260,923	$681,601	$364,407

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2021	$554,283	$395,225	$14,514

Investment income (loss):
Dividend distributions	12,446	7,504	207
Investment Expenses:
Mortality and expense risk and administrative charges	(4,799)	(2,556)	(167)

Net investment income (loss)	7,647	4,948	40

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,221	1,551
Realized capital gain (loss) on investments	(1,518)	(928)	(73)
Change in unrealized appreciation (depreciation)	(89,993)	(69,442)	(2,838)

Net gain (loss) on investments	(91,511)	(63,149)	(1,360)

Net increase (decrease) in net assets from operations	(83,864)	(58,201)	(1,320)

Contract owner transactions:
Variable annuity deposits	22,057	44	—
Terminations, withdrawals and annuity payments	(4,335)	(6,569)	—
Transfers between subaccounts, net	102	(7,489)	—
Maintenance charges and mortality adjustments	(837)	(762)	(25)

Increase (decrease) in net assets from contract transactions	16,987	(14,776)	(25)

Total increase (decrease) in net assets	(66,877)	(72,977)	(1,345)

Net assets as of December 31, 2022	$487,406	$322,248	$13,169

Investment income (loss):
Dividend distributions	16,703	9,450	221
Investment Expenses:
Mortality and expense risk and administrative charges	(4,601)	(2,266)	(166)

Net investment income (loss)	12,102	7,184	55

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	997
Realized capital gain (loss) on investments	(6,668)	(35,716)	(91)
Change in unrealized appreciation (depreciation)	18,144	38,536	(193)

Net gain (loss) on investments	11,476	2,820	713

Net increase (decrease) in net assets from operations	23,578	10,004	768

Contract owner transactions:
Variable annuity deposits	23,880	—	—
Terminations, withdrawals and annuity payments	(52,620)	(2,846)	—
Transfers between subaccounts, net	21,382	(164,823)	—
Maintenance charges and mortality adjustments	(951)	(688)	(27)

Increase (decrease) in net assets from contract transactions	(8,309)	(168,357)	(27)

Total increase (decrease) in net assets	15,269	(158,353)	741

Net assets as of December 31, 2023	$502,675	$163,895	$13,910

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Pioneer Real Estate Shares VCT (b)	Pioneer Strategic Income VCT	Putnam VT Income
Net assets as of December 31, 2021	$14,651	$147,139	$157,757

Investment income (loss):
Dividend distributions	183	3,341	7,567
Investment Expenses:
Mortality and expense risk and administrative charges	(144)	(1,466)	(338)

Net investment income (loss)	39	1,875	7,229

Increase (decrease) in net assets from operations:
Capital gain distributions	737	4,949	—
Realized capital gain (loss) on investments	(254)	(6,123)	(1,789)
Change in unrealized appreciation (depreciation)	(5,161)	(18,948)	(26,410)

Net gain (loss) on investments	(4,678)	(20,122)	(28,199)

Net increase (decrease) in net assets from operations	(4,639)	(18,247)	(20,970)

Contract owner transactions:
Variable annuity deposits	—	156	55
Terminations, withdrawals and annuity payments	(468)	(45,279)	(3,291)
Transfers between subaccounts, net	26	—	(7,180)
Maintenance charges and mortality adjustments	(22)	(228)	(31)

Increase (decrease) in net assets from contract transactions	(464)	(45,351)	(10,447)

Total increase (decrease) in net assets	(5,103)	(63,598)	(31,417)

Net assets as of December 31, 2022	$9,548	$83,541	$126,340

Investment income (loss):
Dividend distributions	45	3,021	7,200
Investment Expenses:
Mortality and expense risk and administrative charges	(38)	(1,050)	(207)

Net investment income (loss)	7	1,971	6,993

Increase (decrease) in net assets from operations:
Capital gain distributions	705	—	—
Realized capital gain (loss) on investments	(6,201)	(781)	(51,658)
Change in unrealized appreciation (depreciation)	5,371	4,258	43,857

Net gain (loss) on investments	(125)	3,477	(7,801)

Net increase (decrease) in net assets from operations	(118)	5,448	(808)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(746)	(2,873)	(348)
Transfers between subaccounts, net	(8,678)	6	(125,169)
Maintenance charges and mortality adjustments	(6)	(169)	(15)

Increase (decrease) in net assets from contract transactions	(9,430)	(3,036)	(125,532)

Total increase (decrease) in net assets	(9,548)	2,412	(126,340)

Net assets as of December 31, 2023	$—	$85,953	$—

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT Large Cap Growth Fund (a)	Putnam VT Large Cap Value	Putnam VT Multi- Asset Absolute Return (b)
Net assets as of December 31, 2021	$397,582	$572,924	$47,626

Investment income (loss):
Dividend distributions	—	7,860	674
Investment Expenses:
Mortality and expense risk and administrative charges	(3,447)	(3,791)	(120)

Net investment income (loss)	(3,447)	4,069	554

Increase (decrease) in net assets from operations:
Capital gain distributions	54,593	45,536	—
Realized capital gain (loss) on investments	(2,391)	15,084	(125)
Change in unrealized appreciation (depreciation)	(172,315)	(83,860)	(330)

Net gain (loss) on investments	(120,113)	(23,240)	(455)

Net increase (decrease) in net assets from operations	(123,560)	(19,171)	99

Contract owner transactions:
Variable annuity deposits	—	127	—
Terminations, withdrawals and annuity payments	(10,356)	(96,439)	(708)
Transfers between subaccounts, net	—	42,074	4,439
Maintenance charges and mortality adjustments	(1,333)	(904)	(96)

Increase (decrease) in net assets from contract transactions	(11,689)	(55,142)	3,635

Total increase (decrease) in net assets	(135,249)	(74,313)	3,734

Net assets as of December 31, 2022	$262,333	$498,611	$51,360

Investment income (loss):
Dividend distributions	—	10,474	2,469
Investment Expenses:
Mortality and expense risk and administrative charges	(3,646)	(3,283)	(37)

Net investment income (loss)	(3,646)	7,191	2,432

Increase (decrease) in net assets from operations:
Capital gain distributions	4,332	29,361	—
Realized capital gain (loss) on investments	973	1,791	(7,800)
Change in unrealized appreciation (depreciation)	110,343	36,412	6,049

Net gain (loss) on investments	115,648	67,564	(1,751)

Net increase (decrease) in net assets from operations	112,002	74,755	681

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(8,303)	(14,444)	(14,184)
Transfers between subaccounts, net	—	24,065	(37,834)
Maintenance charges and mortality adjustments	(1,257)	(880)	(23)

Increase (decrease) in net assets from contract transactions	(9,560)	8,771	(52,041)

Total increase (decrease) in net assets	102,442	83,526	(51,360)

Net assets as of December 31, 2023	$364,775	$582,137	$—

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT Small Cap Growth	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2021	$34,323	$88,658	$167,338

Investment income (loss):
Dividend distributions	—	1,123	772
Investment Expenses:
Mortality and expense risk and administrative charges	(328)	(924)	(1,525)

Net investment income (loss)	(328)	199	(753)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,128	—	2,558
Realized capital gain (loss) on investments	(31)	2,362	6,034
Change in unrealized appreciation (depreciation)	(14,782)	(17,971)	(24,905)

Net gain (loss) on investments	(9,685)	(15,609)	(16,313)

Net increase (decrease) in net assets from operations	(10,013)	(15,410)	(17,066)

Contract owner transactions:
Variable annuity deposits	—	—	(67)
Terminations, withdrawals and annuity payments	—	(1,239)	(2,559)
Transfers between subaccounts, net	—	(7,741)	(23,927)
Maintenance charges and mortality adjustments	(101)	(302)	4,643

Increase (decrease) in net assets from contract transactions	(101)	(9,282)	(21,910)

Total increase (decrease) in net assets	(10,114)	(24,692)	(38,976)

Net assets as of December 31, 2022	$24,209	$63,966	$128,362

Investment income (loss):
Dividend distributions	—	609	—
Investment Expenses:
Mortality and expense risk and administrative charges	(331)	(710)	(1,550)

Net investment income (loss)	(331)	(101)	(1,550)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(36)	76	1,196
Change in unrealized appreciation (depreciation)	5,588	940	10,697

Net gain (loss) on investments	5,552	1,016	11,893

Net increase (decrease) in net assets from operations	5,221	915	10,343

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,465)	(4,513)
Transfers between subaccounts, net	—	—	9,408
Maintenance charges and mortality adjustments	(105)	(233)	(419)

Increase (decrease) in net assets from contract transactions	(105)	(1,698)	4,476

Total increase (decrease) in net assets	5,116	(783)	14,819

Net assets as of December 31, 2023	$29,325	$63,183	$143,181

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2021	$335,148	$97,627	$65,800

Investment income (loss):
Dividend distributions	—	5,314	451
Investment Expenses:
Mortality and expense risk and administrative charges	(2,365)	(1,369)	(766)

Net investment income (loss)	(2,365)	3,945	(315)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,283	—	3,644
Realized capital gain (loss) on investments	(17,386)	12,999	229
Change in unrealized appreciation (depreciation)	(38,541)	4,766	(4,934)

Net gain (loss) on investments	(42,644)	17,765	(1,061)

Net increase (decrease) in net assets from operations	(45,009)	21,710	(1,376)

Contract owner transactions:
Variable annuity deposits	16	6	24
Terminations, withdrawals and annuity payments	(7,048)	(6,882)	(1,070)
Transfers between subaccounts, net	(109,751)	(20,227)	1,762
Maintenance charges and mortality adjustments	(730)	(710)	(156)

Increase (decrease) in net assets from contract transactions	(117,513)	(27,813)	560

Total increase (decrease) in net assets	(162,522)	(6,103)	(816)

Net assets as of December 31, 2022	$172,626	$91,524	$64,984

Investment income (loss):
Dividend distributions	—	5,929	906
Investment Expenses:
Mortality and expense risk and administrative charges	(2,109)	(814)	(731)

Net investment income (loss)	(2,109)	5,115	175

Increase (decrease) in net assets from operations:
Capital gain distributions	1,981	—	338
Realized capital gain (loss) on investments	(784)	5,671	406
Change in unrealized appreciation (depreciation)	9,620	(16,700)	(3,975)

Net gain (loss) on investments	10,817	(11,029)	(3,231)

Net increase (decrease) in net assets from operations	8,708	(5,914)	(3,056)

Contract owner transactions:
Variable annuity deposits	21,416	—	24
Terminations, withdrawals and annuity payments	(4,026)	(7,090)	(2,760)
Transfers between subaccounts, net	—	(29,027)	(1,425)
Maintenance charges and mortality adjustments	(633)	(375)	(164)

Increase (decrease) in net assets from contract transactions	16,757	(36,492)	(4,325)

Total increase (decrease) in net assets	25,465	(42,406)	(7,381)

Net assets as of December 31, 2023	$198,091	$49,118	$57,603

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Dow 2x Strategy (c)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2021	$134,123	$280,981	$63,976

Investment income (loss):
Dividend distributions	—	—	1,030
Investment Expenses:
Mortality and expense risk and administrative charges	(1,018)	(2,452)	(1,136)

Net investment income (loss)	(1,018)	(2,452)	(106)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,990	8,709	—
Realized capital gain (loss) on investments	8,727	10,069	2,020
Change in unrealized appreciation (depreciation)	(35,667)	(106,353)	28,370

Net gain (loss) on investments	(22,950)	(87,575)	30,390

Net increase (decrease) in net assets from operations	(23,968)	(90,027)	30,284

Contract owner transactions:
Variable annuity deposits	2,301	641	—
Terminations, withdrawals and annuity payments	(547)	(1,582)	(4,226)
Transfers between subaccounts, net	(34,013)	(21,188)	4,373
Maintenance charges and mortality adjustments	(227)	(985)	(369)

Increase (decrease) in net assets from contract transactions	(32,486)	(23,114)	(222)

Total increase (decrease) in net assets	(56,454)	(113,141)	30,062

Net assets as of December 31, 2022	$77,669	$167,840	$94,038

Investment income (loss):
Dividend distributions	238	—	4,772
Investment Expenses:
Mortality and expense risk and administrative charges	(987)	(2,314)	(1,202)

Net investment income (loss)	(749)	(2,314)	3,570

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,536	—
Realized capital gain (loss) on investments	237	16,736	2,184
Change in unrealized appreciation (depreciation)	17,218	59,301	(2,254)

Net gain (loss) on investments	17,455	80,573	(70)

Net increase (decrease) in net assets from operations	16,706	78,259	3,500

Contract owner transactions:
Variable annuity deposits	—	—	26,762
Terminations, withdrawals and annuity payments	(490)	(1,308)	(5,517)
Transfers between subaccounts, net	(1,124)	(30,024)	—
Maintenance charges and mortality adjustments	(219)	(960)	(377)

Increase (decrease) in net assets from contract transactions	(1,833)	(32,292)	20,868

Total increase (decrease) in net assets	14,873	45,967	24,368

Net assets as of December 31, 2023	$92,542	$213,807	$118,406

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (c)	Rydex VIF Financial Services
Net assets as of December 31, 2021	$18,111	$27	$30,796

Investment income (loss):
Dividend distributions	—	—	283
Investment Expenses:
Mortality and expense risk and administrative charges	(282)	—	(609)

Net investment income (loss)	(282)	—	(326)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,852
Realized capital gain (loss) on investments	(1,438)	—	(14)
Change in unrealized appreciation (depreciation)	8,914	(4)	(13,352)

Net gain (loss) on investments	7,476	(4)	(9,514)

Net increase (decrease) in net assets from operations	7,194	(4)	(9,840)

Contract owner transactions:
Variable annuity deposits	—	—	1,076
Terminations, withdrawals and annuity payments	(734)	—	(2,151)
Transfers between subaccounts, net	(2)	—	25,000
Maintenance charges and mortality adjustments	(83)	—	(248)

Increase (decrease) in net assets from contract transactions	(819)	—	23,677

Total increase (decrease) in net assets	6,375	(4)	13,837

Net assets as of December 31, 2022	$24,486	$23	$44,633

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(316)	—	(581)

Net investment income (loss)	(316)	—	(581)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(279)	—	(100)
Change in unrealized appreciation (depreciation)	1,334	4	6,202

Net gain (loss) on investments	1,055	4	6,102

Net increase (decrease) in net assets from operations	739	4	5,521

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(140)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(91)	—	(236)

Increase (decrease) in net assets from contract transactions	(231)	—	(236)

Total increase (decrease) in net assets	508	4	5,285

Net assets as of December 31, 2023	$24,994	$27	$49,918

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy (c)	Rydex VIF Health Care	Rydex VIF Internet
Net assets as of December 31, 2021	$13,116	$186,265	$211,502

Investment income (loss):
Dividend distributions	183	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(145)	(2,003)	(1,557)

Net investment income (loss)	38	(2,003)	(1,557)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,574	28,205
Realized capital gain (loss) on investments	(582)	754	(1,974)
Change in unrealized appreciation (depreciation)	(5,393)	(31,706)	(116,285)

Net gain (loss) on investments	(5,975)	(22,378)	(90,054)

Net increase (decrease) in net assets from operations	(5,937)	(24,381)	(91,611)

Contract owner transactions:
Variable annuity deposits	(465)	5	53
Terminations, withdrawals and annuity payments	(686)	(999)	(2,659)
Transfers between subaccounts, net	4	5	(17,109)
Maintenance charges and mortality adjustments	3,496	(775)	(628)

Increase (decrease) in net assets from contract transactions	2,349	(1,764)	(20,343)

Total increase (decrease) in net assets	(3,588)	(26,145)	(111,954)

Net assets as of December 31, 2022	$9,528	$160,120	$99,548

Investment income (loss):
Dividend distributions	275	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(1,896)	(1,483)

Net investment income (loss)	154	(1,896)	(1,483)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,948	—
Realized capital gain (loss) on investments	(542)	2,529	(988)
Change in unrealized appreciation (depreciation)	195	(1,144)	47,561

Net gain (loss) on investments	(347)	7,333	46,573

Net increase (decrease) in net assets from operations	(193)	5,437	45,090

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,120)	(9,575)	(1,205)
Transfers between subaccounts, net	11,478	15	—
Maintenance charges and mortality adjustments	(11)	(742)	(638)

Increase (decrease) in net assets from contract transactions	10,347	(10,302)	(1,843)

Total increase (decrease) in net assets	10,154	(4,865)	43,247

Net assets as of December 31, 2023	$19,682	$155,255	$142,795

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy (c)	Rydex VIF Inverse Mid-Cap Strategy
Net assets as of December 31, 2021	$—	$2,547	$—

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(42)	(3)

Net investment income (loss)	—	(42)	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	20	509	35
Change in unrealized appreciation (depreciation)	47	1,313	45

Net gain (loss) on investments	67	1,822	80

Net increase (decrease) in net assets from operations	67	1,780	77

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(633)	(10)
Transfers between subaccounts, net	833	5,483	1,724
Maintenance charges and mortality adjustments	—	(21)	(2)

Increase (decrease) in net assets from contract transactions	833	4,829	1,712

Total increase (decrease) in net assets	900	6,609	1,789

Net assets as of December 31, 2022	$900	$9,156	$1,789

Investment income (loss):
Dividend distributions	32	—	87
Investment Expenses:
Mortality and expense risk and administrative charges	(17)	(42)	(24)

Net investment income (loss)	15	(42)	63

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	29	442	(159)
Change in unrealized appreciation (depreciation)	(47)	15	(1,859)

Net gain (loss) on investments	(18)	457	(2,018)

Net increase (decrease) in net assets from operations	(3)	415	(1,955)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(49)	(87)	(53)
Transfers between subaccounts, net	(835)	(5,711)	13,732
Maintenance charges and mortality adjustments	(13)	(23)	(18)

Increase (decrease) in net assets from contract transactions	(897)	(5,821)	13,661

Total increase (decrease) in net assets	(900)	(5,406)	11,706

Net assets as of December 31, 2023	$—	$3,750	$13,495

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Inverse NASDAQ-100® Strategy	Rydex VIF Inverse Russell 2000® Strategy (c)	Rydex VIF Inverse S&P 500 Strategy (c)
Net assets as of December 31, 2021	$—	$494	$3,409

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(10)	(22)

Net investment income (loss)	(3)	(10)	(22)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	378	65	(1,761)
Change in unrealized appreciation (depreciation)	190	233	2,848

Net gain (loss) on investments	568	298	1,087

Net increase (decrease) in net assets from operations	565	288	1,065

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(10)	(10)	(33)
Transfers between subaccounts, net	1,290	1,618	13,865
Maintenance charges and mortality adjustments	(2)	(34)	(11)

Increase (decrease) in net assets from contract transactions	1,278	1,574	13,821

Total increase (decrease) in net assets	1,843	1,862	14,886

Net assets as of December 31, 2022	$1,843	$2,356	$18,295

Investment income (loss):
Dividend distributions	123	—	534
Investment Expenses:
Mortality and expense risk and administrative charges	(23)	(30)	(68)

Net investment income (loss)	100	(30)	466

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,856)	(43)	(6,241)
Change in unrealized appreciation (depreciation)	(1,768)	(2,501)	3,925

Net gain (loss) on investments	(3,624)	(2,544)	(2,316)

Net increase (decrease) in net assets from operations	(3,524)	(2,574)	(1,850)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(52)	(52)	(203)
Transfers between subaccounts, net	15,601	13,713	(12,855)
Maintenance charges and mortality adjustments	(18)	(49)	(28)

Increase (decrease) in net assets from contract transactions	15,531	13,612	(13,086)

Total increase (decrease) in net assets	12,007	11,038	(14,936)

Net assets as of December 31, 2023	$13,850	$13,394	$3,359

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Japan 2x Strategy (c)	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (c)
Net assets as of December 31, 2021	$69,784	$57,647	$84,735

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(588)	(579)	(776)

Net investment income (loss)	(588)	(579)	(776)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,343
Realized capital gain (loss) on investments	(185)	(52)	(353)
Change in unrealized appreciation (depreciation)	(29,695)	(15,769)	(23,602)

Net gain (loss) on investments	(29,880)	(15,821)	(19,612)

Net increase (decrease) in net assets from operations	(30,468)	(16,400)	(20,388)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(103)	—	(89)
Transfers between subaccounts, net	4	—	11
Maintenance charges and mortality adjustments	(148)	(132)	(184)

Increase (decrease) in net assets from contract transactions	(247)	(132)	(262)

Total increase (decrease) in net assets	(30,715)	(16,532)	(20,650)

Net assets as of December 31, 2022	$39,069	$41,115	$64,085

Investment income (loss):
Dividend distributions	22	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(578)	(587)	(747)

Net investment income (loss)	(556)	(587)	(747)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(160)	(28)	(3,275)
Change in unrealized appreciation (depreciation)	13,499	9,221	14,769

Net gain (loss) on investments	13,339	9,193	11,494

Net increase (decrease) in net assets from operations	12,783	8,606	10,747

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(103)	—	(10,516)
Transfers between subaccounts, net	—	—	(67)
Maintenance charges and mortality adjustments	(140)	(137)	(172)

Increase (decrease) in net assets from contract transactions	(243)	(137)	(10,755)

Total increase (decrease) in net assets	12,540	8,469	(8)

Net assets as of December 31, 2023	$51,609	$49,584	$64,077

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Money Market (b)	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (c)
Net assets as of December 31, 2021	$2,317,979	$464,911	$10,981

Investment income (loss):
Dividend distributions	25,976	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(34,448)	(2,056)	(201)

Net investment income (loss)	(8,472)	(2,056)	(201)

Increase (decrease) in net assets from operations:
Capital gain distributions	96	7,692	3,257
Realized capital gain (loss) on investments	—	17,648	(142)
Change in unrealized appreciation (depreciation)	1	(146,639)	(15,235)

Net gain (loss) on investments	97	(121,299)	(12,120)

Net increase (decrease) in net assets from operations	(8,375)	(123,355)	(12,321)

Contract owner transactions:
Variable annuity deposits	97,543	1,130	—
Terminations, withdrawals and annuity payments	(208,314)	(17,489)	(345)
Transfers between subaccounts, net	1,645,701	(162,537)	14,098
Maintenance charges and mortality adjustments	11,927	(694)	(123)

Increase (decrease) in net assets from contract transactions	1,546,857	(179,590)	13,630

Total increase (decrease) in net assets	1,538,482	(302,945)	1,309

Net assets as of December 31, 2022	$3,856,461	$161,966	$12,290

Investment income (loss):
Dividend distributions	133,857	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(39,037)	(1,807)	(209)

Net investment income (loss)	94,820	(1,807)	(209)

Increase (decrease) in net assets from operations:
Capital gain distributions	60	—	—
Realized capital gain (loss) on investments	—	4,611	(1,275)
Change in unrealized appreciation (depreciation)	(1)	82,292	11,890

Net gain (loss) on investments	59	86,903	10,615

Net increase (decrease) in net assets from operations	94,879	85,096	10,406

Contract owner transactions:
Variable annuity deposits	593,070	6	—
Terminations, withdrawals and annuity payments	(534,467)	(13,986)	(377)
Transfers between subaccounts, net	(876,869)	10,864	(14,254)
Maintenance charges and mortality adjustments	(12,288)	(658)	(156)

Increase (decrease) in net assets from contract transactions	(830,554)	(3,774)	(14,787)

Total increase (decrease) in net assets	(735,675)	81,322	(4,381)

Net assets as of December 31, 2023	$3,120,786	$243,288	$7,909

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Nova (c)	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2021	$47,681	$153,319	$102,900

Investment income (loss):
Dividend distributions	156	686	789
Investment Expenses:
Mortality and expense risk and administrative charges	(462)	(1,785)	(1,065)

Net investment income (loss)	(306)	(1,099)	(276)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,409	—	4,295
Realized capital gain (loss) on investments	568	99	1,777
Change in unrealized appreciation (depreciation)	(19,372)	(19,618)	(33,790)

Net gain (loss) on investments	(14,395)	(19,519)	(27,718)

Net increase (decrease) in net assets from operations	(14,701)	(20,618)	(27,994)

Contract owner transactions:
Variable annuity deposits	—	562	(373)
Terminations, withdrawals and annuity payments	(2,316)	(4,103)	(5,011)
Transfers between subaccounts, net	109	6,407	(3,008)
Maintenance charges and mortality adjustments	(193)	(581)	3,563

Increase (decrease) in net assets from contract transactions	(2,400)	2,285	(4,829)

Total increase (decrease) in net assets	(17,101)	(18,333)	(32,823)

Net assets as of December 31, 2022	$30,580	$134,986	$70,077

Investment income (loss):
Dividend distributions	—	467	904
Investment Expenses:
Mortality and expense risk and administrative charges	(428)	(1,711)	(878)

Net investment income (loss)	(428)	(1,244)	26

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,722
Realized capital gain (loss) on investments	922	(1,209)	(603)
Change in unrealized appreciation (depreciation)	8,914	4,051	3,595

Net gain (loss) on investments	9,836	2,842	5,714

Net increase (decrease) in net assets from operations	9,408	1,598	5,740

Contract owner transactions:
Variable annuity deposits	—	564	—
Terminations, withdrawals and annuity payments	(6,141)	(2,031)	(4,408)
Transfers between subaccounts, net	1,656	(4)	257
Maintenance charges and mortality adjustments	(174)	(580)	(293)

Increase (decrease) in net assets from contract transactions	(4,659)	(2,051)	(4,444)

Total increase (decrease) in net assets	4,749	(453)	1,296

Net assets as of December 31, 2023	$35,329	$134,533	$71,373

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy (c)	Rydex VIF Russell 2000® 2x Strategy (c)
Net assets as of December 31, 2021	$71,695	$596	$365

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(550)	(5)	(3)

Net investment income (loss)	(550)	(5)	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,344	—	—
Realized capital gain (loss) on investments	369	(51)	(2)
Change in unrealized appreciation (depreciation)	(20,560)	(141)	(155)

Net gain (loss) on investments	(18,847)	(192)	(157)

Net increase (decrease) in net assets from operations	(19,397)	(197)	(160)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,285)	(69)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(162)	(2)	(1)

Increase (decrease) in net assets from contract transactions	(2,447)	(71)	(1)

Total increase (decrease) in net assets	(21,844)	(268)	(161)

Net assets as of December 31, 2022	$49,851	$328	$204

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(530)	(4)	(2)

Net investment income (loss)	(530)	(4)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	913	(53)	(2)
Change in unrealized appreciation (depreciation)	7,193	108	46

Net gain (loss) on investments	8,106	55	44

Net increase (decrease) in net assets from operations	7,576	51	42

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,800)	(65)	—
Transfers between subaccounts, net	—	—	(1)
Maintenance charges and mortality adjustments	(155)	(1)	(1)

Increase (decrease) in net assets from contract transactions	(3,955)	(66)	(2)

Total increase (decrease) in net assets	3,621	(15)	40

Net assets as of December 31, 2023	$53,472	$313	$244

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF S&P 500 2x Strategy (c)	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2021	$242,629	$265,263	$706,320

Investment income (loss):
Dividend distributions	—	—	5,774
Investment Expenses:
Mortality and expense risk and administrative charges	(2,166)	(1,971)	(5,700)

Net investment income (loss)	(2,166)	(1,971)	74

Increase (decrease) in net assets from operations:
Capital gain distributions	34,038	24,281	61,605
Realized capital gain (loss) on investments	790	5,420	40,182
Change in unrealized appreciation (depreciation)	(130,306)	(94,289)	(121,086)

Net gain (loss) on investments	(95,478)	(64,588)	(19,299)

Net increase (decrease) in net assets from operations	(97,644)	(66,559)	(19,225)

Contract owner transactions:
Variable annuity deposits	—	537	2,403
Terminations, withdrawals and annuity payments	(8)	(25,919)	(68,501)
Transfers between subaccounts, net	(1,368)	(42,018)	(37,973)
Maintenance charges and mortality adjustments	(694)	1,786	2,903

Increase (decrease) in net assets from contract transactions	(2,070)	(65,614)	(101,168)

Total increase (decrease) in net assets	(99,714)	(132,173)	(120,393)

Net assets as of December 31, 2022	$142,915	$133,090	$585,927

Investment income (loss):
Dividend distributions	143	—	8,049
Investment Expenses:
Mortality and expense risk and administrative charges	(2,146)	(1,699)	(4,653)

Net investment income (loss)	(2,003)	(1,699)	3,396

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1	(4,695)	9,923
Change in unrealized appreciation (depreciation)	63,997	13,224	12,672

Net gain (loss) on investments	63,998	8,529	22,595

Net increase (decrease) in net assets from operations	61,995	6,830	25,991

Contract owner transactions:
Variable annuity deposits	—	720	—
Terminations, withdrawals and annuity payments	—	(2,512)	(35,586)
Transfers between subaccounts, net	1,093	1,981	(36,024)
Maintenance charges and mortality adjustments	(725)	(621)	(2,398)

Increase (decrease) in net assets from contract transactions	368	(432)	(74,008)

Total increase (decrease) in net assets	62,363	6,398	(48,017)

Net assets as of December 31, 2023	$205,278	$139,488	$537,910

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2021	$183,320	$186,870	$40,384

Investment income (loss):
Dividend distributions	—	1,784	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,416)	(1,691)	(413)

Net investment income (loss)	(1,416)	93	(413)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,903	35,422	5,403
Realized capital gain (loss) on investments	(2,790)	1,153	(1,429)
Change in unrealized appreciation (depreciation)	(65,421)	(47,649)	(16,037)

Net gain (loss) on investments	(40,308)	(11,074)	(12,063)

Net increase (decrease) in net assets from operations	(41,724)	(10,981)	(12,476)

Contract owner transactions:
Variable annuity deposits	127	(41)	360
Terminations, withdrawals and annuity payments	(8,326)	(5,609)	(598)
Transfers between subaccounts, net	322	(558)	487
Maintenance charges and mortality adjustments	(375)	2,013	(78)

Increase (decrease) in net assets from contract transactions	(8,252)	(4,195)	171

Total increase (decrease) in net assets	(49,976)	(15,176)	(12,305)

Net assets as of December 31, 2022	$133,344	$171,694	$28,079

Investment income (loss):
Dividend distributions	—	—	26
Investment Expenses:
Mortality and expense risk and administrative charges	(1,399)	(1,875)	(382)

Net investment income (loss)	(1,399)	(1,875)	(356)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,300)	(547)	(92)
Change in unrealized appreciation (depreciation)	21,395	45,543	4,947

Net gain (loss) on investments	19,095	44,996	4,855

Net increase (decrease) in net assets from operations	17,696	43,121	4,499

Contract owner transactions:
Variable annuity deposits	120	120	360
Terminations, withdrawals and annuity payments	(7,897)	(10,356)	(114)
Transfers between subaccounts, net	9,590	(6,007)	—
Maintenance charges and mortality adjustments	(353)	(699)	(75)

Increase (decrease) in net assets from contract transactions	1,460	(16,942)	171

Total increase (decrease) in net assets	19,156	26,179	4,670

Net assets as of December 31, 2023	$152,500	$197,873	$32,749

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy (c)	Rydex VIF Technology
Net assets as of December 31, 2021	$54,090	$2,370	$1,244,708

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(685)	(290)	(17,622)

Net investment income (loss)	(685)	(290)	(17,622)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,253	—	113,333
Realized capital gain (loss) on investments	2,326	3,079	(67,547)
Change in unrealized appreciation (depreciation)	(14,385)	31	(583,862)

Net gain (loss) on investments	(4,806)	3,110	(538,076)

Net increase (decrease) in net assets from operations	(5,491)	2,820	(555,698)

Contract owner transactions:
Variable annuity deposits	578	—	5,569
Terminations, withdrawals and annuity payments	(576)	(3,053)	(55,550)
Transfers between subaccounts, net	604	28,222	1,751,627
Maintenance charges and mortality adjustments	2,857	(24)	(7,644)

Increase (decrease) in net assets from contract transactions	3,463	25,145	1,694,002

Total increase (decrease) in net assets	(2,028)	27,965	1,138,304

Net assets as of December 31, 2022	$52,062	$30,335	$2,383,012

Investment income (loss):
Dividend distributions	—	5	—
Investment Expenses:
Mortality and expense risk and administrative charges	(719)	(156)	(35,859)

Net investment income (loss)	(719)	(151)	(35,859)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	43,868
Realized capital gain (loss) on investments	1,109	857	(1,281)
Change in unrealized appreciation (depreciation)	8,690	(44)	1,067,748

Net gain (loss) on investments	9,799	813	1,110,335

Net increase (decrease) in net assets from operations	9,080	662	1,074,476

Contract owner transactions:
Variable annuity deposits	840	—	—
Terminations, withdrawals and annuity payments	(564)	(2,652)	(13,139)
Transfers between subaccounts, net	517	(13,675)	(126,590)
Maintenance charges and mortality adjustments	(60)	(30)	(15,900)

Increase (decrease) in net assets from contract transactions	733	(16,357)	(155,629)

Total increase (decrease) in net assets	9,813	(15,695)	918,847

Net assets as of December 31, 2023	$61,875	$14,640	$3,301,859

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Transportation	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy (c)
Net assets as of December 31, 2021	$40,788	$93,607	$—

Investment income (loss):
Dividend distributions	—	1,115	—
Investment Expenses:
Mortality and expense risk and administrative charges	(407)	(964)	—

Net investment income (loss)	(407)	151	—

Increase (decrease) in net assets from operations:
Capital gain distributions	3,630	895	—
Realized capital gain (loss) on investments	(19)	2,339	—
Change in unrealized appreciation (depreciation)	(17,768)	(2,141)	(2)

Net gain (loss) on investments	(14,157)	1,093	(2)

Net increase (decrease) in net assets from operations	(14,564)	1,244	(2)

Contract owner transactions:
Variable annuity deposits	10	—	—
Terminations, withdrawals and annuity payments	(234)	(14,930)	—
Transfers between subaccounts, net	—	31,137	(37)
Maintenance charges and mortality adjustments	(74)	(431)	155

Increase (decrease) in net assets from contract transactions	(298)	15,776	118

Total increase (decrease) in net assets	(14,862)	17,020	116

Net assets as of December 31, 2022	$25,926	$110,627	$116

Investment income (loss):
Dividend distributions	—	1,642	11
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(842)	(93)

Net investment income (loss)	(382)	800	(82)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(104)	1,188	1,467
Change in unrealized appreciation (depreciation)	6,407	(11,033)	5

Net gain (loss) on investments	6,303	(9,845)	1,472

Net increase (decrease) in net assets from operations	5,921	(9,045)	1,390

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(117)	(3,586)	(426)
Transfers between subaccounts, net	—	(18,627)	(953)
Maintenance charges and mortality adjustments	(72)	(390)	(13)

Increase (decrease) in net assets from contract transactions	(189)	(22,603)	(1,392)

Total increase (decrease) in net assets	5,732	(31,648)	(2)

Net assets as of December 31, 2023	$31,658	$78,979	$114

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Net assets as of December 31, 2021	$2,653,543	$592,444	$384,258

Investment income (loss):
Dividend distributions	—	10,375	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,404)	(2,831)	(2,778)

Net investment income (loss)	(7,404)	7,544	(2,778)

Increase (decrease) in net assets from operations:
Capital gain distributions	35,671	30,799	5,631
Realized capital gain (loss) on investments	(127,741)	(914)	566
Change in unrealized appreciation (depreciation)	(600,195)	(70,688)	(55,421)

Net gain (loss) on investments	(692,265)	(40,803)	(49,224)

Net increase (decrease) in net assets from operations	(699,669)	(33,259)	(52,002)

Contract owner transactions:
Variable annuity deposits	35,551	26,837	—
Terminations, withdrawals and annuity payments	(37,429)	(62,208)	(1,767)
Transfers between subaccounts, net	(1,311,977)	69,271	4,201
Maintenance charges and mortality adjustments	(2,122)	(947)	(1,087)

Increase (decrease) in net assets from contract transactions	(1,315,977)	32,953	1,347

Total increase (decrease) in net assets	(2,015,646)	(306)	(50,655)

Net assets as of December 31, 2022	$637,897	$592,138	$333,603

Investment income (loss):
Dividend distributions	—	6,471	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,508)	(2,338)	(2,482)

Net investment income (loss)	(4,508)	4,133	(2,482)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,028	10,736
Realized capital gain (loss) on investments	(3,796)	(12,388)	8,026
Change in unrealized appreciation (depreciation)	288,964	11,937	(11,125)

Net gain (loss) on investments	285,168	6,577	7,637

Net increase (decrease) in net assets from operations	280,660	10,710	5,155

Contract owner transactions:
Variable annuity deposits	44,454	—	—
Terminations, withdrawals and annuity payments	(214,829)	(138,321)	(18,588)
Transfers between subaccounts, net	11,527	(294,725)	(28,967)
Maintenance charges and mortality adjustments	(1,432)	(768)	(1,025)

Increase (decrease) in net assets from contract transactions	(160,280)	(433,814)	(48,580)

Total increase (decrease) in net assets	120,380	(423,104)	(43,425)

Net assets as of December 31, 2023	$758,277	$169,034	$290,178

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2021	$63,544	$456,969	$583,009

Investment income (loss):
Dividend distributions	1,033	7,385	16,106
Investment Expenses:
Mortality and expense risk and administrative charges	(598)	(2,831)	(4,233)

Net investment income (loss)	435	4,554	11,873

Increase (decrease) in net assets from operations:
Capital gain distributions	95	21,338	—
Realized capital gain (loss) on investments	(22)	(22,928)	(3,799)
Change in unrealized appreciation (depreciation)	(4,138)	(87,930)	(57,267)

Net gain (loss) on investments	(4,065)	(89,520)	(61,066)

Net increase (decrease) in net assets from operations	(3,630)	(84,966)	(49,193)

Contract owner transactions:
Variable annuity deposits	95	(782)	494
Terminations, withdrawals and annuity payments	—	(24,517)	(19,373)
Transfers between subaccounts, net	—	(104,611)	178
Maintenance charges and mortality adjustments	(120)	2,852	(1,670)

Increase (decrease) in net assets from contract transactions	(25)	(127,058)	(20,371)

Total increase (decrease) in net assets	(3,655)	(212,024)	(69,564)

Net assets as of December 31, 2022	$59,889	$244,945	$513,445

Investment income (loss):
Dividend distributions	2,177	5,064	17,024
Investment Expenses:
Mortality and expense risk and administrative charges	(615)	(2,237)	(3,602)

Net investment income (loss)	1,562	2,827	13,422

Increase (decrease) in net assets from operations:
Capital gain distributions	—	184	—
Realized capital gain (loss) on investments	(83)	(24,881)	(25,214)
Change in unrealized appreciation (depreciation)	1,707	56,941	79,068

Net gain (loss) on investments	1,624	32,244	53,854

Net increase (decrease) in net assets from operations	3,186	35,071	67,276

Contract owner transactions:
Variable annuity deposits	16,551	15,891	360
Terminations, withdrawals and annuity payments	(17,402)	(36,776)	(115,855)
Transfers between subaccounts, net	37,520	150,463	(276,933)
Maintenance charges and mortality adjustments	(123)	(992)	(1,343)

Increase (decrease) in net assets from contract transactions	36,546	128,586	(393,771)

Total increase (decrease) in net assets	39,732	163,657	(326,495)

Net assets as of December 31, 2023	$99,621	$408,602	$186,950

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Templeton Global Bond VIP Fund	VanEck VIP Global Gold	VanEck VIP Global Resources
Net assets as of December 31, 2021	$204,921	$12,051	$92,866

Investment income (loss):
Dividend distributions	—	—	1,477
Investment Expenses:
Mortality and expense risk and administrative charges	(1,218)	(134)	(343)

Net investment income (loss)	(1,218)	(134)	1,134

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,662)	(60)	257
Change in unrealized appreciation (depreciation)	(4,848)	(1,546)	5,786

Net gain (loss) on investments	(9,510)	(1,606)	6,043

Net increase (decrease) in net assets from operations	(10,728)	(1,740)	7,177

Contract owner transactions:
Variable annuity deposits	8,064	—	88
Terminations, withdrawals and annuity payments	(14,416)	—	(4,938)
Transfers between subaccounts, net	(11,180)	—	—
Maintenance charges and mortality adjustments	(265)	(21)	(82)

Increase (decrease) in net assets from contract transactions	(17,797)	(21)	(4,932)

Total increase (decrease) in net assets	(28,525)	(1,761)	2,245

Net assets as of December 31, 2022	$176,396	$10,290	$95,111

Investment income (loss):
Dividend distributions	—	—	2,406
Investment Expenses:
Mortality and expense risk and administrative charges	(1,081)	(135)	(249)

Net investment income (loss)	(1,081)	(135)	2,157

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(28,587)	(56)	(2,914)
Change in unrealized appreciation (depreciation)	28,738	1,120	(3,778)

Net gain (loss) on investments	151	1,064	(6,692)

Net increase (decrease) in net assets from operations	(930)	929	(4,535)

Contract owner transactions:
Variable annuity deposits	840	—	—
Terminations, withdrawals and annuity payments	(7,788)	—	(431)
Transfers between subaccounts, net	(80,935)	—	(81,022)
Maintenance charges and mortality adjustments	(214)	(22)	(50)

Increase (decrease) in net assets from contract transactions	(88,097)	(22)	(81,503)

Total increase (decrease) in net assets	(89,027)	907	(86,038)

Net assets as of December 31, 2023	$87,369	$11,197	$9,073

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation
Net assets as of December 31, 2021	$281,191	$70,943	$180,320

Investment income (loss):
Dividend distributions	4,723	543	4,010
Investment Expenses:
Mortality and expense risk and administrative charges	(2,843)	(724)	(2,635)

Net investment income (loss)	1,880	(181)	1,375

Increase (decrease) in net assets from operations:
Capital gain distributions	23,660	5,872	7,044
Realized capital gain (loss) on investments	994	(1,007)	(117)
Change in unrealized appreciation (depreciation)	(69,267)	(14,796)	(37,904)

Net gain (loss) on investments	(44,613)	(9,931)	(30,977)

Net increase (decrease) in net assets from operations	(42,733)	(10,112)	(29,602)

Contract owner transactions:
Variable annuity deposits	45	—	41,714
Terminations, withdrawals and annuity payments	(3,633)	(20,000)	(5,982)
Transfers between subaccounts, net	(2)	(10,318)	57
Maintenance charges and mortality adjustments	(483)	(121)	(238)

Increase (decrease) in net assets from contract transactions	(4,073)	(30,439)	35,551

Total increase (decrease) in net assets	(46,806)	(40,551)	5,949

Net assets as of December 31, 2022	$234,385	$30,392	$186,269

Investment income (loss):
Dividend distributions	4,975	356	3,768
Investment Expenses:
Mortality and expense risk and administrative charges	(2,831)	(669)	(2,692)

Net investment income (loss)	2,144	(313)	1,076

Increase (decrease) in net assets from operations:
Capital gain distributions	9,641	1,716	4,876
Realized capital gain (loss) on investments	(91)	4	(167)
Change in unrealized appreciation (depreciation)	18,507	10,653	14,611

Net gain (loss) on investments	28,057	12,373	19,320

Net increase (decrease) in net assets from operations	30,201	12,060	20,396

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,377)	—	—
Transfers between subaccounts, net	—	33,339	—
Maintenance charges and mortality adjustments	(487)	(69)	(405)

Increase (decrease) in net assets from contract transactions	(3,864)	33,270	(405)

Total increase (decrease) in net assets	26,337	45,330	19,991

Net assets as of December 31, 2023	$260,722	$75,722	$206,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index
Net assets as of December 31, 2021	$148,092	$707,598	$877,885

Investment income (loss):
Dividend distributions	1,722	17,338	10,508
Investment Expenses:
Mortality and expense risk and administrative charges	(1,920)	(9,673)	(4,238)

Net investment income (loss)	(198)	7,665	6,270

Increase (decrease) in net assets from operations:
Capital gain distributions	13,622	73,711	35,138
Realized capital gain (loss) on investments	(182)	1,809	4,552
Change in unrealized appreciation (depreciation)	(34,305)	(98,604)	(215,993)

Net gain (loss) on investments	(20,865)	(23,084)	(176,303)

Net increase (decrease) in net assets from operations	(21,063)	(15,419)	(170,033)

Contract owner transactions:
Variable annuity deposits	—	20,970	36,169
Terminations, withdrawals and annuity payments	(225)	(10,189)	(10,735)
Transfers between subaccounts, net	18,936	421	35,155
Maintenance charges and mortality adjustments	(296)	(1,703)	(1,121)

Increase (decrease) in net assets from contract transactions	18,415	9,499	59,468

Total increase (decrease) in net assets	(2,648)	(5,920)	(110,565)

Net assets as of December 31, 2022	$145,444	$701,678	$767,320

Investment income (loss):
Dividend distributions	2,016	18,586	11,934
Investment Expenses:
Mortality and expense risk and administrative charges	(2,346)	(9,685)	(5,317)

Net investment income (loss)	(330)	8,901	6,617

Increase (decrease) in net assets from operations:
Capital gain distributions	7,664	36,337	26,432
Realized capital gain (loss) on investments	(1,228)	231	1,556
Change in unrealized appreciation (depreciation)	76,152	38	254,372

Net gain (loss) on investments	82,588	36,606	282,360

Net increase (decrease) in net assets from operations	82,258	45,507	288,977

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,381)	(10,102)	(15,914)
Transfers between subaccounts, net	612,904	—	1,011,211
Maintenance charges and mortality adjustments	(440)	(1,752)	(1,582)

Increase (decrease) in net assets from contract transactions	597,083	(11,854)	993,715

Total increase (decrease) in net assets	679,341	33,653	1,282,692

Net assets as of December 31, 2023	$824,785	$735,331	$2,050,012

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond
Net assets as of December 31, 2021	$9,885	$279,307	$190,749

Investment income (loss):
Dividend distributions	245	—	8,761
Investment Expenses:
Mortality and expense risk and administrative charges	(147)	(3,454)	(1,764)

Net investment income (loss)	98	(3,454)	6,997

Increase (decrease) in net assets from operations:
Capital gain distributions	91	71,665	—
Realized capital gain (loss) on investments	(23)	(1,442)	(1,309)
Change in unrealized appreciation (depreciation)	(1,604)	(162,322)	(25,349)

Net gain (loss) on investments	(1,536)	(92,099)	(26,658)

Net increase (decrease) in net assets from operations	(1,438)	(95,553)	(19,661)

Contract owner transactions:
Variable annuity deposits	—	—	911
Terminations, withdrawals and annuity payments	—	(5,019)	—
Transfers between subaccounts, net	—	—	(8,229)
Maintenance charges and mortality adjustments	(18)	(209)	(418)

Increase (decrease) in net assets from contract transactions	(18)	(5,228)	(7,736)

Total increase (decrease) in net assets	(1,456)	(100,781)	(27,397)

Net assets as of December 31, 2022	$8,429	$178,526	$163,352

Investment income (loss):
Dividend distributions	164	502	8,338
Investment Expenses:
Mortality and expense risk and administrative charges	(141)	(3,485)	(1,779)

Net investment income (loss)	23	(2,983)	6,559

Increase (decrease) in net assets from operations:
Capital gain distributions	14	—	—
Realized capital gain (loss) on investments	(30)	(1,631)	(213)
Change in unrealized appreciation (depreciation)	395	71,325	10,778

Net gain (loss) on investments	379	69,694	10,565

Net increase (decrease) in net assets from operations	402	66,711	17,124

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(5,122)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(17)	(221)	(433)

Increase (decrease) in net assets from contract transactions	(17)	(5,343)	(433)

Total increase (decrease) in net assets	385	61,368	16,691

Net assets as of December 31, 2023	$8,814	$239,894	$180,043

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation
Net assets as of December 31, 2021	$560,067	$709,214	$1,399,817

Investment income (loss):
Dividend distributions	5,289	6,748	29,751
Investment Expenses:
Mortality and expense risk and administrative charges	(3,721)	(3,694)	(5,152)

Net investment income (loss)	1,568	3,054	24,599

Increase (decrease) in net assets from operations:
Capital gain distributions	78,412	64,019	55,434
Realized capital gain (loss) on investments	(4,510)	(2,618)	(2,359)
Change in unrealized appreciation (depreciation)	(243,554)	(202,551)	(307,955)

Net gain (loss) on investments	(169,652)	(141,150)	(254,880)

Net increase (decrease) in net assets from operations	(168,084)	(138,096)	(230,281)

Contract owner transactions:
Variable annuity deposits	20,668	2,551	57,520
Terminations, withdrawals and annuity payments	(11,276)	(10,684)	(11,431)
Transfers between subaccounts, net	(32,955)	(24,969)	—
Maintenance charges and mortality adjustments	(605)	(563)	(541)

Increase (decrease) in net assets from contract transactions	(24,168)	(33,665)	45,548

Total increase (decrease) in net assets	(192,252)	(171,761)	(184,733)

Net assets as of December 31, 2022	$367,815	$537,453	$1,215,084

Investment income (loss):
Dividend distributions	6,009	7,720	39,998
Investment Expenses:
Mortality and expense risk and administrative charges	(3,638)	(3,621)	(6,761)

Net investment income (loss)	2,371	4,099	33,237

Increase (decrease) in net assets from operations:
Capital gain distributions	12,958	9,688	63,751
Realized capital gain (loss) on investments	(3,656)	(7,447)	(42,901)
Change in unrealized appreciation (depreciation)	63,446	73,234	203,881

Net gain (loss) on investments	72,748	75,475	224,731

Net increase (decrease) in net assets from operations	75,119	79,574	257,968

Contract owner transactions:
Variable annuity deposits	—	272,735	1,337,076
Terminations, withdrawals and annuity payments	(10,719)	(156,418)	(725,747)
Transfers between subaccounts, net	314,719	(173,173)	7,227
Maintenance charges and mortality adjustments	(704)	(531)	(605)

Increase (decrease) in net assets from contract transactions	303,296	(57,387)	617,951

Total increase (decrease) in net assets	378,415	22,187	875,919

Net assets as of December 31, 2023	$746,230	$559,640	$2,091,003

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth (c)
Net assets as of December 31, 2021	$143,170	$336,499	$79,926

Investment income (loss):
Dividend distributions	1,120	12,304	170
Investment Expenses:
Mortality and expense risk and administrative charges	(676)	(7,536)	(890)

Net investment income (loss)	444	4,768	(720)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,529	5,873	18,189
Realized capital gain (loss) on investments	7,441	(33,792)	(352)
Change in unrealized appreciation (depreciation)	(36,119)	(26,406)	(38,166)

Net gain (loss) on investments	(26,149)	(54,325)	(20,329)

Net increase (decrease) in net assets from operations	(25,705)	(49,557)	(21,049)

Contract owner transactions:
Variable annuity deposits	—	10,350	—
Terminations, withdrawals and annuity payments	(147)	(11,525)	(158)
Transfers between subaccounts, net	(65,582)	87,633	—
Maintenance charges and mortality adjustments	(104)	(1,995)	(304)

Increase (decrease) in net assets from contract transactions	(65,833)	84,463	(462)

Total increase (decrease) in net assets	(91,538)	34,906	(21,511)

Net assets as of December 31, 2022	$51,632	$371,405	$58,415

Investment income (loss):
Dividend distributions	1,276	7,569	256
Investment Expenses:
Mortality and expense risk and administrative charges	(590)	(3,917)	(879)

Net investment income (loss)	686	3,652	(623)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,407	—	—
Realized capital gain (loss) on investments	(254)	(3,350)	(424)
Change in unrealized appreciation (depreciation)	7,618	29,345	11,516

Net gain (loss) on investments	9,771	25,995	11,092

Net increase (decrease) in net assets from operations	10,457	29,647	10,469

Contract owner transactions:
Variable annuity deposits	32,115	—	—
Terminations, withdrawals and annuity payments	(1,166)	(14,406)	(150)
Transfers between subaccounts, net	—	274,597	—
Maintenance charges and mortality adjustments	(101)	(709)	(311)

Increase (decrease) in net assets from contract transactions	30,848	259,482	(461)

Total increase (decrease) in net assets	41,305	289,129	10,008

Net assets as of December 31, 2023	$92,937	$660,534	$68,423

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index
Net assets as of December 31, 2021	$1,207,992	$147,460	$700,754

Investment income (loss):
Dividend distributions	22,257	3,939	6,798
Investment Expenses:
Mortality and expense risk and administrative charges	(9,805)	(1,595)	(7,086)

Net investment income (loss)	12,452	2,344	(288)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,898	4,124	36,416
Realized capital gain (loss) on investments	(21,273)	(3,128)	26,408
Change in unrealized appreciation (depreciation)	(176,886)	(28,663)	(197,432)

Net gain (loss) on investments	(190,261)	(27,667)	(134,608)

Net increase (decrease) in net assets from operations	(177,809)	(25,323)	(134,896)

Contract owner transactions:
Variable annuity deposits	5,167	1,640	41,714
Terminations, withdrawals and annuity payments	(38,384)	(1,135)	(27,447)
Transfers between subaccounts, net	57,007	(14,438)	(85,703)
Maintenance charges and mortality adjustments	(1,338)	(211)	(988)

Increase (decrease) in net assets from contract transactions	22,452	(14,144)	(72,424)

Total increase (decrease) in net assets	(155,357)	(39,467)	(207,320)

Net assets as of December 31, 2022	$1,052,635	$107,993	$493,434

Investment income (loss):
Dividend distributions	25,139	3,295	6,167
Investment Expenses:
Mortality and expense risk and administrative charges	(11,617)	(1,731)	(8,440)

Net investment income (loss)	13,522	1,564	(2,273)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,380	30,058
Realized capital gain (loss) on investments	(21,078)	(83)	5,019
Change in unrealized appreciation (depreciation)	78,594	17,751	239,924

Net gain (loss) on investments	57,516	19,048	275,001

Net increase (decrease) in net assets from operations	71,038	20,612	272,728

Contract owner transactions:
Variable annuity deposits	1,948,110	64,230	952,018
Terminations, withdrawals and annuity payments	(469,719)	(3,245)	(58,878)
Transfers between subaccounts, net	11,275	—	3,705
Maintenance charges and mortality adjustments	(1,235)	(225)	(1,212)

Increase (decrease) in net assets from contract transactions	1,488,431	60,760	895,633

Total increase (decrease) in net assets	1,559,469	81,372	1,168,361

Net assets as of December 31, 2023	$2,612,104	$189,365	$1,661,795

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2021	$100,899	$879,849	$61,347

Investment income (loss):
Dividend distributions	783	—	400
Investment Expenses:
Mortality and expense risk and administrative charges	(366)	(3,876)	(497)

Net investment income (loss)	417	(3,876)	(97)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,894	31,715	—
Realized capital gain (loss) on investments	(556)	(88,627)	(3,962)
Change in unrealized appreciation (depreciation)	(28,152)	(135,471)	(1,211)

Net gain (loss) on investments	(26,814)	(192,383)	(5,173)

Net increase (decrease) in net assets from operations	(26,397)	(196,259)	(5,270)

Contract owner transactions:
Variable annuity deposits	—	9,062	220
Terminations, withdrawals and annuity payments	(4,376)	(14,076)	(47,527)
Transfers between subaccounts, net	—	(409,373)	—
Maintenance charges and mortality adjustments	(120)	(693)	(75)

Increase (decrease) in net assets from contract transactions	(4,496)	(415,080)	(47,382)

Total increase (decrease) in net assets	(30,893)	(611,339)	(52,652)

Net assets as of December 31, 2022	$70,006	$268,510	$8,695

Investment income (loss):
Dividend distributions	651	—	423
Investment Expenses:
Mortality and expense risk and administrative charges	(275)	(3,050)	(111)

Net investment income (loss)	376	(3,050)	312

Increase (decrease) in net assets from operations:
Capital gain distributions	151	19,997	—
Realized capital gain (loss) on investments	(10,905)	(3,705)	(15)
Change in unrealized appreciation (depreciation)	12,596	36,029	340

Net gain (loss) on investments	1,842	52,321	325

Net increase (decrease) in net assets from operations	2,218	49,271	637

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(752)	(5,594)	—
Transfers between subaccounts, net	(55,819)	(8)	—
Maintenance charges and mortality adjustments	(75)	(492)	(18)

Increase (decrease) in net assets from contract transactions	(56,646)	(6,094)	(18)

Total increase (decrease) in net assets	(54,428)	43,177	619

Net assets as of December 31, 2023	$15,578	$311,687	$9,314

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Virtus SGA International Growth Series	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio
Net assets as of December 31, 2021	$261,079	$67,072	$34,541

Investment income (loss):
Dividend distributions	—	—	817
Investment Expenses:
Mortality and expense risk and administrative charges	(512)	(658)	(229)

Net investment income (loss)	(512)	(658)	588

Increase (decrease) in net assets from operations:
Capital gain distributions	5,543	36,752	1,451
Realized capital gain (loss) on investments	(4,154)	(363)	(692)
Change in unrealized appreciation (depreciation)	(50,263)	(53,386)	(10,482)

Net gain (loss) on investments	(48,874)	(16,997)	(9,723)

Net increase (decrease) in net assets from operations	(49,386)	(17,655)	(9,135)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,787)	—	(2,035)
Transfers between subaccounts, net	(4,557)	—	—
Maintenance charges and mortality adjustments	(475)	(273)	(55)

Increase (decrease) in net assets from contract transactions	(18,819)	(273)	(2,090)

Total increase (decrease) in net assets	(68,205)	(17,928)	(11,225)

Net assets as of December 31, 2022	$192,874	$49,144	$23,316

Investment income (loss):
Dividend distributions	56	—	371
Investment Expenses:
Mortality and expense risk and administrative charges	(379)	(673)	(203)

Net investment income (loss)	(323)	(673)	168

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	247
Realized capital gain (loss) on investments	(16,536)	(637)	(85)
Change in unrealized appreciation (depreciation)	38,479	12,012	2,253

Net gain (loss) on investments	21,943	11,375	2,415

Net increase (decrease) in net assets from operations	21,620	10,702	2,583

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,549)	—	(120)
Transfers between subaccounts, net	(155,520)	—	—
Maintenance charges and mortality adjustments	(394)	(288)	(47)

Increase (decrease) in net assets from contract transactions	(157,463)	(288)	(167)

Total increase (decrease) in net assets	(135,843)	10,414	2,416

Net assets as of December 31, 2023	$57,031	$59,558	$25,732

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

VY CBRE Real Estate Portfolio
Net assets as of December 31, 2021	$29,575

Investment income (loss):
Dividend distributions	323
Investment Expenses:
Mortality and expense risk and administrative charges	(61)

Net investment income (loss)	262

Increase (decrease) in net assets from operations:
Capital gain distributions	4,172
Realized capital gain (loss) on investments	19
Change in unrealized appreciation (depreciation)	(12,559)

Net gain (loss) on investments	(8,368)

Net increase (decrease) in net assets from operations	(8,106)

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	—
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	(47)

Increase (decrease) in net assets from contract transactions	(47)

Total increase (decrease) in net assets	(8,153)

Net assets as of December 31, 2022	$21,422

Investment income (loss):
Dividend distributions	509
Investment Expenses:
Mortality and expense risk and administrative charges	(55)

Net investment income (loss)	454

Increase (decrease) in net assets from operations:
Capital gain distributions	1,413
Realized capital gain (loss) on investments	(5)
Change in unrealized appreciation (depreciation)	1,041

Net gain (loss) on investments	2,449

Net increase (decrease) in net assets from operations	2,903

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	—
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	(45)

Increase (decrease) in net assets from contract transactions	(45)

Total increase (decrease) in net assets	2,858

Net assets as of December 31, 2023	$24,280

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	—
American Century VP Inflation Protection	II	American Century Investment Management, Inc	—
American Century VP International	II	American Century Investment Management, Inc	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	—
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	—
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Value	Class II	Delaware Management Company	—
Delaware VIP Global Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio-	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	—	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	—	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income-		Eaton Vance Management	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies-		Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three Hundred One subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
AB VPS Dynamic Asset Allocation
AB VPS Sustainable Global Thematic Growth
Allspring International Equity VT
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
Delaware Ivy VIP Core Equity
Delaware Ivy VIP Value
Delaware VIP Real Estate Securities
Dimensional VA Equity Allocation
Dimensional VA Global Moderate Allocation
Donoghue Forlines Momentum VIT Fund
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Guggenheim VIF StylePlus Small Growth
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Core Equity Fund
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Rydex VIF Telecommunications
Templeton Growth VIP Fund
Third Avenue Value
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Virtus Strategic Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 28, 2023	LVIP JPMorgan Core Bond Fund	JPMorgan Insurance Trust Core Bond Portfolio
April 28, 2023	LVIP JPMorgan Small Cap Core Fund	JPMorgan Insurance Trust Small Cap Core Portfolio
April 28, 2023	LVIP JPMorgan US Equity Fund	JPMorgan Insurance Trust US Equity Portfolio
April 28, 2023	Putnam VT Core Equity Fund	Putnam VT Multi-Cap Core
April 28, 2023	Putnam VT Large Cap Growth Fund	Putnam VT Growth Opportunities
May 1, 2023	AB VPS Discovery Value Portfolio	AB VPS Small/Mid Cap Value
May 1, 2023	AB VPS Relative Value Portfolio	AB VPS Growth and Income
May 1, 2023	Allspring VT Discovery All Cap Growth Fund	Allspring Omega Growth VT
October 31, 2023	Delaware VIP Global Equity	Delaware VIP Global Value Equity

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
April 21, 2023	Putnam VT Multi-Asset Absolute Return	Rydex VIF Money Market	37,869
April 28, 2023	Pioneer Real Estate Shares VCT	Rydex VIF Money Market	8,678

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
American Century VP Mid Cap Value
Rydex VIF Dow 2x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount Closed to New Investments

Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio (a)	$323	$62
AB VPS Relative Value Portfolio (a)	3,067	474
AFIS Capital World Growth and Income	2,585	40,936
AFIS U.S. Government Securities	27,428	9,450
AFIS Washington Mutual Investors	21,930	50,060
Alger Capital Appreciation (c)	718	401,242
Alger Large Cap Growth	—	510
Allspring Opportunity VT	10,871	13,503
Allspring VT Discovery All Cap Growth Fund (a)	8,373	1,154
ALPS/Alerian Energy Infrastructure	3,285	120,634
American Century VP Disciplined Core Value	2,346	4,585
American Century VP Inflation Protection	1,521	1,425
American Century VP International	619	732
American Century VP Mid Cap Value (c)	7,838	16,094
American Century VP Value	5,589	513
American Funds IS® Asset Allocation	140,798	69,998
American Funds IS® Capital World Bond	—	380
American Funds IS® Global Growth	43,842	40,775
American Funds IS® Global Small Capitalization	1,135	2,762
American Funds IS® Growth	36,288	25,865
American Funds IS® Growth-Income	22,810	7,777

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® International	$531	$497
American Funds IS® International Growth and Income	159,436	15,128
American Funds IS® New World	1,556	1,865
BlackRock Advantage Large Cap Core V.I.	153	178,809
BlackRock Basic Value V.I.	9,589	6,636
BlackRock Equity Dividend V.I.	16,249	3,451
BlackRock Global Allocation V.I.	3,185	13,148
BlackRock High Yield V.I.	43,894	128,862
BlackRock Large Cap Focus Growth V.I.	50,682	100,993
BNY Mellon IP Small Cap Stock Index	9,907	7,907
BNY Mellon IP Technology Growth	—	2,710
BNY Mellon VIF Appreciation	820	132
Delaware Ivy VIP Asset Strategy	487,622	20,366
Delaware Ivy VIP Balanced	372	20,188
Delaware Ivy VIP Energy	1,400	319
Delaware Ivy VIP Global Growth	27,060	3,099
Delaware Ivy VIP Growth	23,867	607
Delaware Ivy VIP High Income	4,041	10,264
Delaware Ivy VIP International Core Equity	1,190	761
Delaware Ivy VIP Limited-Term Bond	79,853	339,844
Delaware Ivy VIP Mid Cap Growth	352,128	6,015
Delaware Ivy VIP Natural Resources	97	68
Delaware Ivy VIP Science And Technology	3,795	739
Delaware Ivy VIP Small Cap Growth	8,598	965
Delaware Ivy VIP Smid Cap Core	2,692	1,137
Delaware VIP Global Equity (a)	351	151
Dimensional VA Global Bond Portfolio	—	8,799
Dimensional VA International Small Portfolio	138,509	2,609
Dimensional VA International Value Portfolio	904,046	132,162
Dimensional VA Short-Term Fixed Portfolio	199,357	1,009
Dimensional VA U.S. Large Value Portfolio	17,591	612,384
Dimensional VA U.S. Targeted Value Portfolio	316,260	13,972
Donoghue Forlines Dividend VIT Fund	174	47
DWS Core Equity VIP	5,834	4,946
DWS Global Small Cap VIP	773	846
DWS Small Mid Cap Value VIP	335,279	2,789
Eaton Vance VT Floating-Rate Income	36,464	3,676
Federated Hermes Fund for U.S. Government Securities II	4,055	80,900
Federated Hermes High Income Bond II	34,986	104,550
Fidelity® VIP Balanced	55,682	14,039
Fidelity® VIP Contrafund	139,929	176,693
Fidelity® VIP Disciplined Small Cap	347	2,128
Fidelity® VIP Emerging Markets	61,972	11,785
Fidelity® VIP Growth & Income	25,374	109,871
Fidelity® VIP Growth Opportunities	52,419	414,805
Fidelity® VIP High Income	2,425	479
Fidelity® VIP Index 500	67,464	824,737
Fidelity® VIP Investment Grade Bond	97,163	239,077
Fidelity® VIP Mid Cap	2,479	190,760

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® VIP Overseas	$53,156	$1,015
Fidelity® VIP Real Estate	11,042	135,654
Fidelity® VIP Strategic Income	8,351	4,339
Franklin DynaTech VIP	—	378
Franklin Growth and Income VIP Fund	22,630	2,733
Franklin Income VIP Fund	31,457	18,642
Franklin Large Cap Growth VIP Fund	28,878	5,713
Franklin Mutual Global Discovery VIP Fund	9,633	803
Franklin Mutual Shares VIP Fund	17,004	498
Franklin Rising Dividends VIP Fund	234,250	16,681
Franklin Small Cap Value VIP Fund	119,763	111,876
Franklin Small-Mid Cap Growth VIP Fund	19,054	103,969
Franklin Strategic Income VIP Fund	1,446	456
Franklin U.S. Government Securities VIP Fund	32,142	24,909
Goldman Sachs VIT International Equity Insights	172	31
Goldman Sachs VIT Mid Cap Growth Fund	2,239	10,162
Goldman Sachs VIT Mid Cap Value	65,360	24,560
Guggenheim VIF All Cap Value	11,411	3,026
Guggenheim VIF Floating Rate Strategies	5,746	3,129
Guggenheim VIF Global Managed Futures Strategy	3,734	6,642
Guggenheim VIF High Yield	1,523	8,405
Guggenheim VIF Large Cap Value	67,311	221,889
Guggenheim VIF Long Short Equity	18,557	48,577
Guggenheim VIF Multi-Hedge Strategies	23,009	93,939
Guggenheim VIF Small Cap Value	2,768	33,442
Guggenheim VIF SMid Cap Value	26,029	19,860
Guggenheim VIF StylePlus Large Growth	677	775
Guggenheim VIF StylePlus Mid Growth	26,714	14,748
Guggenheim VIF Total Return Bond	771,723	132,289
Guggenheim VIF World Equity Income	1,321	6,662
Invesco Oppenheimer V.I. International Growth Fund	424	278,104
Invesco V.I. American Franchise Series I	33,236	16,797
Invesco V.I. American Value	2,532	167
Invesco V.I. Balanced-Risk Allocation	1,430	131
Invesco V.I. Comstock	37,170	10,879
Invesco V.I. Core Equity	1,790	153
Invesco V.I. Discovery Mid Cap Growth	9,005	276
Invesco V.I. Equally-Weighted S&P 500	1,349	221
Invesco V.I. Equity and Income	4,796	4,233
Invesco V.I. EVQ International Equity Fund	15,330	150,951
Invesco V.I. Global	14,937	1,332
Invesco V.I. Global Real Estate	880	1,518
Invesco V.I. Global Strategic Income	9,158	9,784
Invesco V.I. Government Securities	16	557
Invesco V.I. Health Care	—	884
Invesco V.I. Main Street Mid Cap Fund®	8,800	2,070
Invesco V.I. Main Street Small Cap Fund®	37,194	476,063
Invesco V.I. Small Cap Equity	1,134	1,632
Janus Henderson VIT Enterprise	23,863	39,277
Janus Henderson VIT Forty	10	111

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson VIT Mid Cap Value	1,683	95,665
Janus Henderson VIT Overseas	$236,181	$3,718
Janus Henderson VIT Research	14,521	466
Lord Abbett Series Bond-Debenture VC	22,495	45,050
Lord Abbett Series Developing Growth VC	—	3,282
Lord Abbett Series Growth and Income VC	2,726	1,600
Lord Abbett Series Growth Opportunities VC	—	25,872
Lord Abbett Series Total Return VC	—	128,047
LVIP JPMorgan Core Bond Fund (a)	3,186	70,979
LVIP JPMorgan Small Cap Core Fund (a)	912	1,794
LVIP JPMorgan US Equity Fund (a)	542	133
MFS® VIT Emerging Markets Equity	363	30,597
MFS® VIT Global Tactical Allocation	3,357	965
MFS® VIT II Research International	466	846
MFS® VIT International Intrinsic Value	29,727	72,651
MFS® VIT New Discovery	239,406	3,454
MFS® VIT Research	2,712	7,058
MFS® VIT Total Return	2,152	3,822
MFS® VIT Utilities	13,867	9,416
Morgan Stanley VIF Emerging Markets Equity	2,841	84,636
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	8,510	15,760
Morningstar Balanced ETF Asset Allocation Portfolio	539,649	887,746
Morningstar Conservative ETF Asset Allocation Portfolio	26,389	257,067
Morningstar Growth ETF Asset Allocation Portfolio	46,718	265,847
Morningstar Income and Growth ETF Asset Allocation Portfolio	51,691	61,833
Neuberger Berman AMT Sustainable Equity	5,678	17,048
PIMCO VIT All Asset	1,520	10,112
PIMCO VIT CommodityRealReturn Strategy	116,900	138,527
PIMCO VIT Emerging Markets Bond	78,123	12,775
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	752	286
PIMCO VIT High Yield	122	40
PIMCO VIT International Bond Portfolio (Unhedged)	21,695	5,583
PIMCO VIT Low Duration Administrative	622,060	424,256
PIMCO VIT Low Duration Advisor	24,195	37,771
PIMCO VIT Real Return Administrative	15,697	86,227
PIMCO VIT Real Return Advisor	143,692	44,119
PIMCO VIT Short-Term	191,093	39,240
PIMCO VIT Total Return Administrative	59,384	292,161
PIMCO VIT Total Return Advisor	48,162	44,369
Pioneer Bond VCT	9,450	170,623
Pioneer Equity Income VCT	1,218	193
Pioneer Real Estate Shares VCT (b)	750	9,468
Pioneer Strategic Income VCT	3,021	4,086
Putnam VT Income	7,200	125,739
Putnam VT Large Cap Growth Fund (a)	4,332	13,206
Putnam VT Large Cap Value	63,877	18,554
Putnam VT Multi-Asset Absolute Return (b)	2,469	52,078
Putnam VT Small Cap Growth	—	436
Rydex VIF Banking	609	2,408

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Basic Materials	$10,794	$7,868
Rydex VIF Biotechnology	23,383	6,754
Rydex VIF Commodities Strategy	11,617	42,994
Rydex VIF Consumer Products	8,666	12,478
Rydex VIF Dow 2x Strategy (c)	1,399	3,981
Rydex VIF Electronics	4,536	34,606
Rydex VIF Energy	31,534	7,096
Rydex VIF Energy Services	—	547
Rydex VIF Europe 1.25x Strategy (c)	—	1
Rydex VIF Financial Services	—	817
Rydex VIF Government Long Bond 1.2x Strategy (c)	11,971	1,470
Rydex VIF Health Care	10,248	16,498
Rydex VIF Internet	—	3,326
Rydex VIF Inverse Dow 2x Strategy	21,326	22,208
Rydex VIF Inverse Government Long Bond Strategy (c)	2,267	8,130
Rydex VIF Inverse Mid-Cap Strategy	40,187	26,463
Rydex VIF Inverse NASDAQ-100® Strategy	41,685	26,054
Rydex VIF Inverse Russell 2000® Strategy (c)	40,921	27,339
Rydex VIF Inverse S&P 500 Strategy (c)	31,153	43,773
Rydex VIF Japan 2x Strategy (c)	22	821
Rydex VIF Leisure	—	724
Rydex VIF Mid-Cap 1.5x Strategy (c)	1,620	13,122
Rydex VIF Money Market (b)	888,386	1,624,060
Rydex VIF NASDAQ-100®	32,568	38,149
Rydex VIF NASDAQ-100® 2x Strategy (c)	—	14,996
Rydex VIF Nova (c)	2,433	7,520
Rydex VIF Precious Metals	13,072	16,367
Rydex VIF Real Estate	4,607	6,303
Rydex VIF Retailing	—	4,485
Rydex VIF Russell 2000® 1.5x Strategy (c)	—	70
Rydex VIF Russell 2000® 2x Strategy (c)	—	4
Rydex VIF S&P 500 2x Strategy (c)	11,790	13,425
Rydex VIF S&P 500 Pure Growth	19,927	22,058
Rydex VIF S&P 500 Pure Value	21,921	92,533
Rydex VIF S&P MidCap 400 Pure Growth	14,456	14,395
Rydex VIF S&P MidCap 400 Pure Value	36,908	55,725
Rydex VIF S&P SmallCap 600 Pure Growth	385	570
Rydex VIF S&P SmallCap 600 Pure Value	13,376	13,362
Rydex VIF Strengthening Dollar 2x Strategy (c)	43,963	60,471
Rydex VIF Technology	475,629	623,249
Rydex VIF Transportation	—	571
Rydex VIF Utilities	1,642	23,445
Rydex VIF Weakening Dollar 2x Strategy (c)	35,621	37,095
T. Rowe Price Blue Chip Growth	13,118	177,906
T. Rowe Price Equity Income	13,499	436,152
T. Rowe Price Health Sciences	10,736	51,062
T. Rowe Price Limited-Term Bond	39,850	1,742
Templeton Developing Markets VIP Fund	199,408	67,811
Templeton Foreign VIP Fund	30,893	411,242

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Templeton Global Bond VIP Fund	$—	$89,178
VanEck VIP Global Gold	—	157
VanEck VIP Global Resources	2,442	81,788
Vanguard® VIF Balanced	14,616	6,695
Vanguard® VIF Capital Growth	35,409	736
Vanguard® VIF Conservative Allocation	8,644	3,097
Vanguard® VIF Diversified Value	622,268	17,851
Vanguard® VIF Equity Income	54,922	21,538
Vanguard® VIF Equity Index	1,049,349	22,585
Vanguard® VIF Global Bond Index	178	158
Vanguard® VIF Growth	502	8,828
Vanguard® VIF High Yield Bond	8,338	2,212
Vanguard® VIF International	333,635	15,010
Vanguard® VIF Mid-Cap Index	298,968	342,568
Vanguard® VIF Moderate Allocation	1,449,910	734,971
Vanguard® VIF Real Estate Index	35,798	1,857
Vanguard® VIF Short Term Investment Grade	378,806	115,672
Vanguard® VIF Small Company Growth (c)	256	1,340
Vanguard® VIF Total Bond Market Index	1,984,953	483,000
Vanguard® VIF Total International Stock Market Index	68,905	5,201
Vanguard® VIF Total Stock Market Index	1,000,887	77,469
Virtus Duff & Phelps Real Estate Securities Series	813	56,932
Virtus KAR Small-Cap Growth Series	19,997	9,144
Virtus Newfleet Multi-Sector Intermediate Bond Series	423	129
Virtus SGA International Growth Series	56	157,842
Voya MidCap Opportunities Portfolio	—	961
VY CBRE Global Real Estate Portfolio	618	370
VY CBRE Real Estate Portfolio	1,922	100

(c)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets
Allspring Opportunity VT	$81,466
American Funds IS® International	19,576
American Funds IS® International Growth and Income	39,034
American Funds IS® New World	5,493
BlackRock High Yield V.I.	1,562
BlackRock Large Cap Focus Growth V.I.	6,382
Delaware Ivy VIP Mid Cap Growth	9,372
Federated Hermes Fund for U.S. Government Securities II	10,055
Federated Hermes High Income Bond II	23,259
Fidelity® VIP Contrafund	33,683
Fidelity® VIP Growth Opportunities	119,385
Fidelity® VIP Index 500	5,440
Fidelity® VIP Investment Grade Bond	3,044
Fidelity® VIP Mid Cap	7,756
Franklin Small Cap Value VIP Fund	12,049
Franklin Small-Mid Cap Growth VIP Fund	45,480
Goldman Sachs VIT International Equity Insights	15,058
Guggenheim VIF All Cap Value	4,817
Guggenheim VIF Total Return Bond	39,475
Guggenheim VIF World Equity Income	16,547
Invesco V.I. American Franchise Series I	14,878
Invesco V.I. EVQ International Equity Fund	18,155
Invesco V.I. Main Street Small Cap Fund®	57,214
Janus Henderson VIT Mid Cap Value	12,284
Lord Abbett Series Bond-Debenture VC	5,294
LVIP JPMorgan Core Bond Fund	52,882
LVIP JPMorgan Small Cap Core Fund	6,691
MFS® VIT Investors Trust	26,992
Neuberger Berman AMT Sustainable Equity	43,474
PIMCO VIT Emerging Markets Bond	4,012
PIMCO VIT Low Duration Administrative	27,054
PIMCO VIT Real Return Administrative	$37,734
PIMCO VIT Total Return Administrative	29,524
Rydex VIF Basic Materials	21,176
Rydex VIF Government Long Bond 1.2x Strategy	7,320
Rydex VIF Money Market	214,751
Rydex VIF Real Estate	8,874
Rydex VIF S&P 500 Pure Growth	6,693
Rydex VIF S&P 500 Pure Value	9,533
Rydex VIF S&P MidCap 400 Pure Value	10,437
Rydex VIF S&P SmallCap 600 Pure Value	10,416
T. Rowe Price Equity Income	23,624
Templeton Developing Markets VIP Fund	13,539
Templeton Global Bond VIP Fund	5,890
Vanguard® VIF Equity Income	46,475
Vanguard® VIF Equity Index	28,596
Vanguard® VIF Total Bond Market Index	39,836
Virtus KAR Small-Cap Growth Series	6,218

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount

0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income

0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Main Street Mid Cap Fund®

0.40%	Invesco V.I. Main Street Small Cap Fund®

0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

0.50%	Federated Hermes High Income Bond II Fidelity® VIP Contrafund Fidelity® VIP Growth Opportunities Fidelity® VIP Investment Grade Bond

0.55%	Allspring Opportunity VT Fidelity® VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT

0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio (a)	6	(3)	3	7	(4)	3
AB VPS Relative Value Portfolio (a)	62	(4)	58	61	(4)	57
AFIS Capital World Growth and Income	355	(3,155)	(2,800)	429	(88)	341
AFIS U.S. Government Securities	3,526	(252)	3,274	3,426	(293)	3,133
AFIS Washington Mutual Investors	1,668	(2,691)	(1,023)	6,576	(143)	6,433
Alger Capital Appreciation (c)	932	(14,615)	(13,683)	1,115	(1,663)	(548)
Alger Large Cap Growth	84	(36)	48	2,825	(23)	2,802
Allspring Opportunity VT	68	(418)	(350)	2,574	(2,009)	565
Allspring VT Discovery All Cap Growth Fund (a)	134	(9)	125	143	(513)	(370)
ALPS/Alerian Energy Infrastructure	611	(12,815)	(12,204)	4,623	(999)	3,624
American Century VP Disciplined Core Value	277	(203)	74	310	(190)	120
American Century VP Inflation Protection	179	(170)	9	187	(178)	9
American Century VP International	149	(10)	139	144	(10)	134
American Century VP Mid Cap Value (c)	60	(754)	(694)	95	(71)	24
American Century VP Value	110	(18)	92	100	(10)	90
American Funds IS® Asset Allocation	10,572	(5,442)	5,130	5,677	(65,132)	(59,455)
American Funds IS® Capital World Bond	424	(4)	420	441	(34)	407
American Funds IS® Global Growth	1,864	(2,598)	(734)	636	(233)	403
American Funds IS® Global Small Capitalization	241	(162)	79	240	(161)	79
American Funds IS® Growth	965	(929)	36	968	(255)	713
American Funds IS® Growth-Income	641	(261)	380	3,192	(623)	2,569
American Funds IS® International	162	(11)	151	156	(10)	146
American Funds IS® International Growth and Income	18,287	(1,536)	16,751	355	(147)	208
American Funds IS® New World	361	(58)	303	1,247	(51)	1,196
BlackRock Advantage Large Cap Core V.I.	135	(7,951)	(7,816)	285	(474)	(189)

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I.	475	(376)	99	7,332	(296)	7,036
BlackRock Equity Dividend V.I.	475	(32)	443	478	(48)	430
BlackRock Global Allocation V.I.	367	(1,074)	(707)	391	(87)	304
BlackRock High Yield V.I.	3,120	(12,434)	(9,314)	2,721	(2,168)	553
BlackRock Large Cap Focus Growth V.I.	2,615	(5,143)	(2,528)	130	(40)	90
BNY Mellon IP Small Cap Stock Index	374	(452)	(78)	1,210	(1,807)	(597)
BNY Mellon IP Technology Growth	234	(33)	201	231	(35)	196
BNY Mellon VIF Appreciation	15	(1)	14	504	(1)	503
Delaware Ivy VIP Asset Strategy	49,278	(1,633)	47,645	113	(56)	57
Delaware Ivy VIP Balanced	104	(1,354)	(1,250)	121	(140)	(19)
Delaware Ivy VIP Energy	244	(32)	212	5,407	(36)	5,371
Delaware Ivy VIP Global Growth	252	(92)	160	270	(15)	255
Delaware Ivy VIP Growth	699	(16)	683	241	(2)	239
Delaware Ivy VIP High Income	181	(812)	(631)	227	(650)	(423)
Delaware Ivy VIP International Core Equity	172	(29)	143	185	(41)	144
Delaware Ivy VIP Limited-Term Bond	10,152	(43,554)	(33,402)	4,131	(2,000)	2,131
Delaware Ivy VIP Mid Cap Growth	15,935	(227)	15,708	574	(20)	554
Delaware Ivy VIP Natural Resources	19	(3)	16	19	(3)	16
Delaware Ivy VIP Science And Technology	81	(23)	58	83	(213)	(130)
Delaware Ivy VIP Small Cap Growth	168	(39)	129	158	(36)	122
Delaware Ivy VIP Smid Cap Core	49	(60)	(11)	84	(3)	81
Delaware VIP Global Equity (a)	26	(2)	24	28	(4)	24
Dimensional VA Global Bond Portfolio	12	(1,270)	(1,258)	44	(253)	(209)
Dimensional VA International Small Portfolio	11,148	(153)	10,995	421	(833)	(412)
Dimensional VA International Value Portfolio	78,249	(12,048)	66,201	14,954	(1,637)	13,317
Dimensional VA Short-Term Fixed Portfolio	26,052	(112)	25,940	732	(1,030)	(298)
Dimensional VA U.S. Large Value Portfolio	1,604	(34,365)	(32,761)	1,969	(2,771)	(802)
Dimensional VA U.S. Targeted Value Portfolio	16,343	(604)	15,739	416	(550)	(134)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Donoghue Forlines Dividend VIT Fund	36	(2)	34	1,187	—	1,187
DWS Core Equity VIP	181	(234)	(53)	188	(2,578)	(2,390)
DWS Global Small Cap VIP	208	(5)	203	202	(5)	197
DWS Small Mid Cap Value VIP	26,084	(195)	25,889	742	(16)	726
Eaton Vance VT Floating-Rate Income	2,751	(415)	2,336	17,254	(1,572)	15,682
Federated Hermes Fund for U.S. Government Securities II	679	(11,530)	(10,851)	191,507	(180,898)	10,609
Federated Hermes High Income Bond II	2,050	(10,368)	(8,318)	3,059	(7,226)	(4,167)
Fidelity® VIP Balanced	2,986	(547)	2,439	4,739	(494)	4,245
Fidelity® VIP Contrafund	5,854	(7,291)	(1,437)	8,096	(4,875)	3,221
Fidelity® VIP Disciplined Small Cap	51	(84)	(33)	77	(5)	72
Fidelity® VIP Emerging Markets	5,893	(949)	4,944	2,321	(1,933)	388
Fidelity® VIP Growth & Income	783	(4,539)	(3,756)	1,599	(413)	1,186
Fidelity® VIP Growth Opportunities	3,698	(13,196)	(9,498)	4,246	(12,034)	(7,788)
Fidelity® VIP High Income	169	(42)	127	1,175	(36)	1,139
Fidelity® VIP Index 500	4,221	(37,524)	(33,303)	4,172	(20,969)	(16,797)
Fidelity® VIP Investment Grade Bond	11,520	(28,087)	(16,567)	3,471	(4,246)	(775)
Fidelity® VIP Mid Cap	306	(11,244)	(10,938)	439	(899)	(460)
Fidelity® VIP Overseas	4,741	(25)	4,716	201	(16)	185
Fidelity® VIP Real Estate	493	(10,894)	(10,401)	576	(1,059)	(483)
Fidelity® VIP Strategic Income	679	(235)	444	4,712	(161)	4,551
Franklin DynaTech VIP	32	(14)	18	252	(74)	178
Franklin Growth and Income VIP Fund	535	(22)	513	2,816	(36)	2,780
Franklin Income VIP Fund	766	(1,240)	(474)	5,275	(187)	5,088
Franklin Large Cap Growth VIP Fund	1,730	(101)	1,629	18,166	(887)	17,279
Franklin Mutual Global Discovery VIP Fund	287	(39)	248	260	(20)	240
Franklin Mutual Shares VIP Fund	974	(11)	963	145	(14)	131
Franklin Rising Dividends VIP Fund	7,517	(537)	6,980	4,879	(59)	4,820
Franklin Small Cap Value VIP Fund	6,493	(6,851)	(358)	1,850	(1,070)	780
Franklin Small-Mid Cap Growth VIP Fund	1,749	(5,368)	(3,619)	8,968	(2,526)	6,442
Franklin Strategic Income VIP Fund	125	(8)	117	2,027	(1,913)	114

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin U.S. Government Securities VIP Fund	4,529	(3,245)	1,284	22,307	(14,853)	7,454
Goldman Sachs VIT International Equity Insights	20	(1)	19	22	(447)	(425)
Goldman Sachs VIT Mid Cap Growth Fund	481	(429)	52	509	(485)	24
Goldman Sachs VIT Mid Cap Value	3,848	(1,637)	2,211	912	(62)	850
Guggenheim VIF All Cap Value	195	(64)	131	351	(291)	60
Guggenheim VIF Floating Rate Strategies	559	(137)	422	553	(163)	390
Guggenheim VIF Global Managed Futures Strategy	344	(1,196)	(852)	1,225	(372)	853
Guggenheim VIF High Yield	90	(774)	(684)	85	(14)	71
Guggenheim VIF Large Cap Value	1,200	(8,625)	(7,425)	1,482	(2,712)	(1,230)
Guggenheim VIF Long Short Equity	2,281	(5,375)	(3,094)	375	(1,801)	(1,426)
Guggenheim VIF Multi-Hedge Strategies	3,771	(14,397)	(10,626)	1,108	(14,975)	(13,867)
Guggenheim VIF Small Cap Value	43	(1,332)	(1,289)	1,168	(745)	423
Guggenheim VIF SMid Cap Value	807	(667)	140	836	(660)	176
Guggenheim VIF StylePlus Large Core	—	—	—	23	(931)	(908)
Guggenheim VIF StylePlus Large Growth	60	(12)	48	60	(14)	46
Guggenheim VIF StylePlus Mid Growth	831	(404)	427	2,697	(233)	2,464
Guggenheim VIF Total Return Bond	85,911	(15,087)	70,824	2,438	(2,974)	(536)
Guggenheim VIF World Equity Income	69	(393)	(324)	419	(783)	(364)
Invesco Oppenheimer V.I. International Growth Fund	926	(24,611)	(23,685)	1,529	(1,856)	(327)
Invesco V.I. American Franchise Series I	2,260	(1,046)	1,214	398	(296)	102
Invesco V.I. American Value	27	(2)	25	28	(211)	(183)
Invesco V.I. Balanced-Risk Allocation	230	(6)	224	87	(78)	9
Invesco V.I. Comstock	572	(475)	97	13,017	(376)	12,641
Invesco V.I. Core Equity	106	—	106	103	—	103
Invesco V.I. Discovery Mid Cap Growth	656	(3)	653	266	(1)	265
Invesco V.I. Equally-Weighted S&P 500	47	(3)	44	1,564	(2)	1,562
Invesco V.I. Equity and Income	183	(289)	(106)	173	(272)	(99)
Invesco V.I. EVQ International Equity Fund	2,478	(15,533)	(13,055)	3,972	(4,686)	(714)
Invesco V.I. Global	236	(36)	200	241	(46)	195
Invesco V.I. Global Real Estate	109	(119)	(10)	119	(6)	113

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Global Strategic Income	1,762	(1,072)	690	457	(67)	390
Invesco V.I. Government Securities	5	(85)	(80)	8	(81)	(73)
Invesco V.I. Health Care	132	(13)	119	2,724	(13)	2,711
Invesco V.I. Main Street Mid Cap Fund®	832	(46)	786	4,834	(660)	4,174
Invesco V.I. Main Street Small Cap Fund®	2,803	(25,020)	(22,217)	4,722	(5,031)	(309)
Invesco V.I. Small Cap Equity	122	(72)	50	226	(8)	218
Janus Henderson VIT Enterprise	445	(1,510)	(1,065)	949	(704)	245
Janus Henderson VIT Forty	11	(1)	10	11	(2)	9
Janus Henderson VIT Mid Cap Value	158	(6,717)	(6,559)	354	(3,072)	(2,718)
Janus Henderson VIT Overseas	31,477	(371)	31,106	3,004	(39)	2,965
Janus Henderson VIT Research	653	(6)	647	310	(422)	(112)
Lord Abbett Series Bond-Debenture VC	1,596	(4,062)	(2,466)	2,598	(1,036)	1,562
Lord Abbett Series Developing Growth VC	159	(136)	23	161	(22)	139
Lord Abbett Series Growth and Income VC	191	(35)	156	186	(34)	152
Lord Abbett Series Growth Opportunities VC	68	(1,663)	(1,595)	81	(35)	46
Lord Abbett Series Total Return VC	405	(15,152)	(14,747)	508	(934)	(426)
LVIP JPMorgan Core Bond Fund (a)	278	(8,803)	(8,525)	330	(594)	(264)
LVIP JPMorgan Small Cap Core Fund (a)	97	(61)	36	99	(46)	53
LVIP JPMorgan US Equity Fund (a)	14	(1)	13	443	(1)	442
MFS® VIT Emerging Markets Equity	111	(4,291)	(4,180)	147	(600)	(453)
MFS® VIT Global Tactical Allocation	311	(16)	295	3,625	(9)	3,616
MFS® VIT II Research International	232	(66)	166	268	(5,522)	(5,254)
MFS® VIT International Intrinsic Value	1,525	(5,781)	(4,256)	3,065	(9,493)	(6,428)
MFS® VIT New Discovery	14,147	(174)	13,973	470	(80)	390
MFS® VIT Research	102	(388)	(286)	88	(213)	(125)
MFS® VIT Total Return	89	(284)	(195)	96	(147)	(51)
MFS® VIT Utilities	692	(585)	107	460	(10)	450
Morgan Stanley VIF Emerging Markets Equity	258	(11,258)	(11,000)	355	(322)	33

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	672	(1,242)	(570)	76	(17)	59
Morningstar Balanced ETF Asset Allocation Portfolio	49,121	(81,916)	(32,795)	3,984	(4,441)	(457)
Morningstar Conservative ETF Asset Allocation Portfolio	3,028	(30,822)	(27,794)	4,072	(4,857)	(785)
Morningstar Growth ETF Asset Allocation Portfolio	3,943	(22,731)	(18,788)	1,330	(2,186)	(856)
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,454	(6,838)	(1,384)	217	(150)	67
Neuberger Berman AMT Sustainable Equity	508	(990)	(482)	2,154	(2,437)	(283)
PIMCO VIT All Asset	159	(945)	(786)	191	(71)	120
PIMCO VIT CommodityRealReturn Strategy	17,055	(28,637)	(11,582)	25,174	(3,307)	21,867
PIMCO VIT Emerging Markets Bond	8,060	(1,373)	6,687	1,099	(5,369)	(4,270)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	98	(7)	91	94	(6)	88
PIMCO VIT High Yield	3	(2)	1	4	(2)	2
PIMCO VIT International Bond Portfolio (Unhedged)	3,617	(836)	2,781	8,329	(5,640)	2,689
PIMCO VIT Low Duration Administrative	88,427	(60,073)	28,354	17,191	(50,705)	(33,514)
PIMCO VIT Low Duration Advisor	3,284	(4,975)	(1,691)	2,357	(188)	2,169
PIMCO VIT Real Return Administrative	1,660	(9,437)	(7,777)	4,094	(3,651)	443
PIMCO VIT Real Return Advisor	16,718	(4,971)	11,747	2,773	(245)	2,528
PIMCO VIT Short-Term	22,509	(4,660)	17,849	110,188	(98,875)	11,313
PIMCO VIT Total Return Administrative	6,652	(34,218)	(27,566)	11,293	(113,252)	(101,959)
PIMCO VIT Total Return Advisor	5,849	(4,918)	931	5,692	(1,812)	3,880
Pioneer Bond VCT	1,377	(21,075)	(19,698)	1,306	(1,702)	(396)
Pioneer Equity Income VCT	37	(11)	26	29	(4)	25
Pioneer Real Estate Shares VCT (b)	9	(998)	(989)	30	(44)	(14)
Pioneer Strategic Income VCT	425	(494)	(69)	414	(5,456)	(5,042)
Putnam VT Income	435	(16,291)	(15,856)	547	(1,210)	(663)
Putnam VT Large Cap Growth Fund (a)	383	(299)	84	387	(459)	(72)
Putnam VT Large Cap Value	2,013	(886)	1,127	3,658	(6,348)	(2,690)
Putnam VT Multi-Asset Absolute Return (b)	47	(6,926)	(6,879)	806	(124)	682

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Small Cap Growth	56	(7)	49	55	(7)	48
Rydex VIF Banking	207	(316)	(109)	213	(804)	(591)
Rydex VIF Basic Materials	927	(367)	560	1,594	(2,963)	(1,369)
Rydex VIF Biotechnology	1,175	(287)	888	379	(8,223)	(7,844)
Rydex VIF Commodities Strategy	4,196	(24,184)	(19,988)	8,268	(21,020)	(12,752)
Rydex VIF Consumer Products	518	(714)	(196)	247	(117)	130
Rydex VIF Dow 2x Strategy (c)	127	(100)	27	362	(1,173)	(811)
Rydex VIF Electronics	408	(2,687)	(2,279)	473	(886)	(413)
Rydex VIF Energy	4,707	(963)	3,744	1,738	(1,280)	458
Rydex VIF Energy Services	355	(108)	247	363	(449)	(86)
Rydex VIF Europe 1.25x Strategy (c)	—	—	—	—	—	—
Rydex VIF Financial Services	167	(29)	138	2,552	(28)	2,524
Rydex VIF Government Long Bond 1.2x Strategy (c)	1,612	(155)	1,457	630	(359)	271
Rydex VIF Health Care	534	(856)	(322)	272	(96)	176
Rydex VIF Internet	297	(158)	139	304	(1,560)	(1,256)
Rydex VIF Inverse Dow 2x Strategy	302,589	(313,809)	(11,220)	17,031	(5,811)	11,220
Rydex VIF Inverse Government Long Bond Strategy (c)	1,764	(5,672)	(3,908)	13,010	(9,051)	3,959
Rydex VIF Inverse Mid-Cap Strategy	59,336	(39,794)	19,542	5,235	(2,670)	2,565
Rydex VIF Inverse NASDAQ-100® Strategy	132,982	(85,885)	47,097	13,211	(8,723)	4,488
Rydex VIF Inverse Russell 2000® Strategy (c)	58,586	(39,957)	18,629	5,352	(2,863)	2,489
Rydex VIF Inverse S&P 500 Strategy (c)	48,074	(78,493)	(30,419)	33,035	(2,355)	30,680
Rydex VIF Japan 2x Strategy (c)	149	(27)	122	151	(35)	116
Rydex VIF Leisure	119	(12)	107	123	(19)	104
Rydex VIF Mid-Cap 1.5x Strategy (c)	187	(542)	(355)	110	(14)	96
Rydex VIF Money Market (b)	156,424	(267,803)	(111,379)	418,806	(176,348)	242,458
Rydex VIF NASDAQ-100®	1,258	(1,076)	182	419	(6,067)	(5,648)
Rydex VIF NASDAQ-100® 2x Strategy (c)	8	(253)	(245)	246	(9)	237

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Nova (c)	161	(349)	(188)	84	(160)	(76)
Rydex VIF Precious Metals	2,745	(2,868)	(123)	1,310	(652)	658
Rydex VIF Real Estate	225	(428)	(203)	534	(620)	(86)
Rydex VIF Retailing	98	(212)	(114)	103	(142)	(39)
Rydex VIF Russell 2000® 1.5x Strategy (c)	—	(4)	(4)	1	(4)	(3)
Rydex VIF Russell 2000® 2x Strategy (c)	—	—	—	1	—	1
Rydex VIF S&P 500 2x Strategy (c)	638	(446)	192	245	(145)	100
Rydex VIF S&P 500 Pure Growth	1,330	(1,091)	239	689	(3,595)	(2,906)
Rydex VIF S&P 500 Pure Value	2,009	(5,778)	(3,769)	3,620	(8,670)	(5,050)
Rydex VIF S&P MidCap 400 Pure Growth	1,127	(729)	398	1,039	(1,127)	(88)
Rydex VIF S&P MidCap 400 Pure Value	2,297	(2,864)	(567)	1,844	(1,748)	96
Rydex VIF S&P SmallCap 600 Pure Growth	94	(13)	81	545	(468)	77
Rydex VIF S&P SmallCap 600 Pure Value	1,062	(924)	138	1,564	(1,211)	353
Rydex VIF Strengthening Dollar 2x Strategy (c)	8,782	(11,896)	(3,114)	11,252	(5,311)	5,941
Rydex VIF Technology	33,698	(41,830)	(8,132)	160,222	(51,620)	108,602
Rydex VIF Transportation	56	(11)	45	59	(19)	40
Rydex VIF Utilities	273	(1,823)	(1,550)	3,267	(1,505)	1,762
Rydex VIF Weakening Dollar 2x Strategy (c)	14,256	(14,256)	—	45	—	45
T. Rowe Price Blue Chip Growth	1,298	(6,364)	(5,066)	3,783	(57,757)	(53,974)
T. Rowe Price Equity Income	665	(24,762)	(24,097)	7,357	(3,658)	3,699
T. Rowe Price Health Sciences	359	(1,730)	(1,371)	603	(171)	432
T. Rowe Price Limited-Term Bond	5,398	(159)	5,239	274	(29)	245
Templeton Developing Markets VIP Fund	14,000	(4,013)	9,987	2,074	(13,100)	(11,026)
Templeton Foreign VIP Fund	3,021	(38,886)	(35,865)	2,900	(3,286)	(386)
Templeton Global Bond VIP Fund	728	(13,507)	(12,779)	875	(2,552)	(1,677)
VanEck VIP Global Gold	38	(3)	35	39	(5)	34
VanEck VIP Global Resources	418	(16,434)	(16,016)	563	(948)	(385)
Vanguard® VIF Balanced	579	(300)	279	923	(658)	265

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard® VIF Capital Growth	2,113	(16)	2,097	81	(1,863)	(1,782)
Vanguard® VIF Conservative Allocation	598	(40)	558	4,543	(606)	3,937
Vanguard® VIF Diversified Value	40,748	(1,128)	39,620	1,465	(43)	1,422
Vanguard® VIF Equity Income	1,656	(1,023)	633	2,743	(815)	1,928
Vanguard® VIF Equity Index	57,782	(993)	56,789	6,161	(1,593)	4,568
Vanguard® VIF Global Bond Index	31	(2)	29	32	(2)	30
Vanguard® VIF Growth	389	(331)	58	385	(325)	60
Vanguard® VIF High Yield Bond	517	(43)	474	615	(852)	(237)
Vanguard® VIF International	23,287	(828)	22,459	2,892	(3,760)	(868)
Vanguard® VIF Mid-Cap Index	20,970	(23,552)	(2,582)	1,371	(2,590)	(1,219)
Vanguard® VIF Moderate Allocation	117,016	(58,655)	58,361	7,962	(1,056)	6,906
Vanguard® VIF Real Estate Index	3,358	(122)	3,236	150	(5,182)	(5,032)
Vanguard® VIF Short Term Investment Grade	45,109	(13,231)	31,878	74,471	(66,437)	8,034
Vanguard® VIF Small Company Growth (c)	142	(34)	108	140	(35)	105
Vanguard® VIF Total Bond Market Index	241,942	(57,055)	184,887	20,925	(15,490)	5,435
Vanguard® VIF Total International Stock Market Index	6,825	(342)	6,483	2,080	(3,210)	(1,130)
Vanguard® VIF Total Stock Market Index	60,449	(4,355)	56,094	6,344	(9,789)	(3,445)
Virtus Duff & Phelps Real Estate Securities Series	135	(4,548)	(4,413)	176	(338)	(162)
Virtus KAR Small-Cap Growth Series	356	(247)	109	842	(14,692)	(13,850)
Virtus Newfleet Multi-Sector Intermediate Bond Series	42	(12)	30	126	(5,497)	(5,371)
Virtus SGA International Growth Series	511	(19,095)	(18,584)	762	(2,433)	(1,671)
Voya MidCap Opportunities Portfolio	103	(18)	85	100	(18)	82
VY CBRE Global Real Estate Portfolio	79	(18)	61	87	(243)	(156)
VY CBRE Real Estate Portfolio	52	(4)	48	50	(3)	47

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio (a)
2023	215	17.69	17.69	3,784	0.01	0.25	0.25	13.11	13.11
2022	212	15.64	15.64	3,296	0.01	0.25	0.25	(18.50)	(18.50)
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
2019	1,781	12.23	14.88	26,128	0.19	0.25	1.45	14.73	16.07
AB VPS Relative Value Portfolio (a)
2023	2,115	16.57	16.57	35,040	0.01	1.25	1.45	7.04	7.04
2022	2,057	15.48	15.48	31,823	0.01	1.45	1.45	(8.35)	(8.35)
2021	2,000	16.89	16.89	33,781	0.01	1.45	1.45	22.30	22.30
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
2019	1,884	14.10	17.18	26,552	1.04	0.25	1.45	18.19	19.64
AFIS Capital World Growth and Income
2023	11,770	12.93	14.29	160,448	0.02	0.25	1.45	15.65	16.84
2022	14,570	11.18	12.23	172,026	0.02	0.25	1.45	(20.99)	(20.22)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.45	9.52	10.85
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10
2019	11,648	12.45	13.33	150,886	1.84	0.25	1.45	25.00	26.47

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS U.S. Government Securities
2023	99,106	7.20	7.20	713,432	0.03	1.25	1.45	(1.64)	(1.64)
2022	95,832	7.32	7.32	701,493	0.03	1.45	1.45	(14.88)	(14.88)
2021	92,699	8.60	8.60	797,314	0.01	1.45	1.45	(5.18)	(5.18)
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
2019	22,800	8.67	9.28	197,827	2.11	0.25	1.45	0.58	1.75
AFIS Washington Mutual Investors
2023	56,445	15.77	17.44	909,260	0.02	0.25	1.45	12.08	13.25
2022	57,468	14.07	15.40	826,694	0.02	0.25	1.45	(12.50)	(11.60)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.45	22.00	23.46
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
2019	47,729	12.71	13.61	616,034	1.94	0.25	1.45	15.76	17.13
Alger Capital Appreciation (c)
2023	21,997	23.20	30.26	520,741	—	0.25	1.45	36.87	38.24
2022	35,680	16.95	21.89	680,978	—	0.25	1.45	(39.33)	(38.70)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.45	13.67	15.05
2020	37,630	24.58	31.63	1,032,920	—	0.25	1.45	35.20	36.87
2019	37,781	18.18	23.11	762,913	—	0.25	1.45	27.49	28.96
Alger Large Cap Growth
2023	2,850	10.62	10.79	30,600	—	0.25	1.45	27.19	28.45
2022	2,802	8.35	8.40	23,498	—	0.25	1.45	(16.50)	(16.00)
Allspring Opportunity VT
2023	5,655	24.00	24.00	135,911	—	1.40	1.40	21.09	21.09
2022	6,005	19.82	19.82	119,192	—	1.40	1.40	(24.21)	(24.21)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16
2019	7,273	14.61	19.00	137,478	0.28	0.25	1.45	25.73	27.26

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring VT Discovery All Cap Growth Fund (a)
2023	4,540	19.97	19.97	90,662	—	1.25	1.45	27.60	27.60
2022	4,415	15.65	15.65	69,076	—	1.45	1.45	(39.78)	(39.78)
2021	4,785	25.99	25.99	124,345	—	1.45	1.45	9.94	9.94
2020	3,944	23.64	29.85	93,203	—	0.25	1.45	36.96	38.58
2019	3,827	17.26	21.54	66,048	—	0.25	1.45	31.06	32.72
ALPS/Alerian Energy Infrastructure
2023	9,258	8.83	9.89	81,835	0.02	0.25	1.45	9.15	10.26
2022	21,462	8.09	8.97	184,557	0.05	0.25	1.45	12.52	13.54
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.45	31.68	33.45
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
2019	17,267	7.63	8.29	138,825	1.73	0.25	1.45	15.26	16.60
American Century VP Disciplined Core Value
2023	10,347	14.96	20.82	191,297	0.01	0.25	1.45	3.74	4.78
2022	10,273	14.42	19.87	181,278	0.01	0.25	1.45	(16.45)	(15.63)
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.45	17.98	19.42
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
2019	8,729	13.73	18.63	159,845	1.90	0.25	1.45	18.36	19.81
American Century VP Inflation Protection
2023	6,020	7.71	7.71	46,445	0.03	0.25	0.25	—	—
2022	6,011	7.71	7.71	46,335	0.05	0.25	0.25	(15.83)	(15.83)
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
2019	3,435	8.41	8.52	28,883	2.35	0.25	1.45	4.05	5.32
American Century VP International
2023	5,031	10.33	10.33	51,958	0.01	1.25	1.45	7.83	7.83
2022	4,892	9.58	9.58	46,892	0.01	1.45	1.45	(28.02)	(28.02)
2021	4,758	13.31	13.31	63,319	0.00	1.45	1.45	3.90	3.90
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63
2019	5,534	10.66	11.88	60,066	0.63	0.25	1.45	22.53	24.01

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Mid Cap Value (c)
2023	2,509	15.47	21.06	47,700	0.02	0.25	1.45	1.58	2.68
2022	3,203	15.23	20.51	60,615	0.02	0.25	1.45	(5.46)	(4.56)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.45	17.68	19.12
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
2019	3,047	14.16	18.79	51,989	1.95	0.25	1.45	23.34	24.93
American Century VP Value
2023	3,360	15.15	20.86	59,724	0.02	0.25	1.45	4.48	5.57
2022	3,268	14.50	19.76	55,287	0.02	0.25	1.45	(3.91)	(2.90)
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.45	18.91	20.34
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
2019	2,439	13.16	17.66	37,876	1.98	0.25	1.45	21.40	22.89
American Funds IS® Asset Allocation
2023	55,079	12.69	14.03	713,213	0.02	0.25	1.45	9.21	10.39
2022	49,949	11.62	12.71	591,459	0.01	0.25	1.45	(17.24)	(16.44)
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.45	9.86	11.18
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
2019	40,061	11.92	12.76	482,284	1.83	0.25	1.45	15.73	17.06
American Funds IS® Capital World Bond
2023	14,316	6.34	7.01	99,000	—	0.25	1.45	1.44	2.49
2022	13,896	6.25	6.84	93,865	0.00	0.25	1.45	(21.19)	(20.47)
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.45	(9.37)	(8.12)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
2019	11,298	8.34	8.94	99,652	1.42	0.25	1.45	2.84	4.07
American Funds IS® Global Growth
2023	20,810	16.18	17.88	343,307	0.01	0.25	1.45	17.25	18.41
2022	21,544	13.80	15.10	302,307	0.00	0.25	1.45	(28.05)	(27.30)
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.45	11.12	12.39
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99
2019	19,405	13.87	14.85	272,025	0.96	0.25	1.45	29.02	30.49

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Small Capitalization
2023	8,104	11.11	11.11	90,062	0.00	1.25	1.45	10.99	10.99
2022	8,025	10.01	10.01	80,362	—	1.45	1.45	(32.64)	(32.64)
2021	7,946	14.86	14.86	118,077	—	1.45	1.45	1.78	1.78
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
2019	494	11.80	12.63	5,827	—	0.25	1.45	25.53	27.06
American Funds IS® Growth
2023	28,019	24.43	27.00	689,557	0.00	0.25	1.45	32.41	33.73
2022	27,983	18.45	20.19	520,158	0.00	0.25	1.45	(33.03)	(32.34)
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.45	16.39	17.80
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
2019	18,264	16.31	17.47	300,453	0.57	0.25	1.45	24.69	26.23
American Funds IS® Growth-Income
2023	21,621	17.64	19.50	389,339	0.01	0.25	1.45	20.57	21.80
2022	21,241	14.63	16.01	316,440	0.01	0.25	1.45	(20.14)	(19.35)
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.45	18.42	19.87
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
2019	26,511	14.29	15.30	385,683	1.75	0.25	1.45	20.39	21.82
American Funds IS® International
2023	5,470	8.84	9.77	50,397	0.01	0.25	1.45	10.78	11.91
2022	5,319	7.98	8.73	44,068	0.01	0.25	1.45	(24.29)	(23.56)
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.45	(5.98)	(4.83)
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
2019	8,875	10.31	11.05	92,669	1.06	0.25	1.45	17.29	18.82
American Funds IS® International Growth and Income
2023	29,487	8.54	9.44	275,646	0.03	0.25	1.45	10.77	11.98
2022	12,736	7.71	8.43	105,047	0.03	0.25	1.45	(19.01)	(18.23)
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.45	0.53	1.68
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39
2019	12,258	9.37	10.03	120,803	2.38	0.25	1.45	17.13	18.56

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® New World
2023	12,760	10.13	11.20	132,285	0.01	0.25	1.45	10.83	12.00
2022	12,457	9.14	10.00	116,090	0.01	0.25	1.45	(25.51)	(24.76)
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.45	0.08	1.30
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
2019	11,143	10.40	11.14	118,913	0.81	0.25	1.45	23.22	24.75
BlackRock Advantage Large Cap Core V.I.
2023	1,433	19.96	25.31	28,676	0.00	0.25	1.45	19.74	20.93
2022	9,249	16.67	20.93	187,692	0.01	0.25	1.45	(23.46)	(22.71)
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.45	22.50	23.99
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
2019	9,225	15.56	19.24	170,170	1.21	0.25	1.45	22.91	24.45
BlackRock Basic Value V.I.
2023	9,361	14.24	14.24	133,226	0.02	1.25	1.45	11.42	11.42
2022	9,262	12.78	12.78	118,317	0.02	1.45	1.45	(9.04)	(9.04)
2021	2,226	14.05	14.05	31,239	0.01	1.45	1.45	16.02	16.02
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
2019	3,552	12.28	15.87	43,592	2.04	0.25	1.45	18.19	19.59
BlackRock Equity Dividend V.I.
2023	16,073	15.78	15.78	253,795	0.02	1.25	1.45	7.35	7.35
2022	15,630	14.70	14.70	229,938	0.01	1.45	1.45	(8.13)	(8.13)
2021	15,200	16.00	16.00	243,284	0.01	1.45	1.45	15.11	15.11
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
2019	17,084	14.04	17.67	239,933	1.85	0.25	1.45	21.88	23.39
BlackRock Global Allocation V.I.
2023	12,200	10.51	11.89	131,622	0.02	0.25	1.45	7.79	8.88
2022	12,907	9.75	10.92	129,853	—	0.25	1.45	(19.55)	(18.75)
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.45	1.76	2.99
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78
2019	11,964	10.32	11.38	126,235	0.89	0.25	1.45	12.66	14.03

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2023	44,022	10.03	11.22	464,398	0.06	0.25	1.45	8.20	9.36
2022	53,336	9.27	10.26	521,860	0.05	0.25	1.45	(14.25)	(13.42)
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.45	0.65	1.80
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
2019	65,310	10.49	11.40	712,147	5.30	0.25	1.45	9.84	11.22
BlackRock Large Cap Focus Growth V.I.
2023	1,843	25.69	25.69	47,359	—	1.25	1.45	46.13	46.13
2022	4,371	17.58	17.58	77,084	—	1.45	1.45	(40.81)	(40.81)
2021	4,281	29.70	29.70	127,380	—	1.45	1.45	12.63	12.63
2020	4,165	26.37	32.80	110,007	—	0.25	1.45	37.20	38.81
2019	5,567	19.22	23.63	107,140	—	0.25	1.45	26.53	28.15
BNY Mellon IP Small Cap Stock Index
2023	5,767	15.53	19.70	104,216	0.01	0.25	1.45	10.61	11.74
2022	5,845	14.04	17.63	95,005	0.01	0.25	1.45	(20.09)	(19.31)
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.45	20.67	22.14
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
2019	5,376	13.77	16.97	82,888	0.81	0.25	1.45	16.89	18.34
BNY Mellon IP Technology Growth
2023	7,924	25.31	29.22	201,760	—	0.25	1.45	52.38	53.95
2022	7,723	16.61	18.98	128,968	—	0.25	1.45	(48.72)	(48.23)
2021	7,527	32.39	36.66	245,094	—	0.25	1.45	7.72	9.04
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
2019	11,190	18.54	20.79	207,472	—	0.25	1.45	20.08	21.51
BNY Mellon VIF Appreciation
2023	517	19.10	19.10	9,871	0.00	1.25	1.45	15.69	15.69
2022	503	16.51	16.51	8,300	0.01	1.45	1.45	(21.64)	(21.64)
2021	—	21.07	23.91	—	—	0.25	1.45	21.23	22.74
2020	—	17.38	19.78	—	—	0.25	1.45	17.99	19.44
2019	—	14.73	16.56	—	—	0.25	1.45	29.89	31.43

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Asset Strategy
2023	51,196	10.23	12.02	527,396	0.04	0.25	1.45	9.18	10.28
2022	3,551	10.90	10.90	38,706	0.02	0.25	0.25	(17.49)	(17.49)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
2019	3,370	9.96	11.42	37,811	2.21	0.25	1.45	16.49	17.85
Delaware Ivy VIP Balanced
2023	2,779	12.79	16.21	35,524	0.01	0.25	1.45	11.22	12.34
2022	4,029	11.50	14.43	49,212	0.01	0.25	1.45	(19.52)	(18.75)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.45	10.95	12.26
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
2019	3,817	11.81	14.59	47,351	1.75	0.25	1.45	16.82	18.14
Delaware Ivy VIP Energy
2023	6,737	5.28	5.39	35,696	0.03	0.25	1.45	(0.37)	0.76
2022	6,525	5.24	5.41	34,401	0.05	0.25	1.45	44.27	45.56
2021	1,154	3.75	3.75	4,322	0.02	1.45	1.45	35.87	35.87
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)
2019	1,405	4.29	4.57	6,417	—	0.25	1.45	(1.08)	0.23
Delaware Ivy VIP Global Growth
2023	9,342	14.85	16.98	143,993	0.00	0.25	1.45	14.94	16.14
2022	9,182	12.92	14.62	122,796	0.01	0.25	1.45	(20.93)	(20.20)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.45	12.69	14.14
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
2019	8,412	12.57	14.02	108,492	0.66	0.25	1.45	20.40	21.91
Delaware Ivy VIP Growth
2023	1,277	35.96	36.64	46,403	—	0.25	0.25	33.53	33.53
2022	594	26.93	26.93	16,032	—	0.25	0.25	(29.50)	(29.50)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86
2020	346	24.24	30.93	10,524	—	0.25	1.45	24.82	26.35
2019	337	19.42	24.48	8,127	—	0.25	1.45	30.69	32.25

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP High Income
2023	4,575	9.51	12.30	48,874	0.07	0.25	1.45	7.09	8.18
2022	5,206	8.88	11.37	52,910	0.06	0.25	1.45	(14.62)	(13.86)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.45	1.46	2.72
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
2019	5,651	10.11	12.76	63,132	6.63	0.25	1.45	6.31	7.59
Delaware Ivy VIP International Core Equity
2023	3,897	10.67	10.67	41,612	0.02	1.25	1.45	10.80	10.80
2022	3,754	9.63	9.63	36,169	0.02	1.45	1.45	(17.90)	(17.90)
2021	3,610	11.73	11.73	42,353	0.01	1.45	1.45	9.22	9.22
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74
2019	9,529	10.48	10.70	100,052	1.56	0.25	1.45	13.54	14.93
Delaware Ivy VIP Limited-Term Bond
2023	61	7.90	7.90	483	0.03	0.25	0.25	1.54	1.54
2022	33,463	7.78	7.78	260,544	0.01	0.25	0.25	(7.38)	(7.38)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
2019	32,626	8.33	8.82	282,742	1.84	0.25	1.45	(0.24)	0.92
Delaware Ivy VIP Mid Cap Growth
2023	21,979	19.05	23.60	505,181	—	0.25	1.45	14.69	15.80
2022	6,271	16.61	20.38	116,369	—	0.25	1.45	(33.67)	(32.98)
2021	5,717	25.04	30.41	157,996	—	0.25	1.45	11.29	12.63
2020	5,048	22.50	27.51	123,403	—	0.25	1.45	42.50	44.26
2019	4,498	15.79	19.07	76,101	—	0.25	1.45	31.91	33.54
Delaware Ivy VIP Natural Resources
2023	669	5.84	5.84	3,923	0.02	1.25	1.45	(2.67)	(2.67)
2022	653	6.00	6.00	3,931	0.02	1.45	1.45	12.78	12.78
2021	637	5.32	5.32	3,397	0.02	1.45	1.45	21.18	21.18
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
2019	1,174	5.21	5.58	6,127	1.00	0.25	1.45	4.62	5.88

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Science And Technology
2023	2,760	21.66	31.44	80,713	—	0.25	1.45	33.29	34.65
2022	2,702	16.25	22.92	58,665	—	0.25	1.45	(34.66)	(33.99)
2021	2,832	24.87	35.38	91,668	—	0.25	1.45	10.14	11.47
2020	3,378	22.58	31.74	99,487	—	0.25	1.45	29.47	31.05
2019	7,036	17.44	24.22	162,790	—	0.25	1.45	42.95	44.68
Delaware Ivy VIP Small Cap Growth
2023	4,050	13.54	13.54	54,908	—	1.25	1.45	8.41	8.41
2022	3,921	12.49	12.49	49,068	—	1.45	1.45	(29.83)	(29.83)
2021	3,799	17.80	17.80	67,717	0.01	1.45	1.45	(0.50)	(0.50)
2020	3,692	17.89	19.03	66,174	—	0.25	1.45	31.64	33.26
2019	4,208	13.59	14.28	57,201	—	0.25	1.45	17.97	19.40
Delaware Ivy VIP Smid Cap Core
2023	1,598	14.45	17.74	27,683	0.00	0.25	1.45	10.81	11.99
2022	1,609	13.04	15.84	24,939	—	0.25	1.45	(18.30)	(17.54)
2021	1,528	15.96	19.21	28,730	—	0.25	1.45	15.48	16.92
2020	1,680	13.82	16.74	27,109	—	0.25	1.45	2.37	3.59
2019	1,444	13.50	16.16	22,505	—	0.25	1.45	18.94	20.42
Delaware VIP Global Equity (a)
2023	873	12.38	12.38	10,800	0.02	1.25	1.45	9.36	9.36
2022	849	11.32	11.32	9,604	0.04	1.45	1.45	(14.95)	(14.95)
2021	825	13.31	13.31	10,987	0.02	1.45	1.45	11.85	11.85
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
2019	777	12.07	14.16	9,375	2.82	0.25	1.45	17.87	19.19
Dimensional VA Global Bond Portfolio
2023	—	6.88	6.88	—	—	1.65	1.85	0.29	0.29
2022	1,258	6.86	7.54	8,629	0.01	0.25	1.85	(10.56)	(9.38)
2021	1,467	7.67	8.32	11,413	0.01	0.25	1.85	(5.77)	(4.15)
2020	2,423	8.14	8.82	20,418	0.00	0.25	1.85	(3.33)	(1.78)
2019	10,400	8.42	8.98	91,603	2.69	0.25	1.85	(0.82)	0.90

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA International Small Portfolio
2023	17,615	11.32	13.14	225,283	0.04	0.25	1.85	8.95	10.51
2022	6,620	10.39	11.89	73,743	0.02	0.25	1.85	(21.35)	(20.31)
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.85	9.08	10.93
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
2019	5,733	11.62	12.90	72,251	2.85	0.25	1.85	18.09	20.00
Dimensional VA International Value Portfolio
2023	98,854	10.35	11.70	1,139,231	0.07	0.25	1.85	12.50	14.04
2022	32,653	9.20	10.26	321,359	0.05	0.25	1.85	(7.82)	(6.47)
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.85	12.51	14.27
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)
2019	18,794	9.48	10.25	188,908	3.68	0.25	1.85	10.36	12.14
Dimensional VA Short-Term Fixed Portfolio
2023	26,645	7.49	7.49	199,680	0.07	0.25	0.25	1.63	1.63
2022	705	7.37	7.37	5,184	0.01	0.25	0.25	(4.41)	(4.41)
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
2019	9,142	7.78	8.32	74,931	2.28	0.25	1.85	(2.38)	(0.72)
Dimensional VA U.S. Large Value Portfolio
2023	29,316	14.91	19.07	509,180	0.01	0.25	1.85	5.82	7.38
2022	62,077	14.09	17.76	1,059,205	0.02	0.25	1.85	(9.16)	(7.88)
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.85	20.98	22.96
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
2019	76,410	13.65	16.67	1,246,169	2.24	0.25	1.85	19.84	21.68
Dimensional VA U.S. Targeted Value Portfolio
2023	29,501	16.38	21.41	561,271	0.02	0.25	1.85	14.55	16.17
2022	13,762	14.30	18.43	196,704	0.01	0.25	1.85	(8.51)	(7.25)
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.85	33.02	35.17
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
2019	8,024	11.86	14.83	96,316	2.53	0.25	1.85	16.73	18.64

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Donoghue Forlines Dividend VIT Fund
2023	1,221	8.47	8.47	10,346	0.02	0.25	0.25	(4.72)	(4.72)
2022	1,187	8.89	8.89	10,560	—	0.25	0.25	(13.18)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
DWS Core Equity VIP
2023	4,862	20.77	20.77	100,977	0.01	1.25	1.45	19.99	19.99
2022	4,915	17.31	17.31	85,094	0.01	1.45	1.45	(19.23)	(19.23)
2021	7,305	21.43	21.43	156,563	0.00	1.45	1.45	19.52	19.52
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
2019	7,409	16.21	20.73	122,327	0.75	0.25	1.45	24.21	25.79
DWS Global Small Cap VIP
2023	7,054	10.23	10.23	72,165	0.01	1.25	1.45	19.09	19.09
2022	6,851	8.59	8.59	58,877	0.00	1.45	1.45	(27.39)	(27.39)
2021	6,654	11.83	11.83	78,733	0.00	1.45	1.45	9.64	9.64
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
2019	6,266	9.65	11.43	60,458	—	0.25	1.45	15.85	17.23
DWS Small Mid Cap Value VIP
2023	27,542	14.06	14.06	387,084	0.00	0.25	0.25	10.97	10.97
2022	1,653	12.67	12.67	20,940	0.01	0.25	0.25	(18.83)	(18.83)
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
2020	—	10.63	12.63	—	—	0.25	1.45	(5.43)	(4.32)
2019	—	11.24	13.20	—	—	0.25	1.45	15.76	17.13
Eaton Vance VT Floating-Rate Income
2023	23,674	9.84	9.84	233,061	0.08	0.25	0.25	7.66	7.66
2022	21,338	9.14	9.14	195,138	0.06	0.25	0.25	(5.87)	(5.87)
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
2019	4,762	9.27	9.93	46,742	4.34	0.25	1.45	2.43	3.65

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Hermes Fund for U.S. Government Securities II
2023	23,898	6.62	7.96	161,644	0.02	0.25	1.45	(0.30)	0.89
2022	34,749	6.64	7.89	234,858	0.12	0.25	1.45	(16.37)	(15.43)
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92
2019	38,081	8.42	9.92	330,229	1.92	0.25	1.45	1.20	2.48
Federated Hermes High Income Bond II
2023	21,872	9.55	14.13	264,378	0.06	0.25	1.45	7.70	8.87
2022	30,190	8.86	12.74	319,916	0.05	0.25	1.45	(15.54)	(14.73)
2021	34,357	10.49	14.94	441,956	0.05	0.25	1.45	(0.10)	1.08
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
2019	31,022	10.41	15.41	386,301	5.89	0.25	1.45	9.12	10.48
Fidelity® VIP Balanced
2023	41,196	15.85	18.87	662,148	0.02	0.25	1.45	16.20	17.35
2022	38,757	13.64	16.08	535,912	0.01	0.25	1.45	(21.56)	(20.79)
2021	34,512	17.39	17.39	600,170	0.01	1.45	1.45	12.85	12.85
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
2019	40,818	13.20	15.32	538,651	1.59	0.25	1.45	18.71	20.16
Fidelity® VIP Contrafund
2023	72,047	20.59	30.03	1,629,629	0.00	0.25	1.45	27.46	28.88
2022	73,484	16.14	19.70	1,308,832	0.00	0.25	1.45	(29.52)	(28.83)
2021	70,263	22.90	27.68	1,783,234	0.00	0.25	1.45	21.94	23.41
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
2019	78,625	15.08	21.99	1,387,272	0.22	0.25	1.45	25.56	27.03
Fidelity® VIP Disciplined Small Cap
2023	2,560	14.31	19.31	43,861	0.01	0.25	1.45	15.68	16.82
2022	2,593	12.37	16.53	38,271	0.01	0.25	1.45	(21.86)	(21.06)
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.45	15.21	16.53
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
2019	1,370	12.17	16.01	21,540	0.82	0.25	1.45	18.04	19.39

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Emerging Markets
2023	20,831	10.83	11.40	234,018	0.02	0.25	1.45	4.94	6.05
2022	15,887	10.32	10.75	168,291	0.01	0.25	1.45	(23.67)	(22.94)
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.45	(6.63)	(5.55)
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71
2019	13,730	11.57	11.83	159,809	1.42	0.25	1.45	23.48	25.05
Fidelity® VIP Growth & Income
2023	22,295	17.94	25.98	495,386	0.01	0.25	1.45	13.47	14.60
2022	26,051	15.81	22.25	519,134	0.01	0.25	1.45	(9.14)	(8.17)
2021	24,865	17.40	24.23	545,448	0.02	0.25	1.45	20.17	21.64
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
2019	13,824	14.07	19.50	253,771	3.46	0.25	1.45	23.96	25.56
Fidelity® VIP Growth Opportunities
2023	48,957	29.71	37.81	1,668,656	—	0.25	1.45	39.13	40.66
2022	58,455	21.33	26.88	1,429,680	—	0.25	1.45	(40.88)	(40.27)
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.45	6.81	8.10
2020	64,911	33.78	42.78	2,461,025	—	0.25	1.45	60.86	62.85
2019	63,792	21.00	26.27	1,520,372	—	0.25	1.45	34.36	35.97
Fidelity® VIP High Income
2023	4,753	8.90	9.86	44,088	0.06	0.25	1.45	5.58	6.71
2022	4,626	8.43	9.24	40,454	0.06	0.25	1.45	(15.36)	(14.44)
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.45	(0.20)	0.93
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
2019	5,015	10.19	10.96	51,497	5.26	0.25	1.45	9.81	11.16
Fidelity® VIP Index 500
2023	52,451	20.96	24.83	1,152,075	0.01	0.25	1.45	20.51	21.89
2022	85,754	17.37	20.37	1,603,744	0.01	0.25	1.45	(21.83)	(21.02)
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.45	22.69	24.17
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
2019	86,107	16.06	18.70	1,482,883	1.99	0.25	1.45	25.27	26.87

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Investment Grade Bond
2023	77,772	7.77	9.50	674,072	0.02	0.25	1.45	1.44	2.59
2022	94,339	7.65	9.26	795,192	0.02	0.25	1.45	(16.85)	(16.05)
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.45	(5.15)	(4.00)
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64
2019	81,720	9.29	11.18	831,654	2.56	0.25	1.45	4.62	5.97
Fidelity® VIP Mid Cap
2023	3,721	15.39	18.26	65,616	0.00	0.25	1.45	10.09	11.21
2022	14,659	13.98	16.42	238,670	0.00	0.25	1.45	(18.48)	(17.69)
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.45	19.85	21.28
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
2019	17,306	12.70	14.69	247,362	0.69	0.25	1.45	17.81	19.24
Fidelity® VIP Overseas
2023	10,158	11.60	12.73	122,988	0.01	0.25	1.45	15.19	16.36
2022	5,442	10.07	10.07	54,802	0.01	1.45	1.45	(27.81)	(27.81)
2021	5,257	13.95	13.95	73,333	0.00	1.45	1.45	14.25	14.25
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
2019	4,972	11.07	11.85	55,065	1.59	0.25	1.45	21.92	23.44
Fidelity® VIP Real Estate
2023	6,285	10.21	13.63	72,572	0.02	0.25	1.45	6.24	7.32
2022	16,686	9.61	12.70	200,398	0.01	0.25	1.45	(30.66)	(29.99)
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.45	32.63	34.27
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,941	11.72	15.26	274,578	1.63	0.25	1.45	17.55	19.03
Fidelity® VIP Strategic Income
2023	22,855	8.69	9.88	199,979	0.04	0.25	1.45	4.57	5.67
2022	22,411	8.31	9.35	187,372	0.04	0.25	1.45	(15.20)	(14.30)
2021	17,860	9.80	9.80	174,988	0.03	1.45	1.45	(1.01)	(1.01)
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
2019	16,739	9.66	10.70	162,987	3.45	0.25	1.45	5.81	7.11

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin DynaTech VIP
2023	1,076	19.83	23.45	24,395	—	0.25	1.45	37.80	39.17
2022	1,058	14.39	16.85	17,277	—	0.25	1.45	(42.44)	(41.86)
2021	880	25.00	28.98	25,500	—	0.25	1.45	11.11	12.46
2020	3,818	22.50	26.26	88,742	—	0.25	1.45	38.55	40.20
2019	2,990	16.24	18.73	48,515	—	0.25	1.45	25.41	26.98
Franklin Growth and Income VIP Fund
2023	18,110	15.65	20.76	319,132	0.02	0.25	1.45	4.47	5.54
2022	17,597	14.98	19.67	295,506	0.03	0.25	1.45	(10.73)	(9.81)
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.45	19.86	21.23
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
2019	15,441	13.88	17.94	243,166	2.39	0.25	1.45	20.17	21.63
Franklin Income VIP Fund
2023	25,217	10.89	13.15	276,131	0.05	0.25	1.45	4.11	5.12
2022	25,691	10.46	12.51	272,194	0.04	0.25	1.45	(9.44)	(8.49)
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.45	11.70	13.07
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
2019	17,388	10.74	12.64	188,258	5.46	0.25	1.45	11.07	12.36
Franklin Large Cap Growth VIP Fund
2023	19,632	20.31	26.06	413,517	—	0.25	1.45	34.68	35.94
2022	18,003	15.08	19.17	281,847	—	0.25	1.45	(39.17)	(38.54)
2021	724	24.79	24.79	17,943	—	1.45	1.45	10.23	10.23
2020	—	22.49	28.48	—	—	0.25	1.45	38.31	40.02
2019	—	16.26	20.34	—	—	0.25	1.45	28.74	30.30
Franklin Mutual Global Discovery VIP Fund
2023	8,977	12.29	15.59	132,310	0.03	0.25	1.45	15.29	16.43
2022	8,729	10.66	13.39	110,707	0.01	0.25	1.45	(8.73)	(7.78)
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.45	13.95	15.33
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
2019	15,365	11.22	13.87	204,396	1.67	0.25	1.45	18.98	20.40

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Mutual Shares VIP Fund
2023	5,714	11.64	15.08	80,639	0.02	0.25	1.45	8.68	9.83
2022	4,751	10.71	13.73	62,925	0.02	0.25	1.45	(11.27)	(10.38)
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.45	13.98	15.36
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)
2019	3,667	11.66	14.72	53,038	1.77	0.25	1.45	17.19	18.61
Franklin Rising Dividends VIP Fund
2023	33,434	18.33	25.27	755,987	0.01	0.25	1.45	7.44	8.50
2022	26,454	17.06	23.29	538,620	0.01	0.25	1.45	(14.31)	(13.39)
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.45	21.33	22.73
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
2019	13,573	14.80	19.89	242,743	1.28	0.25	1.45	23.64	25.09
Franklin Small Cap Value VIP Fund
2023	29,507	14.23	18.53	493,008	0.00	0.25	1.45	8.05	9.13
2022	29,865	13.17	16.98	455,822	0.01	0.25	1.45	(13.75)	(12.92)
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.45	19.86	21.42
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
2019	41,808	12.67	16.08	582,393	0.86	0.25	1.45	20.90	22.37
Franklin Small-Mid Cap Growth VIP Fund
2023	22,388	16.98	39.27	446,774	—	0.25	1.45	21.21	22.72
2022	26,007	16.41	32.00	428,726	—	0.25	1.45	(36.54)	(35.79)
2021	19,565	25.86	49.84	515,122	—	0.25	1.45	5.21	6.50
2020	23,765	20.90	47.92	587,532	—	0.25	1.45	48.33	50.13
2019	13,776	14.09	31.92	227,540	—	0.25	1.45	25.69	27.27
Franklin Strategic Income VIP Fund
2023	4,245	7.69	7.69	32,655	0.05	1.25	1.45	3.64	3.64
2022	4,128	7.42	7.42	30,627	0.04	1.45	1.45	(14.52)	(14.52)
2021	4,014	8.68	8.68	34,823	0.03	1.45	1.45	(2.25)	(2.25)
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
2019	3,781	8.98	10.22	33,951	5.13	0.25	1.45	3.34	4.61

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin U.S. Government Securities VIP Fund
2023	46,266	6.80	7.31	331,525	0.03	0.25	1.45	0.15	1.11
2022	44,982	6.79	7.23	319,634	0.03	0.25	1.45	(13.50)	(12.68)
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.45	(6.10)	(4.94)
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57
2019	18,537	8.42	8.83	158,489	2.90	0.25	1.45	0.60	1.85
Goldman Sachs VIT International Equity Insights
2023	685	10.87	10.87	7,480	0.02	0.25	0.25	14.66	14.66
2022	666	9.48	9.48	6,345	0.02	0.25	0.25	(16.48)	(16.48)
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
2019	1,742	9.42	10.37	17,747	4.18	0.25	1.45	13.09	14.46
Goldman Sachs VIT Mid Cap Growth Fund
2023	16,131	17.25	22.51	343,285	—	0.25	1.45	13.56	14.67
2022	16,079	15.19	19.63	299,339	—	0.25	1.45	(29.38)	(28.62)
2021	16,055	21.51	27.50	420,191	—	0.25	1.45	6.64	7.89
2020	15,997	20.17	25.97	389,287	—	0.25	1.45	37.96	39.70
2019	11,773	14.62	18.59	205,873	—	0.25	1.45	28.25	29.82
Goldman Sachs VIT Mid Cap Value
2023	13,508	14.65	18.96	215,393	0.01	0.25	1.45	6.55	7.60
2022	11,297	13.75	17.62	157,394	0.00	0.25	1.45	(13.95)	(13.12)
2021	10,447	15.98	15.98	166,842	0.00	1.45	1.45	24.84	24.84
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
2019	8,370	12.37	15.61	103,435	0.59	0.25	1.45	25.46	27.01
Guggenheim VIF All Cap Value
2023	6,728	15.28	28.71	119,226	0.02	1.10	1.45	4.02	4.13
2022	6,597	14.69	27.57	112,789	0.01	1.10	1.45	(5.29)	(5.13)
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.45	21.46	21.90
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
2019	49,416	13.11	26.83	1,149,575	0.37	0.25	1.45	18.32	19.78

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Floating Rate Strategies
2023	18,816	9.03	9.97	171,377	0.04	0.25	1.45	6.49	7.55
2022	18,394	8.48	9.27	157,165	0.02	0.25	1.45	(4.93)	(4.04)
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.45	(1.98)	(0.72)
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
2019	17,515	9.52	10.20	167,794	5.39	0.25	1.45	2.92	4.08
Guggenheim VIF Global Managed Futures Strategy
2023	11,134	5.32	7.73	62,910	0.03	0.25	1.45	(0.51)	0.38
2022	11,986	5.30	7.77	67,137	0.02	0.25	1.45	6.73	7.72
2021	11,133	4.92	7.28	58,144	—	0.25	1.45	(3.58)	(2.19)
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)
2019	11,647	5.07	7.69	62,885	0.95	0.25	1.45	3.36	4.64
Guggenheim VIF High Yield
2023	2,029	9.60	11.31	19,833	0.07	0.25	1.45	7.38	8.44
2022	2,713	8.94	10.43	25,663	0.06	0.25	1.45	(13.54)	(12.57)
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.45	0.88	1.97
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
2019	4,143	10.24	11.76	45,771	5.45	0.25	1.45	6.78	8.09
Guggenheim VIF Large Cap Value
2023	7,509	26.95	26.95	202,387	0.02	1.10	1.10	4.86	4.86
2022	14,934	25.70	25.70	383,721	0.01	1.10	1.10	(5.27)	(5.27)
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
2019	10,639	13.19	24.95	228,255	6.45	0.25	1.45	16.52	17.91
Guggenheim VIF Long Short Equity
2023	5,636	9.07	9.30	51,521	0.00	0.25	1.45	8.01	9.12
2022	8,730	8.33	8.61	73,363	0.00	0.25	1.45	(17.92)	(17.11)
2021	10,156	10.05	10.49	103,524	0.01	0.25	1.45	18.40	19.93
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
2019	11,365	8.26	8.83	96,224	0.53	0.25	1.45	0.91	2.17

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Multi-Hedge Strategies
2023	17,459	5.79	8.08	125,660	0.03	0.25	1.45	—	1.06
2022	28,085	6.62	8.07	195,023	0.01	0.25	1.45	(7.45)	(6.50)
2021	41,952	7.08	8.72	295,762	—	0.25	1.45	3.32	4.58
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
2019	28,942	5.88	8.21	198,277	2.50	0.25	1.45	0.37	1.67
Guggenheim VIF Small Cap Value
2023	1,207	19.52	34.66	33,052	0.01	0.25	1.10	5.86	6.76
2022	2,496	18.29	32.74	61,729	0.01	0.25	1.10	(7.59)	(6.78)
2021	2,073	20.16	35.43	52,074	0.01	0.25	1.10	21.13	22.18
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
2019	2,461	10.81	30.78	57,640	0.78	0.25	1.45	17.25	18.68
Guggenheim VIF SMid Cap Value
2023	1,424	30.47	33.87	44,553	0.02	0.25	1.10	5.32	6.21
2022	1,284	28.93	31.89	38,136	0.01	0.25	1.10	(5.80)	(4.98)
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
2019	1,596	12.25	28.41	42,996	0.85	0.25	1.45	21.17	22.67
Guggenheim VIF StylePlus Large Core
2023	—	21.24	25.77	—	—	0.25	1.25	21.65	22.89
2022	—	20.66	20.66	—	0.01	0.25	0.25	(23.20)	(23.20)
2021	908	26.90	26.90	24,439	0.01	0.25	0.25	24.36	24.36
2020	1,008	18.68	21.96	21,799	0.02	0.25	1.45	13.56	14.97
2019	993	16.45	19.10	18,714	2.16	0.25	1.45	24.34	25.82
Guggenheim VIF StylePlus Large Growth
2023	2,039	27.15	31.19	57,901	0.01	0.25	1.45	34.14	35.49
2022	1,991	20.24	23.02	42,033	0.00	0.25	1.45	(33.57)	(32.91)
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.45	22.22	23.68
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
2019	1,849	18.91	21.18	36,091	1.96	0.25	1.45	28.12	29.62

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Mid Growth
2023	3,612	37.86	37.86	136,912	0.01	1.10	1.10	21.35	21.35
2022	3,185	31.20	31.20	99,505	0.00	1.10	1.10	(30.68)	(30.68)
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86
2019	2,517	15.96	35.78	82,177	1.07	0.25	1.45	26.97	28.47
Guggenheim VIF Total Return Bond
2023	112,794	8.67	9.43	1,050,646	0.02	0.25	1.45	2.48	3.63
2022	41,970	8.46	9.10	366,142	0.03	0.25	1.45	(19.58)	(18.89)
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.45	(4.80)	(3.61)
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48
2019	46,661	10.12	10.69	478,346	2.65	0.25	1.45	—	1.14
Guggenheim VIF World Equity Income
2023	3,344	15.34	15.34	51,357	0.03	1.10	1.10	7.80	7.80
2022	3,668	14.23	14.23	52,233	0.02	1.10	1.10	(12.75)	(12.75)
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
2019	4,763	10.23	13.64	65,011	2.90	0.25	1.45	16.07	17.45
Invesco Oppenheimer V.I. International Growth Fund
2023	12,418	10.02	12.41	147,254	0.00	0.25	1.45	15.57	16.75
2022	36,103	8.67	10.63	377,835	—	0.25	1.45	(30.19)	(29.46)
2021	36,430	12.42	15.07	540,505	—	0.25	1.45	5.34	6.58
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
2019	27,687	10.19	12.30	333,187	0.71	0.25	1.45	22.48	23.87
Invesco V.I. American Franchise Series I
2023	5,867	17.02	17.02	100,400	—	1.45	1.45	34.76	34.76
2022	4,653	12.63	12.63	58,803	—	1.45	1.45	(34.08)	(34.08)
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
2019	6,578	13.15	16.54	86,431	—	0.25	1.45	30.85	32.43

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2023	936	13.63	13.63	12,756	0.00	1.25	1.45	10.54	10.54
2022	911	12.33	12.33	11,227	0.00	1.45	1.45	(6.87)	(6.87)
2021	1,094	13.24	13.24	14,484	0.00	1.45	1.45	22.03	22.03
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
2019	196	11.25	14.87	2,206	0.12	0.25	1.45	19.30	20.80
Invesco V.I. Balanced-Risk Allocation
2023	3,098	10.19	10.19	31,550	—	0.25	0.25	3.03	3.03
2022	2,874	9.89	9.89	28,416	0.07	0.25	0.25	(17.24)	(17.24)
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
2019	2,586	10.04	10.75	27,479	—	0.25	1.45	9.85	11.17
Invesco V.I. Comstock
2023	19,168	15.88	15.88	304,337	0.02	1.25	1.45	7.44	7.44
2022	19,071	14.78	14.78	281,850	0.02	1.45	1.45	(3.34)	(3.34)
2021	6,430	15.29	15.29	98,324	0.03	1.45	1.45	27.31	27.31
2020	—	12.01	16.45	—	—	0.25	1.45	(5.43)	(4.25)
2019	—	12.70	17.18	—	—	0.25	1.45	19.47	20.90
Invesco V.I. Core Equity
2023	3,604	18.66	18.66	67,239	0.00	0.25	0.25	19.16	19.16
2022	3,498	15.66	15.66	54,764	0.01	0.25	0.25	(23.27)	(23.27)
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
2019	206	12.00	15.06	3,058	0.18	0.25	1.45	23.08	24.57
Invesco V.I. Discovery Mid Cap Growth
2023	1,333	15.61	15.61	20,807	—	1.25	1.45	8.10	8.10
2022	680	14.44	14.44	9,810	—	1.45	1.45	(33.97)	(33.97)
2021	415	21.87	21.87	9,076	—	1.45	1.45	13.67	13.67
2020	—	19.24	22.12	—	—	0.25	1.45	33.80	35.46
2019	—	14.38	16.33	—	—	0.25	1.45	28.16	29.71
Invesco V.I. Equally-Weighted S&P 500
2023	1,606	10.23	10.23	16,435	0.01	1.25	1.45	8.71	8.71
2022	1,562	9.41	9.41	14,701	0.02	1.45	1.45	(5.90)	(5.90)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2023	5,508	12.93	12.93	71,190	0.02	1.25	1.45	5.64	5.64
2022	5,614	12.24	12.24	68,688	0.01	1.45	1.45	(11.50)	(11.50)
2021	5,713	13.83	13.83	79,021	0.02	1.45	1.45	13.18	13.18
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
2019	5,602	11.66	14.48	65,283	2.36	0.25	1.45	14.88	16.21
Invesco V.I. EVQ International Equity Fund
2023	22,814	10.09	11.06	232,930	—	0.25	1.45	12.93	14.14
2022	35,869	9.36	9.69	323,540	0.01	0.25	1.45	(21.87)	(21.09)
2021	36,583	11.98	12.28	421,278	0.01	0.25	1.45	1.01	2.25
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08
2019	68,620	10.35	11.21	716,475	1.26	0.25	1.45	22.72	24.14
Invesco V.I. Global
2023	8,016	15.51	18.82	139,596	—	0.25	1.45	28.93	30.15
2022	7,816	12.03	14.46	104,958	—	0.25	1.45	(34.76)	(34.06)
2021	7,621	18.44	21.93	155,884	—	0.25	1.45	10.16	11.49
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
2019	12,167	13.75	16.27	176,581	0.65	0.25	1.45	25.69	27.31
Invesco V.I. Global Real Estate
2023	3,227	10.20	10.20	32,989	0.01	0.25	0.25	5.26	5.26
2022	3,237	9.69	9.69	31,340	0.03	0.25	0.25	(27.47)	(27.47)
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
2019	4,966	10.81	13.25	64,634	4.85	0.25	1.45	17.25	18.73
Invesco V.I. Global Strategic Income
2023	16,108	7.23	8.10	116,994	—	0.25	1.45	4.18	5.19
2022	15,418	6.94	7.70	108,313	—	0.25	1.45	(15.47)	(14.54)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.45	(7.75)	(6.73)
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
2019	13,249	9.03	9.87	120,688	3.43	0.25	1.45	5.74	7.05

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2023	128	6.43	6.43	822	0.01	1.30	1.30	0.16	0.16
2022	208	6.42	6.42	1,339	0.02	1.30	1.30	(14.40)	(14.40)
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
2019	772	7.91	9.10	6,110	3.70	0.25	1.45	1.20	2.36
Invesco V.I. Health Care
2023	4,445	13.40	13.40	59,667	—	1.25	1.45	(1.54)	(1.54)
2022	4,326	13.61	13.61	58,957	—	1.45	1.45	(17.11)	(17.11)
2021	1,615	16.42	16.42	26,615	—	1.45	1.45	7.18	7.18
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52
2019	3,309	14.03	20.16	56,805	—	0.25	1.45	26.40	27.92
Invesco V.I. Main Street Mid Cap Fund®
2023	7,044	12.82	15.84	97,246	0.00	0.25	1.45	9.39	10.46
2022	6,258	11.72	14.34	78,651	0.00	0.25	1.45	(17.98)	(17.16)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
2019	14,933	11.68	14.18	193,526	0.29	0.25	1.45	19.67	20.99
Invesco V.I. Main Street Small Cap Fund®
2023	15,644	16.24	20.96	277,920	0.01	0.25	1.45	12.86	14.10
2022	37,861	14.39	18.37	649,173	0.00	0.25	1.45	(19.47)	(18.72)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.45	16.95	18.32
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
2019	50,376	13.36	16.95	788,213	—	0.25	1.45	20.69	22.12
Invesco V.I. Small Cap Equity
2023	4,085	13.03	16.45	57,715	—	0.25	1.45	11.37	12.52
2022	4,035	11.70	14.62	51,097	—	0.25	1.45	(23.98)	(23.25)
2021	3,817	15.39	19.05	63,099	—	0.25	1.45	14.85	16.30
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
2019	4,856	11.04	13.60	59,138	—	0.25	1.45	20.79	22.30

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise
2023	13,596	21.36	28.12	300,307	0.00	0.25	1.45	12.90	13.98
2022	14,661	18.92	24.67	292,642	0.00	0.25	1.45	(19.66)	(18.80)
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.45	11.51	12.81
2020	14,472	21.12	27.44	321,361	—	0.25	1.45	13.98	15.34
2019	20,096	18.53	23.79	386,526	0.06	0.25	1.45	29.22	30.86
Janus Henderson VIT Forty
2023	339	25.67	25.67	8,690	0.00	1.25	1.45	33.84	33.84
2022	329	19.18	19.18	6,313	0.00	1.45	1.45	(36.45)	(36.45)
2021	320	30.18	30.18	9,665	—	1.45	1.45	17.25	17.25
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58
2019	2,179	19.36	24.90	42,122	0.03	0.25	1.45	30.90	32.52
Janus Henderson VIT Mid Cap Value
2023	—	16.01	16.01	—	0.00	0.25	0.25	7.52	7.52
2022	6,559	14.89	14.89	97,412	0.01	0.25	0.25	(8.76)	(8.76)
2021	9,277	16.32	16.32	151,142	0.00	0.25	0.25	15.66	15.66
2020	7,741	12.00	14.38	109,059	0.01	0.25	1.45	(5.51)	(4.39)
2019	7,356	12.70	15.04	108,517	1.09	0.25	1.45	24.39	25.86
Janus Henderson VIT Overseas
2023	40,665	7.89	9.85	330,597	0.01	0.25	1.45	6.03	7.06
2022	9,559	7.37	9.29	79,800	0.02	0.25	1.45	(12.61)	(11.74)
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.45	8.36	9.72
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
2019	4,970	6.78	8.84	42,917	1.84	0.25	1.45	21.10	22.56
Janus Henderson VIT Research
2023	3,308	22.41	28.78	89,924	0.00	0.25	1.45	36.90	38.23
2022	2,661	16.37	20.82	51,807	—	0.25	1.45	(32.96)	(32.27)
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.45	14.81	16.22
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
2019	11,536	16.78	21.01	235,260	0.22	0.25	1.45	29.38	30.90

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Bond-Debenture VC
2023	40,930	9.25	11.17	393,874	0.05	0.25	1.45	2.10	3.14
2022	43,396	9.06	10.83	411,428	0.04	0.25	1.45	(16.42)	(15.59)
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.45	(1.19)	(0.08)
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
2019	47,569	10.69	12.59	526,195	3.83	0.25	1.45	8.42	9.76
Lord Abbett Series Developing Growth VC
2023	5,481	14.28	19.37	87,470	—	0.25	1.45	3.70	4.70
2022	5,458	13.77	18.50	83,984	—	0.25	1.45	(38.64)	(38.00)
2021	5,319	22.44	29.84	132,822	—	0.25	1.45	(6.97)	(5.87)
2020	5,177	24.12	32.30	138,287	—	0.25	1.45	64.98	67.10
2019	5,035	14.62	19.33	81,126	—	0.25	1.45	26.03	27.59
Lord Abbett Series Growth and Income VC
2023	6,469	14.78	14.78	95,596	0.01	1.25	1.45	8.52	8.52
2022	6,313	13.62	13.62	85,998	0.01	1.45	1.45	(13.25)	(13.25)
2021	6,161	15.70	15.70	96,686	0.01	1.45	1.45	23.43	23.43
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)
2019	9,377	12.95	15.89	121,452	1.72	0.25	1.45	17.09	18.58
Lord Abbett Series Growth Opportunities VC
2023	809	16.73	16.73	13,544	—	0.25	0.25	7.17	7.17
2022	2,404	15.61	15.61	37,534	—	0.25	0.25	(34.69)	(34.69)
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
2020	2,594	20.36	23.63	60,162	—	0.25	1.45	33.25	34.95
2019	1,486	15.28	17.51	25,581	—	0.25	1.45	30.49	31.95
Lord Abbett Series Total Return VC
2023	—	8.84	8.84	—	—	0.25	0.25	2.91	2.91
2022	14,747	8.59	8.59	126,678	0.03	0.25	0.25	(16.76)	(16.76)
2021	15,173	10.32	10.32	156,646	0.02	0.25	0.25	(3.46)	(3.46)
2020	16,008	9.52	10.89	171,156	0.02	0.25	1.45	2.70	3.91
2019	30,032	9.27	10.48	309,119	2.70	0.25	1.45	3.69	5.01

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan Core Bond Fund (a)
2023	4,140	7.35	7.96	30,491	0.05	0.25	1.45	1.24	2.31
2022	12,665	7.26	7.78	96,347	0.02	0.25	1.45	(16.46)	(15.53)
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.45	(5.95)	(4.76)
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
2019	17,600	8.97	9.42	160,034	3.04	0.25	1.45	3.22	4.43
LVIP JPMorgan Small Cap Core Fund (a)
2023	3,750	13.78	13.78	51,665	0.01	1.25	1.45	8.16	8.16
2022	3,714	12.74	12.74	47,497	0.00	1.45	1.45	(22.93)	(22.93)
2021	3,661	16.53	16.53	60,536	0.00	1.45	1.45	15.84	15.84
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69
2019	13,006	13.17	16.30	197,396	0.20	0.25	1.45	18.86	20.30
LVIP JPMorgan US Equity Fund (a)
2023	455	22.33	22.33	10,151	0.01	1.25	1.45	21.56	21.56
2022	442	18.37	18.37	8,119	0.00	1.45	1.45	(22.23)	(22.23)
2021	—	23.62	29.28	—	—	0.25	1.45	23.41	24.91
2020	—	19.14	23.44	—	—	0.25	1.45	19.48	20.89
2019	—	16.02	19.39	—	—	0.25	1.45	25.65	27.31
MFS® VIT Emerging Markets Equity
2023	—	7.32	7.32	—	0.03	0.25	0.25	7.17	7.17
2022	4,180	6.83	6.83	28,572	0.03	0.25	0.25	(22.56)	(22.56)
2021	4,633	8.82	8.82	40,858	0.00	0.25	0.25	(10.00)	(10.00)
2020	4,537	9.80	10.30	44,462	0.02	0.25	1.45	5.42	6.76
2019	5,441	9.19	9.77	49,995	0.44	0.25	1.45	14.94	16.35
MFS® VIT Global Tactical Allocation
2023	8,232	9.08	9.08	74,774	0.00	1.25	1.45	4.73	4.73
2022	7,937	8.67	8.67	68,798	0.01	1.45	1.45	(11.26)	(11.26)
2021	4,321	9.77	9.77	42,215	0.01	1.45	1.45	(1.91)	(1.91)
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
2019	3,948	9.83	10.52	38,794	2.62	0.25	1.45	9.34	10.62

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2023	6,023	10.10	10.10	60,862	0.01	1.25	1.45	8.14	8.14
2022	5,857	9.34	9.34	54,732	0.01	1.45	1.45	(21.18)	(21.18)
2021	11,111	11.85	11.85	131,716	0.01	1.45	1.45	6.37	6.37
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07
2019	10,464	10.33	11.13	108,140	1.25	0.25	1.45	22.10	23.53
MFS® VIT International Intrinsic Value
2023	11,067	12.14	13.42	139,081	0.01	0.25	1.45	12.41	13.54
2022	15,323	10.80	11.82	173,475	0.00	0.25	1.45	(26.88)	(26.17)
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.45	5.42	6.80
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
2019	32,840	12.18	13.05	416,548	1.41	0.25	1.45	20.12	21.62
MFS® VIT New Discovery
2023	17,932	14.71	18.22	322,925	—	0.25	1.45	9.53	10.56
2022	3,959	13.43	16.48	61,983	—	0.25	1.45	(32.92)	(32.21)
2021	3,569	20.02	24.31	82,284	—	0.25	1.45	(2.82)	(1.66)
2020	3,233	20.60	25.19	75,771	—	0.25	1.45	39.19	40.96
2019	11,454	14.80	17.87	182,136	—	0.25	1.45	35.16	36.73
MFS® VIT Research
2023	2,644	18.92	18.92	50,029	0.00	1.25	1.45	17.08	17.08
2022	2,930	16.16	16.16	47,375	0.00	1.45	1.45	(20.86)	(20.86)
2021	3,055	20.42	20.42	62,393	0.00	1.45	1.45	19.07	19.07
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
2019	2,877	15.42	20.47	44,359	0.64	0.25	1.45	26.81	28.34
MFS® VIT Total Return
2023	2,863	12.32	12.32	35,289	0.02	1.25	1.45	5.57	5.57
2022	3,058	11.67	11.67	35,690	0.01	1.45	1.45	(13.56)	(13.56)
2021	3,109	13.50	13.50	41,980	0.02	1.45	1.45	8.87	8.87
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
2019	2,964	11.84	14.36	35,105	2.56	0.25	1.45	14.84	16.28

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2023	2,649	12.10	15.80	33,418	0.04	0.25	1.45	(6.42)	(5.50)
2022	2,542	12.93	16.72	34,221	0.02	0.25	1.45	(3.72)	(2.68)
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.45	8.92	10.13
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25
2019	8,412	12.21	15.54	121,869	6.05	0.25	1.45	19.35	20.75
Morgan Stanley VIF Emerging Markets Equity
2023	—	8.02	8.02	—	0.03	0.25	0.25	8.38	8.38
2022	11,000	7.40	7.40	81,480	0.00	0.25	0.25	(27.52)	(27.52)
2021	10,967	10.21	10.21	112,068	0.01	0.25	0.25	(0.39)	(0.39)
2020	11,527	10.24	10.40	118,181	0.01	0.25	1.45	9.28	10.64
2019	11,366	9.27	9.40	105,411	1.01	0.25	1.45	14.41	15.76
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	1,809	13.40	13.40	24,250	0.01	1.25	1.45	12.04	12.04
2022	2,379	11.96	11.96	28,460	0.01	1.45	1.45	(16.77)	(16.77)
2021	2,320	14.37	14.37	33,348	0.01	1.45	1.45	13.15	13.15
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
2019	2,197	12.08	13.53	26,534	1.59	0.25	1.45	16.83	18.27
Morningstar Balanced ETF Asset Allocation Portfolio
2023	90,523	10.78	12.20	976,981	0.02	0.25	1.45	8.12	9.22
2022	123,318	9.97	11.17	1,232,258	0.02	0.25	1.45	(16.50)	(15.70)
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.45	6.04	7.29
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
2019	117,036	10.80	11.87	1,265,314	2.07	0.25	1.45	11.23	12.51
Morningstar Conservative ETF Asset Allocation Portfolio
2023	96,748	8.00	8.00	774,087	0.02	1.25	1.45	3.36	3.36
2022	124,542	7.74	7.74	964,125	0.01	1.45	1.45	(15.50)	(15.50)
2021	125,327	9.16	9.16	1,148,136	0.01	1.45	1.45	(2.14)	(2.14)
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
2019	106,324	9.19	9.81	977,708	1.98	0.25	1.45	4.67	6.05

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Growth ETF Asset Allocation Portfolio
2023	22,149	12.29	12.29	272,071	0.01	1.25	1.45	10.42	10.42
2022	40,937	11.13	11.13	455,356	0.01	1.45	1.45	(16.82)	(16.82)
2021	41,793	13.38	13.38	559,097	0.01	1.45	1.45	9.85	9.85
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
2019	39,733	11.58	12.92	459,857	1.83	0.25	1.45	14.54	15.87
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	5,280	9.35	10.58	51,754	0.02	0.25	1.45	6.01	6.98
2022	6,664	8.82	8.82	58,785	0.02	1.45	1.45	(16.16)	(16.16)
2021	6,597	10.52	10.52	69,429	0.01	1.45	1.45	1.84	1.84
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91
2019	6,318	9.97	10.80	62,971	2.54	0.25	1.45	8.02	9.31
Neuberger Berman AMT Sustainable Equity
2023	19,986	13.58	22.75	316,916	0.00	0.25	1.45	21.36	22.84
2022	20,468	11.19	18.52	264,794	0.00	0.25	1.45	(21.97)	(21.06)
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74
2019	21,479	10.62	17.28	257,923	4.25	0.25	1.45	6.20	7.14
PIMCO VIT All Asset
2023	5,083	9.48	10.78	51,138	0.03	0.25	1.45	3.61	4.56
2022	5,869	9.15	10.31	57,368	0.07	0.25	1.45	(15.59)	(14.72)
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.45	10.95	12.36
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
2019	5,492	9.46	10.50	54,531	2.78	0.25	1.45	6.89	8.25
PIMCO VIT CommodityRealReturn Strategy
2023	39,007	4.56	5.58	201,530	0.19	0.25	1.45	(11.85)	(10.94)
2022	50,589	5.12	6.33	286,922	0.31	0.25	1.45	4.11	5.13
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.45	27.46	28.84
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
2019	35,546	3.86	4.93	138,101	4.13	0.25	1.45	6.48	7.97

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Emerging Markets Bond
2023	25,738	8.26	9.68	244,305	0.05	0.25	1.45	6.44	7.44
2022	19,051	7.76	9.01	167,121	0.04	0.25	1.45	(19.33)	(18.46)
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.45	(6.87)	(5.80)
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
2019	24,362	10.13	11.58	270,697	4.52	0.25	1.45	9.63	10.92
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2023	3,275	6.93	9.58	24,155	0.02	0.25	1.45	0.87	1.81
2022	3,184	6.87	9.41	23,256	0.01	0.25	1.45	(14.87)	(13.91)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.45	(8.40)	(7.37)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
2019	3,697	8.37	11.34	32,295	2.36	0.25	1.45	1.33	2.62
PIMCO VIT High Yield
2023	132	17.60	17.60	2,330	0.05	0.25	0.25	8.51	8.51
2022	131	16.22	16.22	2,116	0.05	0.25	0.25	(13.26)	(13.26)
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25
2019	2,158	10.49	18.68	31,986	4.29	0.25	1.45	9.61	10.93
PIMCO VIT International Bond Portfolio (Unhedged)
2023	15,999	6.13	6.52	103,331	0.02	0.25	1.45	1.83	2.68
2022	13,218	6.02	6.35	83,071	0.01	0.25	1.45	(22.52)	(21.60)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.45	(11.60)	(10.60)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
2019	9,420	8.30	8.62	79,358	1.83	0.25	1.45	2.22	3.48
PIMCO VIT Low Duration Administrative
2023	59,336	7.04	7.04	418,616	0.05	1.40	1.40	0.43	0.43
2022	30,982	7.01	7.01	217,169	0.01	1.40	1.40	(9.78)	(9.78)
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
2019	72,260	8.32	9.70	601,239	3.28	0.25	1.40	(0.48)	0.73

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Advisor
2023	39,680	6.91	7.42	279,207	0.03	0.25	1.45	0.58	1.50
2022	41,371	6.87	7.31	289,246	0.02	0.25	1.45	(9.84)	(8.85)
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.45	(5.34)	(4.18)
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
2019	45,557	8.18	8.56	377,581	2.42	0.25	1.45	(0.61)	0.59
PIMCO VIT Real Return Administrative
2023	27,964	8.70	8.70	243,403	0.03	1.40	1.40	(0.80)	(0.80)
2022	35,741	8.77	8.77	313,663	0.07	1.40	1.40	(15.67)	(15.67)
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
2019	38,623	9.63	11.13	373,801	1.71	0.25	1.40	3.77	5.00
PIMCO VIT Real Return Advisor
2023	30,968	7.64	8.62	260,923	0.03	0.25	1.45	(0.78)	0.23
2022	19,221	7.70	8.60	159,795	0.07	0.25	1.45	(15.66)	(14.85)
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.45	0.88	2.12
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04
2019	27,112	8.48	9.33	244,832	1.48	0.25	1.45	3.67	4.83
PIMCO VIT Short-Term
2023	84,758	7.54	8.26	681,601	0.04	0.25	1.45	1.48	2.35
2022	66,909	7.43	8.07	521,940	0.02	0.25	1.45	(4.50)	(3.47)
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.45	(4.42)	(3.35)
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
2019	88,836	8.34	8.88	769,426	2.59	0.25	1.45	(1.77)	(0.56)
PIMCO VIT Total Return Administrative
2023	42,813	8.51	8.51	364,407	0.04	1.40	1.40	1.43	1.43
2022	70,379	8.39	8.39	593,405	0.02	1.40	1.40	(18.07)	(18.07)
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
2019	91,531	10.42	12.49	953,929	2.67	0.25	1.40	3.68	4.87

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Advisor
2023	65,396	7.43	8.35	502,675	0.03	0.25	1.45	1.36	2.45
2022	64,465	7.33	8.15	487,406	0.02	0.25	1.45	(17.92)	(17.17)
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.45	(5.60)	(4.56)
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
2019	69,842	9.12	9.99	649,443	2.95	0.25	1.45	3.52	4.72
Pioneer Bond VCT
2023	21,057	7.79	8.48	163,895	0.04	0.25	1.45	2.23	3.29
2022	40,755	7.62	8.21	322,248	0.02	0.25	1.45	(17.98)	(17.24)
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.45	(4.13)	(2.94)
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
2019	41,291	9.35	9.89	394,588	3.05	0.25	1.45	4.12	5.44
Pioneer Equity Income VCT
2023	931	14.94	14.94	13,910	0.02	1.25	1.45	2.75	2.75
2022	905	14.54	14.54	13,169	0.02	1.45	1.45	(11.77)	(11.77)
2021	880	16.48	16.48	14,514	0.01	1.45	1.45	19.85	19.85
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)
2019	840	14.42	17.19	12,110	2.46	0.25	1.45	19.77	21.23
Pioneer Real Estate Shares VCT (b)
2023	—	9.39	9.39	—	0.01	1.25	1.45	(2.49)	(2.49)
2022	989	9.63	9.63	9,548	0.02	1.45	1.45	(33.86)	(33.86)
2021	1,003	14.56	14.56	14,651	0.00	1.45	1.45	34.57	34.57
2020	6,791	10.82	12.31	73,478	0.03	0.25	1.45	(11.60)	(10.60)
2019	945	12.24	13.77	11,571	2.05	0.25	1.45	22.28	23.83
Pioneer Strategic Income VCT
2023	10,632	8.08	8.08	85,953	0.04	1.25	1.45	3.46	3.46
2022	10,701	7.81	7.81	83,541	0.03	1.45	1.45	(16.47)	(16.47)
2021	15,743	9.35	9.35	147,139	0.03	1.45	1.45	(2.71)	(2.71)
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
2019	14,857	9.35	9.85	138,970	3.12	0.25	1.45	4.70	6.03

(b)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Income
2023	—	8.07	8.07	—	0.11	0.25	0.25	1.25	1.25
2022	15,856	7.97	7.97	126,340	0.05	0.25	0.25	(16.54)	(16.54)
2021	16,519	8.98	9.55	157,757	0.01	0.25	1.45	(8.83)	(7.64)
2020	21,980	9.85	10.49	225,075	0.07	0.25	1.45	1.13	2.34
2019	17,316	9.74	10.25	175,146	3.19	0.25	1.45	7.03	8.24
Putnam VT Large Cap Growth Fund (a)
2023	12,782	28.09	34.11	364,775	—	0.25	1.45	38.51	39.91
2022	12,698	20.28	24.38	262,333	—	0.25	1.45	(33.38)	(32.71)
2021	12,770	30.44	36.23	397,582	—	0.25	1.45	17.30	18.71
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
2019	10,645	19.56	23.08	208,188	0.13	0.25	1.45	30.75	32.42
Putnam VT Large Cap Value
2023	27,941	18.28	22.58	582,137	0.02	0.25	1.45	10.86	11.95
2022	26,814	16.49	20.17	498,611	0.01	0.25	1.45	(7.15)	(6.19)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.45	21.73	23.21
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
2019	30,937	14.42	17.30	477,535	1.61	0.25	1.45	24.74	26.28
Putnam VT Multi-Asset Absolute Return (b)
2023	—	7.51	7.51	—	0.10	0.25	0.25	0.67	0.67
2022	6,879	7.46	7.46	51,360	0.01	0.25	0.25	(2.86)	(2.86)
2021	6,197	7.68	7.68	47,626	—	0.25	0.25	(2.54)	(2.54)
2020	6,093	7.29	8.00	48,012	—	0.25	1.45	(11.42)	(10.31)
2019	6,006	8.23	8.92	52,852	—	0.25	1.45	1.23	2.53
Putnam VT Small Cap Growth
2023	1,913	15.32	15.32	29,325	—	1.25	1.45	18.03	18.03
2022	1,864	12.98	12.98	24,209	—	1.45	1.45	(31.29)	(31.29)
2021	1,816	18.89	18.89	34,323	—	1.45	1.45	8.94	8.94
2020	1,766	17.34	20.90	30,646	—	0.25	1.45	41.90	43.54
2019	946	12.22	14.56	11,559	—	0.25	1.45	31.54	33.09

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Banking
2023	6,876	5.50	10.54	63,183	0.01	1.25	1.45	(1.31)	(1.26)
2022	6,985	5.57	10.68	63,966	0.01	1.30	1.45	(20.54)	(20.42)
2021	7,576	7.01	13.42	88,658	0.01	1.30	1.45	27.69	27.92
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
2019	13,891	5.49	12.01	107,475	0.90	0.25	1.45	22.80	24.23
Rydex VIF Basic Materials
2023	9,307	13.10	16.28	143,181	—	0.25	1.45	4.43	5.52
2022	8,747	12.54	13.23	128,362	0.01	0.25	1.45	(13.46)	(12.56)
2021	10,116	14.49	15.13	167,338	0.01	0.25	1.45	17.61	19.04
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
2019	10,908	10.76	13.34	130,075	—	0.25	1.45	16.20	17.52
Rydex VIF Biotechnology
2023	12,602	13.23	28.33	198,091	—	0.25	1.45	1.03	2.16
2022	11,714	13.08	27.73	172,626	—	0.25	1.45	(16.90)	(16.07)
2021	19,558	15.74	33.04	335,148	—	0.25	1.45	(3.02)	(1.84)
2020	13,913	16.23	34.59	258,822	—	0.25	1.45	16.01	17.41
2019	26,843	13.99	29.46	495,170	—	0.25	1.45	19.27	20.69
Rydex VIF Commodities Strategy
2023	20,663	1.68	3.77	49,118	0.08	1.25	1.45	(10.24)	(10.16)
2022	40,651	1.87	4.20	91,524	0.06	1.30	1.45	17.61	17.98
2021	53,403	1.59	3.56	97,627	—	1.30	1.45	33.33	33.61
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
2019	7,545	1.60	3.61	24,484	1.45	0.25	1.45	10.06	11.50
Rydex VIF Consumer Products
2023	4,342	11.42	19.38	57,603	0.01	0.25	1.45	(7.36)	(6.41)
2022	4,538	12.32	19.34	64,984	0.01	0.25	1.45	(5.01)	(4.07)
2021	4,408	12.97	20.16	65,800	0.01	0.25	1.45	5.79	7.06
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14
2019	8,736	11.92	20.19	125,179	1.05	0.25	1.45	16.98	18.42

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Dow 2x Strategy (c)
2023	2,998	29.98	35.40	92,542	0.00	1.25	1.45	18.36	18.40
2022	2,971	25.32	29.91	77,669	—	1.30	1.45	(23.80)	(23.76)
2021	3,782	33.21	39.25	134,123	—	1.30	1.45	34.51	34.69
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
2019	6,947	25.39	29.93	191,828	0.47	0.25	1.45	41.06	42.77
Rydex VIF Electronics
2023	13,617	15.42	36.22	213,807	—	0.25	1.30	48.27	49.79
2022	15,896	10.40	24.18	167,840	—	0.25	1.30	(35.52)	(34.82)
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
2020	16,790	12.18	35.26	214,759	—	0.25	1.45	49.15	50.98
2019	25,807	8.15	23.64	304,240	—	0.25	1.45	52.32	54.17
Rydex VIF Energy
2023	16,490	5.71	8.14	118,406	0.04	0.25	1.45	(2.63)	(1.57)
2022	12,746	5.86	8.36	94,038	0.01	1.30	1.45	41.94	42.23
2021	12,288	4.12	5.89	63,976	0.01	1.30	1.45	44.06	44.36
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
2019	9,943	4.55	6.48	64,577	0.22	0.25	1.45	2.02	3.44
Rydex VIF Energy Services
2023	11,950	1.92	2.17	24,994	—	1.25	1.45	—	0.52
2022	11,703	1.91	2.29	24,486	—	0.25	1.45	36.43	37.95
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.45	12.00	13.70
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)
2019	11,880	2.08	2.47	27,044	—	0.25	1.45	(4.59)	(3.14)
Rydex VIF Europe 1.25x Strategy (c)
2023	4	6.55	6.55	27	—	1.30	1.30	14.91	14.91
2022	4	5.70	5.70	23	—	1.30	1.30	(16.67)	(16.67)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
2020	4	5.01	8.66	23	—	0.25	1.45	(4.20)	(3.01)
2019	167	5.17	9.04	1,049	0.05	0.25	1.45	22.83	24.36

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Financial Services
2023	5,644	8.85	8.85	49,918	—	1.30	1.30	9.12	9.12
2022	5,506	8.11	8.11	44,633	0.01	1.30	1.30	(21.57)	(21.57)
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
2019	12,628	7.88	12.93	111,422	5.70	0.25	1.45	22.56	23.93
Rydex VIF Government Long Bond 1.2x Strategy (c)
2023	2,691	7.30	7.30	19,682	0.02	1.30	1.30	(5.19)	(5.19)
2022	1,234	7.70	7.70	9,528	0.02	1.30	1.30	(43.34)	(43.34)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
2019	3,498	10.90	14.60	45,881	1.51	0.25	1.45	11.68	13.00
Rydex VIF Health Care
2023	8,786	16.52	23.51	155,255	—	0.25	1.45	0.56	1.69
2022	9,108	16.42	23.12	160,120	—	0.25	1.45	(15.67)	(14.81)
2021	8,932	19.47	27.14	186,265	—	0.25	1.45	13.73	15.05
2020	14,746	17.12	24.24	283,756	—	0.25	1.45	13.45	14.83
2019	28,740	15.09	21.11	500,166	—	0.25	1.45	17.25	18.66
Rydex VIF Internet
2023	10,056	12.54	24.34	142,795	—	0.25	1.45	41.22	42.67
2022	9,917	12.80	17.06	99,548	—	0.25	1.45	(47.15)	(46.59)
2021	11,173	24.22	31.94	211,502	—	0.25	1.45	(8.81)	(7.71)
2020	11,899	18.40	35.56	251,387	—	0.25	1.45	53.26	55.08
2019	23,438	11.99	22.93	324,562	—	0.25	1.45	19.93	21.45
Rydex VIF Inverse Dow 2x Strategy
2023	—	0.06	0.06	—	0.07	0.25	0.25	(25.00)	(25.00)
2022	11,220	0.08	0.08	900	—	0.25	0.25	—	—
2021	—	—	—	—	—	—	—	—	—
2020	—	0.07	0.65	—	—	0.25	1.45	(50.00)	(46.15)
2019	—	0.13	1.25	—	—	0.25	1.45	(38.73)	(36.84)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Government Long Bond Strategy (c)
2023	1,802	1.39	2.07	3,750	—	0.25	1.30	(0.71)	0.49
2022	5,710	1.40	2.06	9,156	—	0.25	1.30	40.00	42.07
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
2019	13,205	1.36	4.61	25,669	—	0.25	1.45	(17.07)	(15.97)
Rydex VIF Inverse Mid-Cap Strategy
2023	22,107	0.61	0.61	13,495	0.01	0.25	0.25	(12.86)	(12.86)
2022	2,565	0.70	0.70	1,789	—	0.25	0.25	6.06	6.06
2021	—	—	—	—	—	—	—	—	—
2020	—	0.54	2.60	—	—	0.25	1.45	(28.18)	(27.64)
2019	—	0.75	3.62	—	—	0.25	1.45	(23.79)	(22.64)
Rydex VIF Inverse NASDAQ-100® Strategy
2023	51,585	0.27	0.27	13,850	0.02	0.25	0.25	(34.15)	(34.15)
2022	4,488	0.41	0.41	1,843	—	0.25	0.25	32.26	32.26
2021	—	—	—	—	—	—	—	—	—
2020	—	0.25	1.26	—	0.02	0.25	1.45	(40.85)	(39.73)
2019	12,192	0.42	2.13	8,816	0.32	0.25	1.45	(31.15)	(29.91)
Rydex VIF Inverse Russell 2000® Strategy (c)
2023	22,496	0.34	0.61	13,394	—	0.25	1.30	(15.00)	(14.08)
2022	3,867	0.40	0.71	2,356	—	0.25	1.30	11.11	12.70
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
2019	1,414	0.69	3.64	976	0.62	0.25	1.45	(24.18)	(23.23)
Rydex VIF Inverse S&P 500 Strategy (c)
2023	4,750	0.36	0.71	3,359	0.05	0.25	1.30	(18.18)	(17.44)
2022	35,169	0.44	0.86	18,295	—	0.25	1.30	10.00	13.16
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
2019	4,240	0.76	3.18	6,072	0.37	0.25	1.45	(26.22)	(25.38)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Japan 2x Strategy (c)
2023	5,013	9.35	10.31	51,609	0.00	1.25	1.45	28.79	28.88
2022	4,891	7.26	8.00	39,069	—	1.30	1.45	(45.37)	(45.36)
2021	4,775	13.29	14.64	69,784	—	1.30	1.45	(17.85)	(17.76)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
2019	4,532	12.01	13.27	59,992	1.42	0.25	1.45	32.97	34.63
Rydex VIF Leisure
2023	4,012	12.29	12.38	49,584	—	1.25	1.45	17.35	17.38
2022	3,905	10.47	10.55	41,115	—	1.30	1.45	(30.62)	(30.55)
2021	3,801	15.09	15.19	57,647	—	1.30	1.45	(3.49)	(3.33)
2020	2,717	15.61	18.59	42,745	—	0.25	1.45	15.74	17.14
2019	5,766	13.47	15.87	78,094	0.25	0.25	1.45	23.64	25.16
Rydex VIF Mid-Cap 1.5x Strategy (c)
2023	3,336	18.14	31.12	64,077	—	0.25	1.45	13.87	15.06
2022	3,691	15.92	20.18	64,085	—	0.25	1.45	(26.40)	(25.62)
2021	3,595	21.63	27.13	84,735	—	0.25	1.45	29.37	30.94
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
2019	3,460	15.79	27.05	59,824	1.13	0.25	1.45	30.17	31.83
Rydex VIF Money Market (b)
2023	570,272	4.53	6.67	3,120,786	0.04	0.25	1.45	(0.66)	0.32
2022	681,651	6.21	6.71	3,856,461	0.01	0.25	1.45	(3.45)	(2.51)
2021	439,193	6.37	6.95	2,317,979	—	0.25	1.45	(4.40)	(3.19)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
2019	476,604	5.15	7.60	2,744,584	0.94	0.25	1.45	(3.43)	(2.38)
Rydex VIF NASDAQ-100®
2023	6,390	31.95	46.13	243,288	—	0.25	1.45	46.79	48.33
2022	6,208	21.75	31.10	161,966	—	0.25	1.45	(36.87)	(36.22)
2021	11,856	34.45	48.76	464,911	—	0.25	1.45	20.03	21.51
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
2019	21,596	20.70	29.39	481,765	0.21	0.25	1.45	30.93	32.51

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100® 2x Strategy (c)
2023	110	71.78	71.78	7,909	—	1.30	1.30	107.10	107.10
2022	355	34.66	34.66	12,290	—	1.30	1.30	(62.66)	(62.66)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81
2019	678	35.30	71.61	24,011	0.07	0.25	1.45	72.64	74.79
Rydex VIF Nova (c)
2023	1,375	23.10	27.35	35,329	—	1.25	1.45	29.41	29.50
2022	1,563	17.85	21.12	30,580	0.00	1.30	1.45	(33.20)	(33.16)
2021	1,639	26.72	31.60	47,681	0.00	1.30	1.45	36.03	36.19
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
2019	5,315	17.07	20.41	93,116	0.38	0.25	1.45	38.73	40.47
Rydex VIF Precious Metals
2023	15,018	5.11	9.35	134,533	0.00	0.25	1.45	(0.57)	0.39
2022	15,141	5.09	8.80	134,986	0.00	0.25	1.45	(14.73)	(13.87)
2021	14,483	10.32	11.04	153,319	0.04	1.30	1.45	(13.13)	(13.00)
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
2019	31,443	5.18	9.86	231,298	—	0.25	1.45	45.44	47.16
Rydex VIF Real Estate
2023	5,565	9.66	13.87	71,373	0.01	1.25	1.45	5.69	5.72
2022	5,768	9.14	13.12	70,077	0.01	1.30	1.45	(30.43)	(30.39)
2021	5,854	13.13	18.86	102,900	0.01	1.30	1.45	28.22	28.39
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
2019	16,076	9.28	16.28	230,703	2.58	0.25	1.45	19.06	20.51
Rydex VIF Retailing
2023	3,119	13.77	19.14	53,472	—	0.25	1.45	11.67	12.85
2022	3,233	12.33	16.96	49,851	—	0.25	1.45	(29.54)	(28.86)
2021	3,272	17.50	23.84	71,695	—	0.25	1.45	6.84	8.17
2020	1,759	16.38	22.65	38,837	—	0.25	1.45	37.42	39.04
2019	6,013	11.92	16.29	89,188	—	0.25	1.45	19.08	20.49

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Russell 2000® 1.5x Strategy (c)
2023	17	17.94	17.94	313	—	1.30	1.30	14.71	14.71
2022	21	15.64	15.64	328	—	1.30	1.30	(36.24)	(36.24)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
2020	249	16.27	21.52	5,368	—	0.25	1.45	14.74	16.15
2019	30	14.18	18.72	564	—	0.25	1.45	29.50	31.09
Rydex VIF Russell 2000® 2x Strategy (c)
2023	24	10.12	10.12	244	—	1.30	1.30	16.86	16.86
2022	24	8.66	8.66	204	—	1.30	1.30	(45.36)	(45.36)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
2019	22	11.72	16.04	257	1.26	0.25	1.45	40.70	42.51
Rydex VIF S&P 500 2x Strategy (c)
2023	5,688	28.89	36.24	205,278	0.00	1.25	1.45	38.96	39.01
2022	5,496	20.79	26.07	142,915	—	1.30	1.45	(42.28)	(42.25)
2021	5,396	36.02	45.14	242,629	—	1.30	1.45	51.43	51.60
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
2019	7,181	21.01	26.41	177,898	—	0.25	1.45	55.44	57.39
Rydex VIF S&P 500 Pure Growth
2023	7,915	15.45	18.95	139,488	—	1.25	1.45	1.98	1.99
2022	7,676	15.15	21.19	133,090	—	0.25	1.45	(31.29)	(30.62)
2021	10,582	22.05	30.54	265,263	—	0.25	1.45	22.03	23.49
2020	15,384	18.07	25.41	327,363	—	0.25	1.45	21.77	23.23
2019	32,263	14.84	20.62	570,178	—	0.25	1.45	21.04	22.59
Rydex VIF S&P 500 Pure Value
2023	36,023	13.09	16.10	537,910	0.01	0.25	1.45	1.83	2.89
2022	39,792	12.85	14.86	585,927	0.01	0.25	1.45	(6.55)	(5.65)
2021	44,842	13.75	15.75	706,320	0.01	0.25	1.45	26.49	28.15
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
2019	57,983	12.71	15.60	867,476	1.10	0.25	1.45	17.90	19.38

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P MidCap 400 Pure Growth
2023	11,374	11.20	18.83	152,500	—	0.25	1.45	9.86	11.03
2022	10,976	10.19	16.96	133,344	—	0.25	1.45	(25.84)	(25.09)
2021	11,064	13.74	22.64	183,320	—	0.25	1.45	7.34	8.64
2020	10,815	12.80	21.42	166,838	—	0.25	1.45	24.76	26.30
2019	11,931	10.26	16.96	151,320	—	0.25	1.45	10.44	11.73
Rydex VIF S&P MidCap 400 Pure Value
2023	10,381	16.23	21.49	197,873	—	0.25	1.45	22.45	23.76
2022	10,948	13.25	15.32	171,694	0.01	0.25	1.45	(9.12)	(8.26)
2021	10,852	14.58	16.70	186,870	0.00	0.25	1.45	25.58	27.09
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
2019	12,618	11.31	14.95	167,847	—	0.25	1.45	17.08	18.52
Rydex VIF S&P SmallCap 600 Pure Growth
2023	2,062	11.67	16.18	32,749	0.00	1.25	1.45	12.52	12.64
2022	1,981	10.36	14.00	28,079	—	0.25	1.45	(32.81)	(32.14)
2021	1,904	15.42	20.63	40,384	—	0.25	1.45	13.97	15.38
2020	2,999	13.53	18.76	55,187	—	0.25	1.45	10.72	12.01
2019	18,337	12.22	16.92	308,758	—	0.25	1.45	7.67	8.97
Rydex VIF S&P SmallCap 600 Pure Value
2023	4,305	11.80	14.70	61,875	—	1.25	1.45	16.02	16.03
2022	4,167	10.17	12.67	52,062	—	1.30	1.45	(12.07)	(12.02)
2021	3,814	11.56	12.59	54,090	—	0.25	1.45	37.13	38.81
2020	26,329	8.43	10.49	274,108	—	0.25	1.45	(10.03)	(8.98)
2019	27,517	9.37	11.65	316,784	0.07	0.25	1.45	15.39	16.76
Rydex VIF Strengthening Dollar 2x Strategy (c)
2023	3,423	4.28	5.71	14,640	0.00	0.25	1.30	(2.95)	(2.06)
2022	6,537	4.41	5.83	30,335	—	0.25	1.30	10.80	11.90
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
2019	737	4.55	9.83	3,345	1.42	0.25	1.45	0.10	1.18

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Technology
2023	155,855	17.00	28.44	3,301,859	—	1.25	1.45	42.74	42.84
2022	163,987	11.91	19.91	2,383,012	—	1.30	1.45	(38.89)	(38.89)
2021	55,385	19.49	32.58	1,244,708	—	1.30	1.45	15.25	15.39
2020	16,443	16.89	30.10	292,837	—	0.25	1.45	42.71	44.50
2019	26,581	11.82	20.83	355,326	—	0.25	1.45	33.67	35.26
Rydex VIF Transportation
2023	1,946	14.79	17.78	31,658	—	1.25	1.45	19.25	19.27
2022	1,901	12.40	14.91	25,926	—	1.30	1.45	(37.75)	(37.72)
2021	1,861	19.91	23.95	40,788	—	1.30	1.45	16.91	17.00
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
2019	85	12.67	15.20	1,279	—	0.25	1.45	16.99	18.36
Rydex VIF Utilities
2023	8,052	8.68	13.62	78,979	0.02	0.25	1.30	(11.07)	(10.10)
2022	9,602	9.76	15.15	110,627	0.01	0.25	1.30	(3.17)	(2.13)
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)
2019	13,536	10.11	15.63	169,233	0.18	0.25	1.45	13.74	15.18
Rydex VIF Weakening Dollar 2x Strategy (c)
2023	45	2.51	2.51	114	0.10	1.30	1.30	(1.18)	(1.18)
2022	45	2.54	2.54	116	—	1.30	1.30	(22.09)	(22.09)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
2020	4,739	3.95	4.99	18,727	—	0.25	1.45	4.83	6.31
2019	—	3.76	4.76	—	—	0.25	1.45	(8.99)	(7.91)
T. Rowe Price Blue Chip Growth
2023	27,250	23.29	32.00	758,277	—	0.25	1.45	42.80	44.21
2022	32,316	16.31	22.19	637,897	—	0.25	1.45	(41.20)	(40.60)
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.45	12.22	13.56
2020	44,349	24.72	33.52	1,258,793	—	0.25	1.45	28.08	29.62
2019	40,162	19.30	25.86	901,797	—	0.25	1.45	23.96	25.47

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Equity Income
2023	11,343	14.20	18.94	169,034	0.02	0.25	1.45	4.72	5.81
2022	35,440	13.56	17.90	592,138	0.02	0.25	1.45	(7.57)	(6.67)
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.45	19.76	21.24
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
2019	35,013	12.69	16.50	547,859	2.11	0.25	1.45	20.51	22.04
T. Rowe Price Health Sciences
2023	11,698	20.81	36.12	290,178	—	0.25	1.45	(1.56)	(0.59)
2022	13,069	21.14	36.34	333,603	—	0.25	1.45	(16.31)	(15.45)
2021	12,637	25.26	42.98	384,258	—	0.25	1.45	7.90	9.22
2020	10,866	23.41	39.35	311,311	—	0.25	1.45	23.60	25.12
2019	11,799	18.94	31.45	274,702	—	0.25	1.45	23.07	24.51
T. Rowe Price Limited-Term Bond
2023	13,631	7.06	7.48	99,621	0.03	0.25	1.45	0.28	1.36
2022	8,392	7.04	7.38	59,889	0.02	0.25	1.45	(8.69)	(7.75)
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.45	(4.46)	(3.38)
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
2019	8,299	8.08	8.34	67,387	2.18	0.25	1.45	(0.49)	0.72
Templeton Developing Markets VIP Fund
2023	27,369	8.27	16.90	408,602	0.02	0.25	1.45	7.71	9.08
2022	17,382	13.65	15.69	244,945	0.02	0.25	1.45	(25.39)	(24.50)
2021	28,408	18.08	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
2019	30,311	10.15	20.82	447,122	0.78	0.25	1.45	21.19	22.70
Templeton Foreign VIP Fund
2023	18,364	8.21	14.18	186,950	0.05	0.25	1.45	15.61	16.90
2022	54,229	7.56	12.13	513,445	0.03	0.25	1.45	(11.68)	(10.55)
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
2019	28,395	8.51	14.39	375,377	1.73	0.25	1.45	7.57	8.93

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2023	14,223	6.03	6.83	87,369	—	0.25	1.45	(1.47)	(0.44)
2022	27,002	6.12	6.86	176,396	—	0.25	1.45	(8.79)	(7.92)
2021	28,679	6.71	7.45	204,921	—	0.25	1.45	(9.20)	(8.02)
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
2019	45,131	8.16	9.00	385,706	7.49	0.25	1.45	(2.39)	(1.32)
VanEck VIP Global Gold
2023	1,271	8.83	8.83	11,197	—	1.25	1.45	5.75	5.75
2022	1,236	8.35	8.35	10,290	—	1.45	1.45	(16.92)	(16.92)
2021	1,202	10.05	10.05	12,051	0.04	1.45	1.45	(17.76)	(17.76)
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22
2019	455	8.56	9.22	4,196	—	0.25	1.45	32.66	34.37
VanEck VIP Global Resources
2023	1,473	4.96	6.17	9,073	0.05	0.25	1.45	(7.77)	(6.94)
2022	17,489	5.33	6.69	95,111	0.02	0.25	1.45	3.56	4.72
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.45	13.53	14.90
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
2019	17,047	3.86	5.00	65,751	—	0.25	1.45	6.61	7.97
Vanguard® VIF Balanced
2023	19,469	12.92	14.34	260,722	0.02	0.25	1.85	9.12	10.65
2022	19,190	11.84	12.96	234,385	0.02	0.25	1.85	(18.18)	(17.03)
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.85	13.40	15.19
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
2019	8,926	12.11	12.77	109,531	2.70	0.25	1.85	16.67	18.46
Vanguard® VIF Capital Growth
2023	4,113	18.41	18.41	75,722	0.01	1.65	1.85	22.16	22.16
2022	2,016	15.07	15.07	30,392	0.01	1.85	1.85	(19.28)	(19.28)
2021	3,798	18.67	18.67	70,943	0.01	1.85	1.85	15.75	15.75
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
2019	1,188	14.42	15.21	17,130	1.09	0.25	1.85	20.57	22.46

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Conservative Allocation
2023	20,201	10.01	11.12	206,260	0.02	0.25	1.85	7.29	8.91
2022	19,643	9.33	10.21	186,269	0.02	0.25	1.85	(18.73)	(17.59)
2021	15,706	11.48	11.48	180,320	0.02	1.85	1.85	0.97	0.97
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
2019	26,388	10.68	11.27	281,925	2.27	0.25	1.85	10.33	12.03
Vanguard® VIF Diversified Value
2023	50,534	14.92	16.56	824,785	0.00	0.25	1.85	14.68	16.29
2022	10,914	13.01	14.24	145,444	0.01	0.25	1.85	(15.52)	(14.32)
2021	9,492	15.40	16.62	148,092	—	0.25	1.85	24.29	26.29
2020	—	12.39	13.29	—	—	0.25	1.85	6.44	8.22
2019	—	11.64	12.28	—	—	0.25	1.85	19.75	21.70
Vanguard® VIF Equity Income
2023	49,091	14.70	16.32	735,331	0.03	0.25	1.85	3.16	4.62
2022	48,458	14.25	15.60	701,678	0.02	0.25	1.85	(5.19)	(3.82)
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.85	19.38	21.32
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
2019	35,639	12.80	13.51	456,182	2.04	0.25	1.85	18.52	20.41
Vanguard® VIF Equity Index
2023	105,323	17.70	19.65	2,050,012	0.01	0.25	1.85	20.33	22.05
2022	48,534	14.71	16.10	767,320	0.01	0.25	1.85	(21.92)	(20.81)
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.85	22.50	24.42
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
2019	13,724	13.66	14.42	196,285	1.55	0.25	1.85	24.98	27.05
Vanguard® VIF Global Bond Index
2023	1,080	8.16	8.16	8,814	0.02	1.65	1.85	1.75	1.75
2022	1,051	8.02	8.02	8,429	0.03	1.85	1.85	(17.15)	(17.15)
2021	1,021	9.68	9.68	9,885	0.02	1.85	1.85	(6.47)	(6.47)
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
2019	963	10.18	10.30	9,809	—	0.25	1.85	1.80	3.00

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Growth
2023	13,058	18.37	18.37	239,894	0.00	1.65	1.85	33.79	33.79
2022	13,000	13.73	13.73	178,526	—	1.85	1.85	(36.38)	(36.38)
2021	12,940	21.58	21.58	279,307	0.00	1.85	1.85	12.28	12.28
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
2019	11,598	14.10	14.88	163,589	0.41	0.25	1.85	27.49	29.50
Vanguard® VIF High Yield Bond
2023	17,454	9.87	10.96	180,043	0.05	0.25	1.85	6.59	8.09
2022	16,980	9.26	10.14	163,352	0.05	0.25	1.85	(13.54)	(12.28)
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.85	(1.20)	0.35
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29
2019	1,778	10.77	11.37	19,155	—	0.25	1.85	10.12	12.02
Vanguard® VIF International
2023	50,506	13.65	15.16	746,230	0.01	0.25	1.85	9.38	10.98
2022	28,047	12.48	13.66	367,815	0.01	0.25	1.85	(33.26)	(32.31)
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.85	(6.22)	(4.72)
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
2019	26,377	13.29	14.02	353,895	1.44	0.25	1.85	25.02	26.99
Vanguard® VIF Mid-Cap Index
2023	36,266	14.35	15.93	559,640	0.01	0.25	1.85	10.64	12.18
2022	38,848	12.97	14.20	537,453	0.01	0.25	1.85	(22.52)	(21.42)
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.85	18.47	20.39
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
2019	30,233	12.57	13.26	393,880	1.35	0.25	1.85	24.70	26.65
Vanguard® VIF Moderate Allocation
2023	167,272	11.36	12.61	2,091,003	0.02	0.25	1.85	10.29	11.89
2022	108,911	10.30	11.27	1,215,084	0.02	0.25	1.85	(19.72)	(18.63)
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.85	4.82	6.54
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
2019	26,452	11.30	11.92	306,216	1.70	0.25	1.85	13.91	15.73

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Real Estate Index
2023	8,292	10.48	11.64	92,937	0.02	0.25	1.85	6.61	8.18
2022	5,056	9.83	10.76	51,632	0.01	0.25	1.85	(29.63)	(28.65)
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.85	33.56	35.73
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
2019	860	11.54	12.18	10,387	1.02	0.25	1.85	22.64	24.67
Vanguard® VIF Short Term Investment Grade
2023	77,586	7.93	8.80	660,534	0.01	0.25	1.85	1.28	2.68
2022	45,708	7.83	8.57	371,405	0.03	0.25	1.85	(10.00)	(8.73)
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.85	(5.13)	(3.59)
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08
2019	41,075	9.13	9.63	379,592	3.85	0.25	1.85	0.66	2.34
Vanguard® VIF Small Company Growth (c)
2023	4,806	13.97	15.51	68,423	0.00	0.25	1.85	14.23	15.83
2022	4,698	12.23	13.39	58,415	0.00	0.25	1.85	(28.73)	(27.70)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.85	8.81	10.57
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
2019	4,373	13.44	14.18	59,289	0.95	0.25	1.85	21.96	23.95
Vanguard® VIF Total Bond Market Index
2023	319,038	7.52	8.35	2,612,104	0.01	0.25	1.85	0.80	2.20
2022	134,151	7.46	8.17	1,052,635	0.02	0.25	1.85	(17.20)	(15.95)
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.85	(6.34)	(4.89)
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
2019	81,182	9.39	9.91	781,850	2.58	0.25	1.85	3.53	5.20
Vanguard® VIF Total International Stock Market Index
2023	18,161	10.10	10.82	189,365	0.02	0.25	1.85	10.26	11.89
2022	11,678	9.16	9.67	107,993	0.03	0.25	1.85	(19.86)	(18.74)
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.85	3.44	5.12
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
2019	3,485	10.44	10.55	36,391	—	0.25	1.85	4.40	5.50

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Stock Market Index
2023	90,002	17.10	18.98	1,661,795	0.01	0.25	1.85	20.25	21.98
2022	33,908	14.22	15.56	493,434	0.01	0.25	1.85	(23.22)	(22.16)
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.85	19.64	21.59
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67
2019	64,863	13.48	14.22	877,118	1.04	0.25	1.85	24.58	26.51
Virtus Duff & Phelps Real Estate Securities Series
2023	1,245	12.51	13.49	15,578	0.02	0.25	1.45	6.47	7.49
2022	5,658	11.75	12.55	70,006	0.01	0.25	1.45	(29.17)	(28.41)
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.45	40.12	41.71
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
2019	10,833	12.58	13.17	140,268	2.04	0.25	1.45	21.90	23.43
Virtus KAR Small-Cap Growth Series
2023	11,667	26.15	28.90	311,687	—	0.25	1.45	14.74	15.88
2022	11,558	22.79	24.94	268,510	—	0.25	1.45	(33.23)	(32.54)
2021	25,408	34.13	36.97	879,849	—	0.25	1.45	0.41	1.62
2020	20,335	33.99	36.84	696,170	—	0.25	1.45	38.34	39.97
2019	20,994	24.57	26.32	518,804	—	0.25	1.45	31.32	32.93
Virtus Newfleet Multi-Sector Intermediate Bond Series
2023	1,076	8.63	8.63	9,314	0.05	1.25	1.45	4.10	4.10
2022	1,046	8.29	8.29	8,695	0.01	1.45	1.45	(13.28)	(13.28)
2021	6,417	9.56	9.56	61,347	0.03	1.45	1.45	(3.34)	(3.34)
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
2019	15,829	9.71	10.04	155,623	3.80	0.25	1.45	5.66	6.92
Virtus SGA International Growth Series
2023	6,493	8.79	8.79	57,031	0.00	0.25	0.25	14.30	14.30
2022	25,077	7.69	7.69	192,874	—	0.25	0.25	(21.21)	(21.21)
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
2020	27,929	9.04	9.45	259,986	—	0.25	1.45	18.32	19.62
2019	29,099	7.64	7.90	226,651	0.84	0.25	1.45	13.35	14.83

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Voya MidCap Opportunities Portfolio
2023	3,477	17.13	17.13	59,558	—	1.25	1.45	18.22	18.22
2022	3,392	14.49	14.49	49,144	—	1.45	1.45	(28.48)	(28.48)
2021	3,310	20.26	20.26	67,072	—	1.45	1.45	6.74	6.74
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05
2019	3,138	14.12	16.78	44,297	0.10	0.25	1.45	23.32	24.76
VY CBRE Global Real Estate Portfolio
2023	2,653	9.26	10.47	25,732	0.02	0.25	1.45	7.42	8.61
2022	2,592	8.62	9.64	23,316	0.03	0.25	1.45	(28.35)	(27.63)
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.45	28.12	29.57
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
2019	2,712	10.36	11.37	29,068	2.48	0.25	1.45	18.81	20.19
VY CBRE Real Estate Portfolio
2023	1,768	13.73	13.73	24,280	0.02	0.25	0.25	10.28	10.28
2022	1,720	12.45	12.45	21,422	0.01	0.25	0.25	(29.58)	(29.58)
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97
2020	1,627	10.73	12.22	19,577	—	0.25	1.45	(10.73)	(9.68)
2019	1,721	12.02	13.53	22,960	2.01	0.25	1.45	22.40	23.90

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.